BOND FUNDS

                              SEMI-ANNUAL REPORT

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999



                                        [LOGO] ONE GROUP MUTUAL FUNDS



                                  ONE GROUP(R) ULTRA SHORT-TERM BOND FUND

                                  ONE GROUP(R) SHORT-TERM BOND FUND

                                  ONE GROUP(R) INTERMEDIATE BOND FUND

                                  ONE GROUP(R) BOND FUND

                                  ONE GROUP(R) INCOME BOND FUND

                                  ONE GROUP(R) GOVERNMENT BOND FUND

                                  ONE GROUP(R) TREASURY & AGENCY FUND

                                  ONE GROUP(R) HIGH YIELD BOND FUND
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             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

Portfolio Performance Review...............................................    2
Schedules of Portfolio Investments.........................................    4
Statements of Assets and Liabilities.......................................   64
Statements of Operations...................................................   66
Statements of Changes in Net Assets........................................   68
Statements of Cash Flows...................................................   71
Schedules of Capital Stock Activity........................................   72
Financial Highlights.......................................................   75
Notes to Financial Statements............................................... 103

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--------------------------------------------------------------------------------
Portfolio Performance Review
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ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

RISING RATES RATTLE BOND MARKET
After a difficult period between July 1 and December 31, the year 1999 finished as one of the worst years for the fixed income market, in terms of overall performance, primarily due to rising interest rates. Interest rates rose significantly during 1999, as the U.S. economy continued to surprise economists with high levels of income growth and low inflation. Early in the year, investors expected that 1998's emerging market crisis would result in a significant slowdown of the U.S. economy. This, combined with the potential for disinflation, was expected to cause interest rates to drop and the yield curve to steepen.

Nonetheless, the economy continued to grow, fueled by high levels of personal consumption and productivity. In addition, falling unemployment, the re-emergence of economic growth abroad, a moderate rise in commodity prices and a skyrocketing U.S. equity market helped sustain growth. The Federal Reserve--growing uncomfortable with the levels of growth and employment, potential wage pressures, the strong equity market, and the potential for future inflation--began a tightening course that increased the federal funds rate a total of 0.75 percentage points. More important, market rates increased by more than 1.50 percentage points, pushing bond prices downward.

Treasury securities led the decline. For example, the yield on the 30-year Treasury bond rose from 5.09% on December 31, 1998, to 5.99% on June 30, 1999, and to 6.48% on December 31, 1999.

VOLATILITY CHARACTERIZES SPREAD SECTORS
While the spread sectors (non-Treasury sectors of the fixed income market, such as the mortgage-backed, asset-backed and corporate bond sectors) offered better relative performance than Treasuries, they experienced significant volatility during the last six months of the calendar year. Spreads widened early in the period, due to concerns over potential Fed rate hikes and Y2K readiness. Later, spreads tightened as interest rate volatility subsided. Also, the Fed's announcement that it would provide enough liquidity in the monetary system to combat any perceived Y2K concerns contributed to the tightening. (Spreads refer to the differences in yield between Treasury bonds and comparable-maturity non-Treasury bonds. Non-Treasury bonds become more attractive as spreads tighten.)

ONE GROUP FUNDS WEATHER THE STORM
Overall, despite the difficult market environment, the One Group fixed income funds performed relatively well during the second half of calendar 1999 by staying true to their investment styles. A key strategy we try to implement in all market environments is to maintain a fairly controlled duration policy. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less.) By doing this in the second half of 1999, the funds were able to avoid severe price declines that resulted from the rising interest rate environment. While on an absolute basis the funds experienced the negative effects of rising interest rates, on a relative basis the funds performed well compared to most bond market averages.

In addition, our fund management teams continued to focus on securities that our research analysts had identified as good long-term prospects. For most of the funds, this meant maintaining overweighted positions in spread sectors, which our analysts believed offered the greatest return potential. Indeed, these securities weathered significant volatility during the six-month period, but when all was said and done, they held up much better than comparable-maturity Treasuries due to the cushion provided by higher yields. Adding to performance was a very strong bottom-up security selection process within the spread sectors, which proved beneficial during a difficult period for valuation.

MUNICIPAL MARKET STRUGGLES
The period between July 1, 1999, and December 31, 1999, proved to be an even more difficult period for the municipal bond market. As with the taxable market, the municipal market also was hurt by rising interest rates and Y2K illiquidity concerns. But, the municipal market also underperformed due to better return opportunities available in the taxable market. Institutional investors, in particular, tended to move money out of municipals and into taxable bonds to take advantage of higher yield opportunities. The impending

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Portfolio Performance Review, continued
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ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

presidential election didn't help matters either, as discussions and concerns about new tax plan proposals began to influence price levels.

CONCERNS EMERGE IN HIGH-YIELD MARKET
Given their yield "cushion," high-yield bonds performed pretty well, on a relative basis, during the second half of 1999. At the same time, though, the sector experienced significant volatility and spread widening. Also, Y2K concerns contributed to an oversupply of high-yield bonds, which didn't help spread levels. The market also experienced a slight increase in default levels--from 2% to 5%. While the overall default rate still remains low, the increase raised some concerns and affected the market psychology so that high-yield bonds were being priced to recession scenarios.

MONEY MARKETS BENEFIT FROM RATE HIKES
Perhaps the only area of the fixed income market that welcomed the Fed's rate hikes was the money market arena, where higher rates only meant higher yields for investors. One Group money market funds all maintain very short average maturities, which allowed the funds to quickly take advantage of the rate hikes. As long as there is some concern that the Fed will raise rates, money market funds should remain attractive to those who want liquidity and stability.

IMPROVEMENTS MAY BE IN STORE FOR 2000
Looking ahead, we remain cautiously optimistic that the fixed income environment will strengthen in 2000. We still expect to see a fair amount of volatility, and we think the Fed will raise interest rates in the first half of the year. Of course, this will put additional pressure on the bond market, but we think things will improve in the second half of 2000, as rates and the economy stabilize and volatility subsides. We continue to set our sights on maximizing yield opportunities through investments in the spread sectors. We believe they once again will outperform the Treasury market, particularly during the first three to six months of the new year.

It's important to remember that it's fairly easy to make money in a bond market rally, but it can be difficult to protect money in a severe bear market, such as 1999. One Group Funds have shown the ability to manage through one of the most difficult periods for fixed income securities since the U.S. government began issuing the 30-year Treasury bond in the late 1970's. Basically, everything that could have gone wrong did go wrong. But, our teams persevered without any crises or excess risk, and they offered good relative performance.

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors

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One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES (44.3%):
 $ 4,752    Ace Securities Corp., Series
              1999-LB1, Class A1, 6.80%,
              11/25/28*..........................  $  4,746
   6,715    American Residential Home Equity Loan
              Trust, 6.93%, 5/25/29*.............     6,672
   6,000    AmeriCredit Automobile Receivables
              Trust, Series 1998-B, 6.06%,
              12/12/02...........................     5,954
     500    Amresco 1997-1, Class A9, 6.66%,
              3/25/27*...........................       503
   2,702    Amresco 1998-2, Class A8, 6.64%,
              5/25/28*...........................     2,701
   5,000    Amresco, Series 1998-3 MIA, 6.90%,
              4/25/15*...........................     4,927
   2,314    Asset Securitization Corp., Series
              1996-MD6, Class A1B, 6.88%,
              11/13/26...........................     2,282
     283    Auto Finance Group, Inc., Series
              1997-B, Class B, 6.40%, 2/15/03....       282
     566    Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%, 2/15/03....       565
   1,550    BA Master Credit Card Trust 1998-A,
              Class B, 6.73%, 4/15/05*...........     1,546
   1,900    BankBoston, Series 1998-1 B2, 7.07%,
              2/15/06*...........................     1,913
     500    BankBoston, Series 1998-1 C1, 8.07%,
              2/16/06*...........................       504
   5,620    Brazos Student Loan Finance Corp.,
              Series 1996-B, Class A4, 5.97%,
              12/1/02*...........................     5,608
   2,711    Case Equipment Loan Trust, Series
              1998-B, Class B, 5.99%,
              10/15/05 ..........................     2,688
   5,083    Countrywide Home Equity Loan Trust,
              6.64%, 6/15/22*....................     5,073
   2,719    Countrywide Home Equity Loan Trust,
              Series 1998-C, 6.64%, 10/15/24*....     2,712
   1,025    Countrywide Home Equity, Series
              1997-D, Class A, 6.66%,
              12/15/23*..........................     1,026
   3,000    DLJ Commercial Mortgage Corp., Series
              1999-STF1, Class A3, 7.73%,
              9/5/01.............................     3,000
   1,024    FFCA Secured Lending Corp., Series
              1999-1X, Class B2, 7.47%,
              6/18/13*...........................     1,002
   2,000    First USA Credit Card Master Trust,
              6.88%, 2/18/04*....................     1,991
   1,073    First USA Credit Card Master Trust,
              Series 1998-4, Class C, 6.96%,
              3/18/08*...........................     1,046

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,000    First USA Credit Card Master Trust,
              Series 1998-4, Class B, 6.76%,
              3/18/08*...........................  $  1,994
   1,470    Greentree Financial Home Equity Loan,
              Series 1997-D, 6.68%, 9/15/28*.....     1,464
   2,417    Greentree Financial Home Equity Loan,
              Series 1998-B, Class A1B, ARM,
              6.68%, 11/15/29*...................     2,409
   2,844    Greentree Home Equity Loan Trust,
              Series 1998-C, Class A1B, 6.64%,
              7/15/29*...........................     2,834
   1,916    Greentree Home Improvement Loan
              Trust, Series 1998-E, 7.11%,
              9/15/28*...........................     1,922
     426    Hyundai Auto Receivables Trust,
              Series 1998-A, Class A1, 5.90%,
              4/15/01............................       425
   2,000    Lakeshore Commercial Loan Master
              Trust, Series 1998 B2, 6.62%,
              7/25/07*...........................     1,968
   1,000    Lakeshore Commercial Loan Master
              Trust, Series 1998 C1, 6.97%,
              7/25/07*...........................       965
   5,000    Lakeshore Commercial Loan Master
              Trust, Series 1998-AA, Class C1,
              6.97%, 7/25/07*....................     4,826
   3,000    Lex Commercial Loan Master Trust 1,
              Series 1998-A, 8.22%, 10/25/07*....     2,961
   5,000    MBNA Master Credit Card Trust, Series
              1997-E, Class B, 6.46%,
              9/15/04*...........................     5,006
   1,500    MBNA Master Credit Card Trust, Series
              1999-C, Class B, 6.45%,
              5/17/04*...........................     1,500
   1,550    MBNA Master Credit Card Trust, Series
              1999-C, Class C, 6.58%,
              5/17/04*...........................     1,548
   1,469    Merrill Lynch Home Equity Loan,
              Series 1997-1, Class A, 5.77%,
              9/25/27*...........................     1,463
   4,405    Merrill Lynch Mortgage Investment,
              Series 1999-PNB1, Class A, 6.77%,
              6/25/25*...........................     4,398
     127    Morgan Stanley Capital Issue, Series
              1997-C1, Class A2, 6.85%,
              2/15/20*...........................       126
   4,317    Nationslink Funding Corp., Class A1V,
              6.85%, 4/10/07*....................     4,300

Continued

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One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,000    Nomura Depositor Trust, Series
              1998-ST1, Class A2, 6.88%,
              1/15/03*...........................  $  1,946
   1,000    Nomura Depositor Trust, Series
              1998-ST1, Class A3, 7.04%,
              1/15/03*...........................       978
   3,000    Onyx Acceptance Grantor Trust, 5.99%,
              1/15/05............................     2,933
   3,000    People's Bank Credit Card Master
              Trust, Series 1997-2, Class B,
              6.79%, 4/15/05*....................     3,010
   6,341    Residential Funding Mortgage
              Securities, 7.23%, 9/25/12.........     6,354
   5,000    Standard Credit Card Master Trust,
              Series 1994-2, Class A, 7.25%,
              4/7/08.............................     5,007
   1,279    Structured Asset Securities Corp.,
              Series 1997-1, Class B2, 7.14%,
              11/15/26*..........................     1,295
   1,756    Structured Asset Securities Corp.,
              Series 1998-C2A, Class C, 6.91%,
              1/25/01*...........................     1,741
   1,766    Structured Asset Securities Corp.,
              Series 1998-C2A, Class D, 7.08%,
              1/25/01*...........................     1,740
   1,974    Structured Asset Securities Corp.,
              Series 1998-C3, Class B, 7.23%,
              6/25/15*...........................     1,970
   5,000    Student Loan Marketing Association,
              Series 1997-3, 6.20%, 10/25/12*....     4,895
   2,000    Team Fleet Financing Corp., Series
              1999-2A, Class C, 6.19%,
              7/25/02*...........................     1,998
     356    The Money Store Home Equity Trust,
              Series 1993-D, Class A2, 5.08%,
              2/15/18............................       355
     165    UCFC Home Equity Loan, Series
              1993-B2, Class A2, 6.20%,
              7/25/14............................       161
                                                   --------
    Total Asset Backed Securities                   131,233
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (8.8%):
   2,760    AMAC, Series 1998-1, Class A5, 6.50%,
              4/25/28............................     2,743
   2,031    American Housing Trust, Series VII,
              Class D, 9.25%, 11/25/20...........     2,148
     632    Chemical Mortgage Acceptance Corp.,
              Series 1988-2, Class A, 6.66%,
              5/25/18*...........................       629
   2,259    Citicorp Mortgage Securities, Series
              1988-17, Class A1, 6.73%,
              11/25/18*..........................     2,244

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,428    Collateralized Mortgage Obligation
              Trust, 49-C, 9.00%, 10/1/18........  $  1,471
     415    First Boston Mortgage Securities,
              Series 1992-5, Class 2A, 6.88%,
              1/25/23*...........................       414
   4,340    GE Capital Mortgage Services, Inc.,
              Series 1998-10, Class 1A2, 6.50%,
              5/25/28............................     4,301
   1,751    Glendale Federal Bank, Series 1990-1,
              Class A, 6.72%, 10/25/29*..........     1,749
   3,000    Nascor, Series 1998-34 A2, 6.30%,
              1/25/29............................     2,931
     891    Nomura Mortgage Capital Corp., Series
              1990-1, Class H, 7.00%, 6/17/20....       890
   1,670    Prudential Home Mortgage Securities,
              Series 1994-19, Class A2, 7.05%,
              5/25/24............................     1,669
   2,012    Salomon Brothers Mortgage Securities,
              Series 1987-2, Class A, 6.99%,
              12/25/17*..........................     1,986
   1,214    Salomon Brothers Mortgage Securities,
              Series 1988-2, Class A, 6.26%,
              6/25/18*...........................     1,210
     434    Sears Mortgage Securities Corp.
              Services, Series 1992-18A, Class
              A3, 7.47%, 9/25/22*................       434
   1,359    Securitized Asset Securities, Inc.,
              Series 1993-7, Class TA3, 6.25%,
              12/25/23...........................     1,316
                                                   --------
  Total Collateralized Mortgage Obligations          26,135
                                                   --------
CORPORATE BONDS (0.4%):
Governments (Foreign) (0.4%):
   1,500    Republic of Argentina, 0.00%,
              10/15/01...........................     1,260
                                                   --------
  Total Corporate Bonds                               1,260
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (38.3%):
Fannie Mae (18.4%):
     163    6.50%, 11/1/03, Pool #44174..........       160
     872    5.75%, 9/1/06, Pool #411526..........       842
   4,872    8.70%, 8/25/08, Series 1993-129,
              Class C............................     4,874
     542    7.65%, 5/1/09, Pool #433995*.........       551
     877    7.21%, 6/1/09, Pool # 433992*........       884
   1,045    6.50%, 4/1/16, Pool #344051..........     1,001
     648    6.00%, 3/1/17, Pool #47109, 1 Year
              CMT ARM*...........................       649
   1,032    6.95%, 5/1/18, Pool #75505, 6 Month
              T- Bill ARM*.......................     1,058
     288    6.51%, 6/1/18, Pool #70793, 6 Month
              T- Bill ARM*.......................       292
   7,065    6.63%, 11/1/18, Pool #313539*........     7,179

Continued

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One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,791    7.06%, 1/1/20, Pool #90031, 1 Year
              CMT ARM*...........................  $  1,829
   1,828    6.25%, 1/25/20, Series 1993-102 G....     1,806
     984    7.18%, 5/1/20, Pool #96195*..........       987
   3,818    6.96%, 7/1/20, Pool #133558, 1 Year
              CMT ARM*...........................     3,903
   1,438    6.59%, 12/1/20, Pool #116590, 1 Year
              CMT ARM*...........................     1,458
   1,808    5.70%, 12/25/20, Series 1990-145,
              Class A, CMO*......................     1,760
   1,077    6.64%, 4/1/21, Pool #70983, 1 Year
              CMT ARM*...........................     1,097
     455    9.00%, 8/1/21, Pool #348983..........       476
     431    7.11%, 11/1/21, Pool #124510, 1 Year
              CMT ARM*...........................       438
     411    7.38%, 11/1/22, Pool #193013, 1 Year
              CMT ARM*...........................       418
   1,181    7.14%, 3/1/23, Pool #202670, 6 Month
              CD ARM*............................     1,196
     949    7.82%, 11/1/23, Pool #241828, 6 Month
              CD ARM*............................       983
     311    8.50%, 7/1/24, Pool #342036..........       321
     656    8.50%, 10/1/24, Pool #345876.........       677
     572    9.00%, 4/1/25, Pool #370122..........       599
     325    7.21%, 7/1/25, Pool #326092, 1 Year
              CMT ARM*...........................       333
     496    9.00%, 8/1/25, Pool #361354..........       519
   2,055    6.87%, 6/1/26, Pool #313555*.........     2,125
     400    7.41%, 11/1/26, Pool #363030, 1 Year
              CMT ARM*...........................       404
   2,442    6.62%, 7/1/27, Pool #70179, 1 Year
              CMT ARM*...........................     2,493
   3,052    5.86%, 10/1/28, Pool #67694, COFI
              ARM*...............................     2,990
   3,458    5.81%, 11/1/28, Pool #303469*........     3,389
   1,307    5.98%, 8/1/29, Pool #508849..........     1,273
   3,299    5.87%, 8/1/29, Pool #303742*.........     3,232
   2,370    6.96%, 1/1/31, Pool #124945, 1 Year
              CMT ARM*...........................     2,436
                                                   --------
                                                     54,632
                                                   --------
Freddie Mac (11.4%):
     164    6.00%, 10/1/00, Gold Pool #G50424....       164
     519    7.50%, 7/15/06, Series 1106, Class
              E..................................       524
   2,000    6.50%, 5/15/09, Series 1628, Class
              LC.................................     1,927
   1,828    8.00%, 12/1/09, Pool #G10314.........     1,873
      47    8.00%, 1/1/10, Pool #E00355..........        48
   1,436    8.00%, 1/1/10, Pool #G10307..........     1,471

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   186    8.00%, 4/1/10, Pool #E00371..........  $    190
   1,410    8.21%, 10/15/13, Series 1607, Class
              SA*................................     1,242
   1,620    7.10%, 5/1/18, Pool #840160, 1 Year
              CMT ARM*...........................     1,672
   5,000    6.95%, 3/15/21, Series 2081, Class
              PA.................................     4,879
   7,380    3.50%, 11/15/21, Series 1584 HA......     6,345
     385    6.34%, 12/1/21, Pool #645083, 1 Year
              CMT ARM*...........................       383
   2,322    7.79%, 2/1/23, Pool #845297..........     2,396
   3,430    5.45%, 12/15/23, Series 1637 LG,
              CMO*...............................     3,413
   1,811    7.25%, 4/1/24, Pool #755288..........     1,857
   1,019    9.00%, 2/1/25, Pool #C00387..........     1,063
   1,924    6.30%, 6/1/26, Pool #785586, 1 Year
              CMT ARM*...........................     1,912
   2,362    8.50%, 7/1/28, Gold Pool #G00981.....     2,428
                                                   --------
                                                     33,787
                                                   --------
Government National Mortgage Assoc. (8.5%):
     195    6.75%, 8/20/17, Pool #8252,..........       197
     125    6.12%, 10/20/17, Pool #8276..........       127
     216    6.38%, 2/20/18, Pool #8318...........       220
     129    6.12%, 10/20/18, Pool #8416..........       131
     235    6.75%, 8/20/19, Pool #8537...........       237
     856    6.75%, 9/20/19, Pool #8548...........       866
   1,496    6.38%, 1/20/21, Pool #8738*..........     1,524
     118    6.38%, 6/20/21, Pool #8796...........       120
     414    6.75%, 8/20/21, Pool #8826...........       419
     193    6.38%, 5/20/22, Pool #8974...........       195
     529    6.75%, 9/20/22, Pool #8052...........       534
     268    6.38%, 4/20/23, Pool #8052...........       272
   1,548    6.38%, 1/20/24, Pool #8351...........     1,569
     757    6.75%, 8/20/24, Pool #8351...........       764
     731    6.75%, 9/20/24, Pool #8503...........       738
   1,017    9.00%, 11/15/24, Pool #780029........     1,068
   2,367    8.00%, 7/20/25, Pool #2036...........     2,385
     251    6.12%, 10/20/25, Pool #8722..........       255
   1,812    8.00%, 8/20/26, Pool #2270...........     1,826
   2,233    0.00%, 12/16/26......................     1,891
      21    6.38%, 2/20/27, Pool #80045*.........        21
   6,237    6.63%, 7/20/27, Pool #80094, 1 Year
              CMT ARM*...........................     6,286
   1,107    8.00%, 10/15/27, Pool #412336........     1,120
   2,462    6.13%, 11/20/27, Pool #80136*........     2,497
                                                   --------
                                                     25,262
                                                   --------
  Total U.S. Government Agency Mortgages            113,681
                                                   --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
YANKEE & EURODOLLAR (1.1%):
 $   902    BHN, Series 1997-1, Class A1, 7.04%,
              3/25/11*...........................  $    775
   2,573    Westpac Securitization Trust, Series
              1999-1G, Class A, 6.30%,
              5/19/30*...........................     2,566
                                                   --------
  Total Yankee & Eurodollar                           3,341
                                                   --------
INVESTMENT COMPANIES (3.9%):
  11,726    One Group Prime Money Market Fund,
              Class I............................    11,726
                                                   --------
  Total Investment Companies                         11,726
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
REPURCHASE AGREEMENTS (2.6%):
 $ 7,794    State Street Bank And Trust, 3.00%,
              1/3/00, (Collateralized by $8,690
              U.S. Government Security, 6.40%,
              8/27/13, market value $7,951)......  $  7,794
                                                   --------
  Total Repurchase Agreements                         7,794
                                                   --------
Total (Cost $297,907) (a)                          $295,170
                                                   ========

------------

Percentages indicated are based on net assets of $297,033.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $      388
                   Unrealized depreciation......................      (3,125)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $   (2,737)
                                                                  ==========

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect at December 31, 1999.

ARM             Adjustable Rate Mortgage
CD              Certificate of Deposit
CMO             Collateralized Mortgage Obligation
CMT             Collateralized Mortgage Trust
COFI            Cost of Funds Index

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES (19.3%):
 $   150    AESOP Funding II, L.L.C., Series
              1997-1A, Class A1, 6.22%, 10/20/01
              (c) ...............................  $    150
     574    Arcadia Automobile Receivables Trust,
              Series 1997-B, Class A4, 6.50%,
              6/17/02  ..........................       575
   6,670    Arcadia Automobile Receivables Trust,
              Series 1997-C, Class A4, 6.38%,
              1/15/03 ...........................     6,660
   1,000    Arcadia Automobile Receivables Trust,
              Series 1998-A, Class A, 6.00%,
              11/17/03  .........................       983
   1,750    Arcadia Automobile Receivables Trust,
              Series 1997-C, Class A5, 6.55%,
              6/15/05 ...........................     1,741
   1,025    Auto Leasing Investors, Series 1997,
              Class A2, 5.93%, 8/14/00 (c)  .....     1,012
     200    BankBoston Home Equity Loan Trust,
              Series 1998-2, Class A5, 6.14%,
              2/25/19 ...........................       191
     745    Case Equipment Loan Trust, Series
              1998-B, Class A3, 5.81%,
              5/15/03 ...........................       742
      88    Case Equipment Loan Trust, Series
              1998-B, Class A3, 6.65%,
              9/15/03 ...........................        88
     900    Case Equipment Loan Trust, Series
              1997-B, Class A4, 6.41%,
              9/15/04 ...........................       897
   1,930    Chase Credit Card Master Trust,
              Series 1997-2, Class A, 6.30%,
              4/15/03 ...........................     1,929
     133    Chase Manhattan Auto Owner Trust,
              Series 1997-B, Class A3, 6.35%,
              2/15/01 ...........................       133
     375    Chase Manhattan Auto Owner Trust,
              Series 1997-A, Class A5, 6.50%,
              12/17/01 ..........................       374
     651    Chevy Chase Auto Receivables Trust,
              Series 1997-3, Class A, 6.20%,
              3/20/04 ...........................       647
   1,021    Chevy Chase Auto Receivables Trust,
              Series 1998-2, Class A, 5.91%,
              12/15/04 ..........................     1,009
   5,000    CIT RV Trust, Series 1998-A, Class B,
              6.29%, 1/15/17 ....................     4,804
     575    Citibank Credit Card Master Trust I,
              0.00%, 2/7/03 .....................       535
   5,000    Citibank Credit Card Master Trust,
              Series 1998-1, Class B, 5.88%,
              1/15/03 ...........................     4,940
   7,750    Citibank Master Trust, Series 1997-9,
              Class A, 0.00%, 8/15/06 ...........     5,556

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 4,834    CMC Securities Corp. III, Series
              1994-D, Class M, 6.00%, 3/25/24 ...  $  4,508
   1,593    Consumer Portfolio Services, Series
              1997-2 A, 6.65%, 10/15/02 .........     1,593
   1,422    Contimortgage Home Equity Loan Trust,
              Series 1995-2, Class 4A, 8.05%,
              7/15/12 ...........................     1,419
     650    Contimortgage Home Equity Loan Trust,
              Series 1996-4, Class A6, 6.71%,
              6/15/14 ...........................       649
     141    Countrywide Asset-Backed Certificate,
              Series 1996-1, Class A2, 6.53%,
              2/25/14 ...........................       140
     974    Countrywide Home Equity, Series
              1997-D, Class A, 5.63%,
              12/15/23* .........................       975
   1,000    CPS Auto Receivables Trust, Series
              1998-3, Class A, 6.08%, 10/15/03 ..       993
   5,000    Dayton Hudson Credit Card Master
              Trust, Series 1998-1A, 5.90%,
              5/26/06 ...........................     4,821
   1,875    Discover Card Master Trust I, Series
              1998-2, Class A, 5.80%, 9/16/03 ...     1,853
   1,550    Discover Card Master Trust I, 6.55%,
              2/18/03 ...........................     1,551
   1,000    Discover Card Trust, Series 1993-B,
              Class A, 6.75%, 2/16/02 ...........       999
   2,402    DVI Equipment Receivables Trust,
              Series 1997-A, Class A, 6.45%,
              1/15/04 (c) .......................     2,379
   5,150    Evans Withycombe Finance Trust,
              Series 1, Class A1, 7.98%, 8/1/01
              (c)  ..............................     5,207
     692    Fifth Third Auto Grantor Trust,
              Series 1996-A, Class A, 6.20%,
              9/15/01 ...........................       692
     723    Fifth Third Auto Grantor Trust,
              Series 1996-B, Class A, 6.45%
              3/15/02 ...........................       724
     390    First Security Auto Grantor Trust,
              Series 98-A, Class A, 5.97%,
              4/15/04 ...........................       387
   5,000    Ford Credit Auto Loan Master, Series
              1995-1, Class A, 6.50%, 8/15/02 ...     5,002
     462    Ford Credit Auto Owner Trust, Series
              1996-B, Class A4, 6.30%,
              1/15/01 ...........................       463
      61    Ford Credit Auto Owner Trust, Series
              1997-B, Class A3, 6.05%,
              4/15/01 ...........................        61
     210    Ford Credit Auto Owner Trust, Series
              1998, Class A3, 5.65%, 10/15/01 ...       209
   5,000    Ford Credit Auto Owner Trust, Series
              1998-B, Class B, 6.15%, 9/15/02 ...     4,920
   2,000    Ford Credit Auto Owner Trust, Series
              1998-C, 5.81%, 3/15/02 ............     1,994

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   570    Ford Credit Auto Owner Trust, Series
              1998-C, Class B, 6.06%, 2/15/03 ...  $    558
   5,000    Greentree Lease Finance, Series
              1998-1, Class A3, 5.60%,
              7/20/02 ...........................     4,956
     249    Greentree Recreational, Equipment and
              Consulting, Series 1996-A, Class
              A1, 5.55%, 2/15/18 ................       243
     949    Greentree Recreational, Equipment and
              Consulting, Series 1998-A, Class
              A1C, 6.18%, 6/15/19 ...............       933
   4,044    J.P. Morgan Commercial Mortgage
              Financial Corp., Series 1998-C6,
              Class A1, 6.37%, 1/15/30 ..........     3,958
   1,720    Key Auto Finance Trust, Series
              1997-1, Class A3, 6.15%,
              3/15/04 ...........................     1,721
      36    Merrill Lynch Home Equity Loan,
              Series 1992-1, Class A, 5.84%,
              7/15/22* ..........................        36
   6,500    Metris Mastertrust, Series 1997-1,
              Class B, 5.84%, 10/1/05 ...........     6,443
     281    Navistar Financial Corp. Owner Trust,
              Series 1997-A, Class A3, 6.75%,
              3/15/02 ...........................       281
     125    Neiman Marcus, Series 1995-1, Class
              A, 7.60%, 6/15/03 .................       126
   1,131    Newcourt Receivables Asset Trust,
              Series 1997-1, Class A4, 6.19%,
              5/20/05 ...........................     1,125
   1,199    Newcourt Receivables Asset Trust,
              Series 1996-3, Class A, 6.24%,
              12/20/04 ..........................     1,195
      82    Olympic Automobile Receivables Trust,
              Series 1996-A, Class A4, 5.85%,
              7/15/01 ...........................        82
     251    Olympic Automobile Receivables Trust,
              Series 1995-C, Class A2, 6.20%,
              1/15/02 ...........................       251
   1,772    Olympic Automobile Receivables Trust,
              Series 1996-C, Class A4, 6.80%,
              3/15/02 ...........................     1,777
     735    Olympic Automobile Receivables Trust,
              Series 1996-B, Class A4, 6.70%,
              3/15/02 ...........................       737
     300    Olympic Automobile Receivables Trust,
              Series 1996-D, Class A4, 6.05%,
              8/15/02 ...........................       300
   1,203    Olympic Automobile Receivables Trust,
              Series 1997-A, Class A4, 6.63%,
              12/15/02 ..........................     1,205
   1,150    Olympic Automobile Receivables Trust,
              Series 1996-C, Class A5, 7.00%,
              3/15/04 ...........................     1,154

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 3,000    Onyx Acceptance Grantor Trust, Series
              1998-B, Class A2, 5.85%,
              7/15/03 ...........................  $  2,956
     652    Onyx Acceptance Grantor Trust, Series
              1997-3, Class A, 6.35%, 1/15/04 ...       650
   1,674    Onyx Acceptance Grantor Trust, Series
              1997-4, Class A, 6.30%, 5/15/04 ...     1,667
      49    Premier Auto Trust, Series 1996-2,
              Class A4, 6.58%, 10/6/00 ..........        49
     128    Premier Auto Trust, Series 1997-1,
              Class A, 6.25%, 8/6/01 ............       128
     279    Premier Auto Trust, Series 1996-4,
              Class A4, 6.45%, 10/6/01 ..........       279
     450    Premier Auto Trust, Series 1998-3,
              Class B, 6.14%, 9/8/04 ............       438
   7,000    Proffitt's Credit Card Master Trust,
              Series 1997-2, Class B, 6.69%,
              12/15/05 ..........................     6,937
   3,256    Ryder Vehicle Lease, Series 1998-A,
              Class A, 6.10%, 9/15/08 (c) .......     3,212
   3,000    Sears Credit Account Master Trust,
              Series 1998-1 Class A, 5.80%,
              8/15/05 ...........................     2,966
   2,000    Sears Credit Account Master Trust,
              Series 1996-1, Class A, 6.20%,
              2/16/06 ...........................     1,988
   2,000    Sears Credit Account Master Trust,
              Series 1996-4, Class A, 6.45%,
              10/16/06 ..........................     1,988
     425    Toyota Auto Lease Trust, Series
              1997-A, Class A3, 6.45%,
              4/26/04 ...........................       423
   1,518    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/8/02 ...........     1,517
   1,242    Union Acceptance Corp., Series
              1998-A, Class A3, 6.05%,
              6/10/02 ...........................     1,242
     792    Union Acceptance Corp., Series
              1997-B, Class A2, 6.70%, 6/8/03 ...       792
     976    Union Acceptance Corp., Series
              1997-A, Class A2, 6.38%,
              10/8/03 ...........................       973
     352    Western Financial Grantor Trust,
              Series 1995-5, Class A1, 5.88%,
              3/1/02 ............................       352
      95    Western Financial Grantor Trust,
              Series 1997-C, Class A3, 6.10%,
              3/20/02 ...........................        95
   1,461    Western Financial Grantor Trust,
              Series 1997-B, Class A4, 6.40%,
              7/20/02 ...........................     1,463
     600    Western Financial Grantor Trust,
              Series 1997-D, Class A4, 6.25%,
              3/20/03 ...........................       599
   1,000    Western Financial Grantor Trust,
              Series 1998-B, Class A4, 6.05%,
              4/20/03 ...........................       987

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
              Series 1996-B, Class A4, 6.95%,
              11/20/03 ..........................  $  1,236
   1,850    Western Financial Grantor Trust,
              Series 1996-C, Class A4, 6.80%,
              12/20/03 ..........................     1,853
   9,024    Western Financial Grantor Trust,
              Series 1998-B, Class A3, 5.95%,
              7/20/01 ...........................     8,991
     275    WFS Financial Owner Trust, Series
              1997-D, Class A3, 6.25%,
              3/20/02 ...........................       275
     330    WFS Financial Owner Trust, Series
              1998-A, Class A3, 5.90%,
              5/20/02 ...........................       329
     111    World Omni, Series 1997-A, Class A4,
              6.90%, 6/25/03 ....................       111
     124    World Omni, Series 1997-B, Class A4,
              6.20%, 11/25/03 ...................       124
                                                   --------
  Total Asset Backed Securities                     146,206
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%):
   1,600    BA Mortgage Securities, Inc., Series
              1998-2, Class 1A10, 6.60%,
              6/25/28 ...........................     1,584
   1,208    Citicorp Mortgage Securities, Inc.,
              Series 1994-9, Class A3, 5.75%,
              6/25/09 ...........................     1,195
     144    Collateralized Mortgage Corp., Series
              88-2, Class 2-B, 8.80%, 4/20/19 ...       148
   2,228    Nomura Mortgage Capital Corp., Series
              90-1, Class H, 7.00%, 6/17/20 .....     2,226
   5,000    Norwest Asset Securities Corp.,
              Series 88-2, Class 2-B, 7.50%,
              6/25/27 ...........................     5,004
      76    Paine Webber, Series J, Class 3,
              8.80%, 5/1/18 .....................        78
     212    Paine Webber, Series L, Class 4,
              8.95%, 7/1/18 .....................       218
   2,000    PNC Mortgage Securities Corp., Series
              1998-5, Class 2A11, 6.30%,
              7/25/28 ...........................     1,980
   2,000    Residential Funding Corp., 6.50%,
              12/25/08 ..........................     1,980
     388    United States Department of Veterans
              Affairs, Series 1994-3A, Class 1H,
              6.50%, 12/15/01 ...................       387

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   658    United States Department of Veterans
              Affairs, Series 1992-2, Class G,
              7.25%, 2/15/19 ....................  $    654
                                                   --------
  Total Collateralized Mortgage Obligations          15,454
                                                   --------
CORPORATE BONDS (14.9%):
Electric Utility (0.6%):
   5,000    Scana Corp., 6.25%, 7/8/03 ..........     4,819
                                                   --------
Financial Services (9.5%):
     800    African Development Bank, 8.63%,
              5/1/01 ............................       822
     700    African Development Bank, 9.75%,
              12/15/03 ..........................       763
     500    American General Finance Corp.,
              8.00%, 2/15/00 ....................       501
   1,025    Associates Corp., 8.50%, 1/10/00 ....     1,025
   1,120    Associates Corp., 6.00%, 3/15/00 ....     1,120
     350    Associates Corp., 6.00%, 6/15/00 ....       350
   1,090    Associates Corp., 6.25%, 9/15/00 ....     1,089
   1,015    Associates Corp., 6.63%, 5/15/01 ....     1,012
     250    Associates Corp., 7.55%, 8/23/01 ....       253
     300    Associates Corp., 7.48%, 7/27/02 ....       304
   1,800    Associates Corp., 5.75%, 11/1/03 ....     1,715
     500    Associates Corp., 7.70% , 6/10/04 ...       511
   5,000    Bear Stearns, 6.13%, 2/1/03 .........     4,829
     500    Beneficial Corp., 7.95%, 2/12/01 ....       507
   2,250    Beneficial Corp., Series E, 6.38%,
              7/18/03 ...........................     2,197
   2,450    Beneficial Corp., 6.80%, 9/16/03 ....     2,420
   1,350    Bombardier Capital, 6.00%, 1/15/02
              (c) ...............................     1,316
   1,500    Case Credit Corp., 5.91%, 2/19/01 ...     1,482
   3,000    Citicorp, 8.00%, 2/1/03 .............     3,065
     313    Ford Capital, 9.38%, 5/15/01 ........       323
     219    Ford Motor Credit Co., 8.00%,
              6/15/02 ...........................       224
     300    Ford Motor Credit Corp., 7.59%,
              4/6/00 ............................       301
   1,850    Ford Motor Credit Corp., 7.45%,
              4/13/00 ...........................     1,858
   1,415    Ford Motor Credit Corp., 9.50%,
              4/15/00 ...........................     1,428
     950    Ford Motor Credit Corp., 8.20%,
              2/15/02 ...........................       972
     750    General Electric Corp., 8.77%,
              2/8/01 ............................       767
     525    General Motors Acceptance Corp.,
              8.63%, 1/10/00 ....................       525
     640    General Motors Acceptance Corp.,
              9.38%, 4/1/00 .....................       645
   2,650    General Motors Acceptance Corp.,
              7.13%, 5/10/00 ....................     2,661
     856    General Motors Acceptance Corp.,
              9.63%, 5/15/00 ....................       866
   5,000    General Motors Acceptance Corp.,
              6.75%, 2/7/02 .....................     4,971

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Financial Services, continued:
 $   500    General Motors Acceptance Corp.,
              5.75%, 11/10/03 ...................  $    476
   1,700    Goldman Sachs Group, 6.20%, 2/15/01
              (c) ...............................     1,688
   7,000    Goldman Sachs Group, 7.80%, 7/15/02
              (c) ...............................     7,070
   3,000    Goldman Sachs Group, 6.25%, 2/1/03
              (c) ...............................     2,910
   5,000    Goldman Sachs Group, 6.65%, 8/1/03
              (c) ...............................     4,883
   1,000    Household Bank FSB, 6.50%,
              7/15/03 ...........................       967
     500    International Bank for Reconstruction
              & Development, 9.25%, 10/12/00 ....       511
     360    Lehman Brothers Holdings, Inc.,
              6.33%, 8/1/00 .....................       359
   4,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00 ...................     4,090
   1,000    Morgan Stanley Dean Witter Discover &
              Co., 6.25%, 3/15/00 ...............     1,000
      35    Morgan Stanley Mortgage, 0.00%,
              11/20/21, PO ......................        27
   1,290    New York Republic Corp., 9.75%,
              12/1/00 ...........................     1,322
     280    Norwest Corp., 6.00%, 3/15/00 .......       280
     265    Norwest Financial, Inc., 7.88%,
              2/15/02 ...........................       269
   5,000    Visa International, 6.72%, 2/4/02
              (c) ...............................     5,044
                                                   --------
                                                     71,718
                                                   --------
Industrial Goods & Services (4.8%):
   5,000    Avon Products, 6.25%, 5/1/03 (c) ....     4,829
   5,000    Carpenter Technology, 6.28%,
              4/7/03 ............................     4,831
   7,000    Case Corp., Series B, 6.25%,
              12/1/03 ...........................     6,723
     825    Du Pont EI De Nemours & Co., 9.15%,
              4/15/00 ...........................       832
   1,402    Ford Motor Co., 9.00%, 9/15/01 ......     1,449
     250    General Motors Corp., 9.63%,
              12/1/00 ...........................       256
   5,000    Housing Urban Development, 5.30%,
              8/1/01 ............................     4,910
     375    Hydro Quebec, 9.40%, 3/23/00 ........       378
     500    Sears Roebuck Acceptance, 6.73%,
              8/29/00 ...........................       500
   5,000    Sears Roebuck Co., 6.69%, 8/13/01 ...     4,951
   4,500    Xerox Corp., 5.90%, 5/5/37 ..........     4,495
   2,005    Xerox Corp., 5.55%, 7/22/37 .........     2,034
                                                   --------
                                                     36,188
                                                   --------
  Total Corporate Bonds                             112,725
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (36.2%):
Fannie Mae (19.9%):
  22,000    5.72%, 3/8/01 .......................    21,829
  11,000    5.63%, 3/15/01 ......................    10,898

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $10,000    6.16%, 3/29/01 ......................  $  9,969
     311    7.00%, 7/25/01, Series 1994-75, Class
              OB ................................       312
   4,482    6.50%, 8/1/01, Pool #190976 .........     4,444
   5,000    6.65%, 9/4/01 .......................     5,012
     292    6.00%, 1/25/02, Series 1994-23, Class
              PJ ................................       289
     264    7.50%, 8/1/02, Pool #250315 .........       265
     226    6.91%, 1/17/03, Series 1997-M1, Class
              A* ................................       226
     500    5.40%, 9/24/03 ......................       477
     250    5.33%, 10/20/03 .....................       238
     255    5.39%, 11/5/03 ......................       243
     196    8.00%, 1/25/05, Series 1992-93, Class
              K .................................       198
     473    6.00%, 3/25/05, Series 1993-76, Class
              PE ................................       471
  11,695    7.00%, 7/17/05, Series 97-26, Class
              GD ................................    11,654
      98    9.00%, 9/1/05, Pool #50340 ..........       101
  16,658    6.60%, 10/18/05, Series 97-26, Class
              B .................................    16,333
     219    7.00%, 10/25/05, Series 1992-94,
              Class G ...........................       219
      79    9.00%, 11/1/05, Pool #50361 .........        82
     704    7.00%, 11/25/05, Series 1992-153,
              Class L ...........................       704
     432    7.00%, 1/25/06, Series 1992-193,
              Class GB ..........................       432
     118    8.50%, 4/1/06, Pool #116875 .........       123
  13,612    7.42%, 9/1/06, Pool #73618 ..........    13,680
   1,900    6.50%, 12/25/06, Series 1993-107,
              Class D ...........................     1,891
     329    6.00%, 1/25/07, Series 1993-86, Class
              E .................................       328
     222    6.00%, 2/25/07, Series 1994-17, Class
              E .................................       221
     179    7.50%, 3/25/07, Series 1992-18, Class
              ZH ................................       180
     175    6.25%, 4/25/07, Series 1993-93, Class
              E .................................       174
      71    5.50%, 11/25/07, Series 1994-33,
              Class E ...........................        70
     610    5.75%, 12/25/07, Series 1993-229,
              Class PE ..........................       596
   2,000    6.50%, 9/25/08, Series 1999-19, Class
              LA ................................     1,985
     602    5.57%, 10/25/08, Series 1993-196,
              Class FA* .........................       587
     560    9.50%, 12/1/09, Pool #426815 ........       579
   3,975    7.00%, 6/1/10, Pool #315928 .........     3,943
   3,536    6.50%, 9/1/10, Pool #325479 .........     3,448
   2,980    6.50%, 10/1/10, Pool #250377 ........     2,910
   1,687    7.00%, 11/1/10, Pool #250387 ........     1,674
   1,825    7.50%, 2/1/11, Pool #303755 .........     1,841
     770    6.00%, 4/25/12, Series 1999-19, Class
              UD ................................       763
   6,908    6.50%, 4/1/13, Pool #425396 .........     6,762
   5,000    6.50%, 6/25/13, Series 94-1, Class
              K .................................     4,897
   1,731    6.50%, 9/1/13, Pool #251982 .........     1,682
     116    5.90%, 7/25/15, Series G93-26, Class
              PE ................................       116
     103    6.00%, 10/25/16, Series 1993-127,
              Class E ...........................       103
     225    5.75%, 11/25/16, Series 1993-187,
              Class E ...........................       224
     348    5.80%, 12/25/16, Series 1993-202,
              Class E ...........................       347
     329    5.65%, 5/25/17, Series 1993-206,
              Class E ...........................       327

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,136    7.65%, 10/17/17, Series G94-6, Class
              PD ................................  $  2,144
   2,000    6.50%, 12/18/17, Series 1998-17,
              Class TB ..........................     1,986
     253    9.25%, 4/25/18, Series 1998-7, Class
              Z .................................       266
     385    9.30%, 5/25/18, Series 1988-13, Class
              C .................................       399
     331    6.50%, 10/25/28 .....................       349
     348    9.00%, 6/25/18, Series 1988-15, Class
              A .................................       362
     134    5.45%, 10/25/18, Series 1993-225,
              Class TE ..........................       134
     382    5.75%, 1/1/19, Pool #70226* .........       375
     379    5.50%, 2/25/19, Series 1994-15, Class
              E .................................       376
     849    6.58%, 3/1/19, Pool #116612* ........       864
       0    9.00%, 7/25/19, Series 1990-77, Class
              C (b) .............................         0
     224    7.28%, 8/1/19, Pool #111366* ........       230
     192    7.00%, 9/25/19, Series 1989-66, Class
              J .................................       189
     203    8.00%, 10/25/19, Series 1989-70,
              Class G ...........................       206
      23    0.00%, 10/25/19, Series 1989-73,
              Class C, PO .......................        22
     612    9.00%, 11/25/19, Series 1989, Class
              H .................................       633
     500    6.50%, 2/25/20, Series 1994-36, Class
              GA ................................       492
     275    8.00%, 3/25/21, Series 1992-132,
              Class PL ..........................       278
     477    7.50%, 4/25/21, Series 1992-79, Class
              K .................................       478
     258    7.00%, 5/25/21, Series 1992-143,
              Class K ...........................       258
   1,259    7.00%, 8/18/21 ......................     1,260
   1,220    9.00%, 9/25/21, Series 1991-130,
              Class C ...........................     1,258
     127    0.00%, 10/25/21, Series 97-32C,
              PO ................................       125
      79    9.00%, 2/1/23, IO ...................        22
     675    10.00%, 2/1/24, Pool #479469 ........       718
   1,040    7.50%, 6/20/24, Series G97-1 ........     1,036
   1,410    9.50%, 7/1/28, Pool #457268 .........     1,493
                                                   --------
                                                    149,800
                                                   --------
Federal Home Loan Bank (3.3%):
   5,000    5.58%, 2/23/01 ......................     4,951
   5,000    5.88%, 8/15/01 ......................     4,957
  10,000    7.78%, 10/19/01 .....................    10,204
   5,000    5.59%, 1/13/03 ......................     4,854
                                                   --------
                                                     24,966
                                                   --------
Freddie Mac (9.4%):
     430    6.00%, 6/26/00 ......................       430
     298    5.27%, 9/15/00, Series 1566, Class
              FC* ...............................       296
     850    6.50%, 1/1/01, Pool #M80308 .........       848
   3,806    7.00%, 1/1/02, Pool #G50415 .........     3,811
   4,348    6.50%, 5/1/02, Pool #G50444 .........     4,315
     398    6.50%, 12/15/04, Series 2055 ........       389
     453    6.50%, 8/15/05, Series 1425, Class
              E .................................       452

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   144    6.00%, 11/15/05, Series 1698, Class
              PE ................................  $    144
     160    9.00%, 12/1/05, Pool #G00005 ........       164
     149    9.00%, 1/1/06, Pool #G00012 .........       153
     588    5.75%, 2/15/06, Series 1693, Class
              E .................................       586
     143    6.50%, 4/15/06, Series 1838, Class
              C .................................       143
      46    5.75%, 7/15/06, Series 1490, Class
              PE ................................        46
     224    5.30%, 8/15/06, Series 1615, Class
              E .................................       223
     320    5.25%, 9/15/06, Series 1679, Class
              A .................................       318
     310    8.00%, 10/1/06, Pool #G00052 ........       317
   1,240    7.00%, 3/1/07, Pool #G34594 .........     1,237
     769    8.00%, 3/15/07, Series 1276, Class
              J .................................       778
     565    7.00%, 3/15/07, Series 1679, Class
              A .................................       564
   1,229    7.50%, 4/1/07, Pool #G00084 .........     1,243
     994    7.00%, 4/1/07, Pool #G00087 .........       992
   1,123    5.50%, 5/15/07, Series 1587, Class
              EB ................................     1,117
     500    6.26%, 6/15/07, Series 1561, Class
              EA* ...............................       496
   2,380    7.00%, 7/15/07, Series 1555, Class
              PK ................................     2,375
   1,523    7.50%, 11/1/07, Pool #E00165 ........     1,540
     250    6.00%, 11/15/07, Series 2103, Class
              PB ................................       246
     260    5.75%, 1/15/08, Series 1606, Class
              G .................................       255
     610    5.60%, 1/15/08, Series 1587, Class
              GA ................................       598
   1,793    8.50%, 2/1/08, Pool #10133 ..........     1,844
      75    6.25%, 6/15/08, Series 1544, Class
              E .................................        75
     575    6.50%, 10/15/08, Series 1655, Class
              HB ................................       563
   1,272    7.00%, 12/1/08, Pool #E20065 ........     1,267
     948    8.00%, 1/1/10, Pool #G00355 .........       971
   3,070    8.00%, 2/1/10, Pool #G10328 .........     3,145
   4,813    7.00%, 10/1/10, Pool #E61709 ........     4,778
     641    6.35%, 3/15/11, Series 1995, Class
              PK ................................       640
   7,626    7.00%, 5/1/11, Pool #E20241 .........     7,568
   8,514    6.50%, 7/1/14, Pool #E77962 .........     8,269
   2,718    5.85%, 5/15/15, Series 1692, Class
              PE ................................     2,701
     316    6.00%, 11/15/16, Series 1560, Class
              X .................................       316
   2,876    7.00%, 12/15/16, Series 1882, Class
              PB ................................     2,883
     130    6.00%, 12/15/16, Series 1541, Class
              E .................................       130
     261    4.00%, 12/15/16, Series 1541, Class
              EA ................................       260
     674    6.50%, 4/15/18, Series 1727, Class
              E .................................       674
     300    6.65%, 5/15/18, Series 1477, Class
              F .................................       299
     388    5.25%, 9/15/18, Series 1602, Class
              AE ................................       387
     141    6.00%, 1/15/19, Series 1706, Class
              E .................................       141
     900    6.00%, 1/15/19, Series 1585, Class
              F .................................       888
     478    5.80%, 2/15/19, Series 1614, Class
              G .................................       476
     418    9.30%, 3/15/19, Series 2, Class Z ...       438
     401    4.00%, 3/25/19, Series 10, Class
              F .................................       395
     553    6.00%, 6/15/19, Series 1552, Class
              F .................................       543
     496    10.00%, 10/15/19, Series 16, Class
              D .................................       516
     296    9.25%, 11/15/19, Series 12, Class
              A .................................       305
     254    6.75%, 11/15/19, Series 1909, Class
              H .................................       254

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   212    8.50%, 1/15/20, Series 77, Class
              G .................................  $    214
     146    7.00%, 1/15/20, Series 1834, Class
              A .................................       146
     508    9.50%, 2/15/20, Series 1559, Class
              VF ................................       529
     500    6.25%, 2/15/20, Series 26, Class
              F .................................       494
      18    0.00%, 7/15/20, Series 1570, Class D,
              PO ................................        18
     277    9.00%, 10/15/20, Series 1807, Class
              G .................................       288
     128    8.13%, 11/15/20, Series 81, Class
              A .................................       129
     575    9.50%, 1/15/21, Series 99, Class
              Z .................................       601
     411    8.60%, 1/15/21, Series 85, Class
              C .................................       421
       1    1,006.21%, 2/15/21, Series 1045,
              Class G, HB .......................        20
     578    8.13%, 11/15/20, Series 1082, Class
              C .................................       596
     256    8.25%, 8/15/21, Series 1125, Class
              Z .................................       261
     717    9.00%, 9/15/21, Series 1141, Class
              G .................................       743
      93    4.50%, 9/15/21, Series 159, Class
              H .................................        85
     284    7.00%, 11/15/22, Series 1927, Class
              L .................................       284
     578    5.22%, 11/15/22, Series 1424, Class
              F* ................................       552
   1,186    7.08%, 10/1/26, Pool #785652* .......     1,193
                                                   --------
                                                     71,376
                                                   --------
Government National Mortgage Assoc. (3.6%):
       1    8.00%, 2/15/02, Pool #192917 ........         1
       7    8.00%, 3/15/02, Pool #209172 ........         7
       1    9.00%, 6/15/02, Pool #229311 ........         1
      24    9.00%, 10/15/02, Pool #229569 .......        25
       9    8.00%, 6/15/05, Pool #28827 .........         9
       3    9.00%, 9/15/05, Pool #292569 ........         4
      27    9.00%, 10/15/05, Pool #292589 .......        28
       6    8.00%, 5/15/06, Pool #303851 ........         6
       4    8.00%, 7/15/06, Pool #307231 ........         4
      30    8.00%, 8/15/06, Pool #311166 ........        30
      28    8.00%, 9/15/06, Pool #311301 ........        29
     150    8.00%, 10/15/06, Pool #316915 .......       154
     132    8.00%, 11/15/06, Pool #313528 .......       135
      36    8.00%, 11/15/06, Pool #315078 .......        37
     134    8.00%, 11/15/06, Pool #312210 .......       138
      30    8.00%, 11/15/06, Pool #311131 .......        31
      46    8.00%, 11/15/06, Pool #316671 .......        47
     103    8.00%, 12/15/06, Pool #311384 .......       106
      22    8.00%, 1/15/07, Pool #317663 ........        23
     178    8.00%, 2/15/07, Pool #316086 ........       183
      44    8.00%, 3/15/07, Pool #178684 ........        46
     104    8.00%, 3/15/07, Pool #318825 ........       107
      75    8.00%, 4/15/07, Pool #316441 ........        77
      74    8.00%, 10/15/07, Pool #018954 .......        75
      39    8.00%, 10/15/07, Pool #020981 .......        40
      32    8.00%, 12/15/07, Pool #020290 .......        33
     100    8.00%, 12/15/07, Pool #019083 .......       102

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 2,119    9.00%, 9/15/09, Pool #780072 ........  $  2,229
     731    12.00%, 11/15/19, Pool #780149 ......       823
     508    9.50%, 7/15/20, Pool #293363 ........       542
     406    7.50%, 8/20/20, Series 1995-8, Class
              B .................................       406
     307    8.00%, 2/16/22, Series 1994-6, Class
              J .................................       310
     800    9.50%, 3/15/23, Pool #780010 ........       853
     343    9.00%, 9/15/24, Pool #403964 ........       360
   1,019    9.50%, 12/15/24, Pool #780831 .......     1,086
     815    8.50%, 3/20/25, Pool #001974 ........       835
   3,494    6.12%, 11/20/25, Pool #8746* ........     3,548
   8,253    9.50%, 12/15/25, Pool #780965 .......     8,797
   1,391    6.38%, 1/20/26, Pool #8790* .........     1,413
   1,496    8.00%, 9/20/26, Pool #2488 ..........     1,507
     221    9.00%, 10/15/26, Pool #423946 .......       231
     474    8.00%, 10/20/27, Pool #2499 .........       478
     366    8.00%, 6/15/28, Pool #444095 ........       370
     414    8.00%, 8/15/28, Pool #472198 ........       418
   1,575    7.50%, 9/20/28, Pool #002646 ........     1,554
                                                   --------
                                                     27,238
                                                   --------
  Total U.S. Government Agency Mortgages            273,380
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (1.0%):
Government Trust Certificate (0.3%):
     927    0.00%, 5/15/02 ......................       793
     425    0.00%, 11/15/02 .....................       352
     250    0.00%, 11/15/02 .....................       207
     408    0.00%, 11/15/02 .....................       338
     229    0.00%, 5/15/03 ......................       183
     510    0.00%, 11/15/03 .....................       393
     216    0.00%, 11/15/03 .....................       167
                                                   --------
                                                      2,433
                                                   --------
Tennessee Valley Authority (0.7%):
   5,500    6.50%, 8/20/01 ......................     5,481
                                                   --------
  Total U.S. Government Agency Securities             7,914
                                                   --------
U.S. TREASURY OBLIGATIONS (20.7%):
U.S. Treasury Bonds (1.4%):
   9,000    11.63%, 11/15/02 ....................    10,229
                                                   --------
U.S. Treasury Inflation Protected Bonds (0.1%):
   1,050    3.63%, 7/15/02 ......................     1,040
                                                   --------
U.S. Treasury Notes (18.5%):
   5,750    7.75%, 1/31/00 ......................     5,764
   6,000    7.13%, 2/29/00 ......................     6,024
   1,000    6.88%, 3/31/00 ......................     1,004
   2,700    6.75%, 4/30/00 ......................     2,710
   3,000    6.25%, 5/31/00 ......................     3,007
  12,000    5.75%, 10/31/00 .....................    11,978

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 $ 3,426    4.00%, 10/31/00 .....................  $  3,370
  13,000    6.25%, 4/30/01 ......................    13,016
   8,500    6.50%, 5/31/01 ......................     8,537
   4,000    6.63%, 6/30/01 ......................     4,025
   4,400    7.88%, 8/15/01 ......................     4,509
  15,000    6.38%, 9/30/01 ......................    15,033
   7,500    6.25%, 10/31/01 .....................     7,502
  10,325    7.50%, 11/15/01 .....................    10,554
   2,000    5.88%, 11/30/01 .....................     1,988
     500    6.25%, 1/31/02 ......................       500
   6,600    6.25%, 2/28/02 ......................     6,600
     500    6.63%, 3/31/02 ......................       504
   6,400    6.63%, 4/30/02 ......................     6,448
   3,500    6.50%, 5/31/02 ......................     3,519
  10,500    6.38%, 8/15/02 ......................    10,523
  12,000    6.25%, 8/31/02 ......................    11,996
                                                   --------
                                                    139,111
                                                   --------
U.S. Treasury STRIPS (0.7%):
   7,890    0.00%, 8/15/05 ......................     5,476
                                                   --------
  Total U.S. Treasury Obligations                   155,856
                                                   --------
INVESTMENT COMPANIES (4.0%):
  30,203    One Group Government Money Market
              Fund, Class I .....................    30,203
                                                   --------
  Total Investment Companies                         30,203
                                                   --------
REPURCHASE AGREEMENTS (1.0%):
 $ 7,438    State Street Bank And Trust, 3.00%,
              1/3/00, (Collateralized by $8,295
              U.S. Government Security, 6.40%,
              8/27/13, market value $7,590) .....     7,438
                                                   --------
  Total Repurchase Agreements                         7,438
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (14.8%):
Commerical Paper (0.9%):
   6,593    Montauk Funding, 6.11%, 2/10/00 .....     6,528
                                                   --------
Master Notes (1.9%):
   2,878    Bear Stearn, 4.77%, 1/3/00* .........     2,878
   5,181    Lehman Brothers, 4.88%, 1/3/00* .....     5,181
   2,878    Merrill Lynch, 4.68%, 1/3/00* .......     2,878
   1,554    NationsBanc, 4.70%, 1/3/00* .........     1,554
   1,036    PHH CFC Leasing, 5.07%, 5/7/00* .....     1,036
   1,209    Williamette Industries, Inc., 5.04%,
              1/5/00* ...........................     1,209
                                                   --------
                                                     14,736
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds (8.3%):
 $ 5,757    Amex Centurion, 5.07%, 5/5/00* ......  $  5,757
   2,878    Bear Stearns, 4.73%, 1/7/00* ........     2,878
   2,878    Branch Banking & Trust, 5.11%,
              5/25/00* ..........................     2,876
   2,302    Caterpillar Finance, 5.17%,
              5/1/01* ...........................     2,302
   2,878    Chase Manhattan, 5.14%, 5/4/01* .....     2,878
   2,878    Chase Manhattan, 5.23%, 5/6/02* .....     2,878
   2,878    Fleet National Bank, 5.04%,
              4/18/00* ..........................     2,878
   2,878    Ford Motor Credit, 5.11%,
              11/27/00* .........................     2,908
   2,878    GMAC, 5.20%, 4/30/01* ...............     2,878
   2,878    GMAC, 5.19%, 5/30/01* ...............     2,878
   4,317    Jackson National, 4.87%, 5/15/00* ...     4,317
   2,878    JP Morgan and Co., 5.07%, 5/4/00* ...     2,878
   2,878    JP Morgan and Co., 5.13%, 5/4/01* ...     2,878
   4,029    Liberty Lighthouse, 5.12%,
              5/5/00* ...........................     4,029
   2,878    Merrill Lynch, 5.28%, 5/6/02* .......     2,878
   3,799    Morgan Stanley, 5.25%, 1/21/00* .....     3,799
   2,878    Salomon Smith Barney, 4.95%,
              4/12/01* ..........................     2,878
   2,878    Sigma Finance, Inc., 5.11%,
              3/31/00* ..........................     2,878
   5,182    SPARCC, 6.05%, 3/24/00* .............     5,182
                                                   --------
                                                     62,828
                                                   --------
Repurchase Agreements (3.7%):
  11,513    Goldman Sachs, 4.59%, 1/3/00
              (Collateralized by $13,275 various
              Corporate Bonds, 0.00% -- 7.60%,
              11/7/00 -- 9/15/29, market value
              $12,315) ..........................    11,513
   5,756    Goldman Sachs, 4.59%, 1/3/00
              (Collateralized by $6,347 various
              Corporate Bonds, 0.01% -- 8.30%,
              7/21/00 -- 2/15/28, market value
              $6,254) ...........................     5,756
   2,165    Lehman Brothers, 4.65%, 1/3/00
              (Collateralized by $2,274 various
              Commercial Paper, 0.00%, 1/10/00 --
              5/23/00, market value $2,274) .....     2,165
   8,634    Paine Webber, 4.65%, 1/3/00,
              (Collateralized by $9,388 various
              Corporate Bonds, 0.00% -- 6.63%,
              3/1/00 -- 12/15/29, market value
              $9,066) ...........................     8,634
                                                   --------
                                                     28,068
                                                   --------
  Total Short-Term Securities Held as Collateral    112,160
                                                   --------
Total (Cost $869,127) (a)                          $861,336
                                                   ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $756,451.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $   970
                   Unrealized depreciation .....................   (8,761)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(7,791)
                                                                  =======

(b) Amount less than 1,000.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $39,701 or 5.25% of net assets.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES (10.4%):
 $ 4,500    Advanta Mortgage Loan Trust, Series
              98-1, Class A5, 6.60%, 3/25/28 ...  $    4,236
   5,000    Aesop Funding II, Series 97-1, Class
              A2, 6.40%, 10/20/03 ..............       4,920
   5,000    Americredit Automobile Receivable
              Trust, Series 99-C, Class A3,
              6.84%, 10/5/03 ...................       5,007
   3,270    Americredit Automobile Receivable
              Trust, Series 99-A, Class A4,
              5.88%, 12/12/05 ..................       3,197
   2,400    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A3,
              5.95%, 11/15/02 ..................       2,390
   2,500    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03 ...................       2,478
   3,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03 ..................       2,958
   2,000    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03 ..................       1,966
   1,450    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 ..................       1,444
   6,000    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04 ...................       5,926
     225    Arcadia Automobile Receivables
              Trust, Series 97-C, Class A5,
              6.55%, 6/15/05 ...................         224
   1,269    Case Equipment Loan Trust, Series
              95-B, Class A3, 6.45%, 3/15/04 ...       1,269
     115    Chase Manhattan Grantor Trust,
              Series 96-A, Class A, 5.20%,
              2/15/02 ..........................         114
     250    Chemical Master Credit Card Trust,
              Series 95-3, Class A, 6.23%,
              8/15/02 ..........................         247
     548    Chevy Chase Auto Receivable Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04 ..........................         544
   5,440    Circuit City Credit Card Master
              Trust, Series 95-1, Class A,
              6.38%, 8/15/05 ...................       5,438
   3,000    CPS Auto Trust, Series 98-3, Class
              A3, 6.00%, 6/15/02 ...............       2,995
   2,000    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03 ..............       1,986
     300    Discover Card Master Trust I, Series
              95-2, Class A, 6.55%, 2/18/03 ....         300
   6,000    EQCC Home Equity Loan Trust, Series
              96-4, Class A6, 6.88%, 7/15/14 ...       5,985
   2,000    First Bank Corporate Card Master
              Trust, Series 97-1, Class B,
              6.55%, 2/15/03 ...................       1,985

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   292    First Security Auto Grantor Trust,
              Series 98-A, Class A, 5.97%,
              4/15/04 ..........................  $      290
   1,000    Fleet Credit Card Master Trust,
              Series 96-A, Class A1, 6.00%,
              11/15/05 .........................         977
   4,000    Greentree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18 ....       3,497
     212    Greentree Home Improvement Loan
              Trust, Series 97-D, Class HIA2,
              6.45%, 10/15/23 ..................         212
   3,690    Greentree Home Improvement Loan
              Trust, Series 95-D, Class M1,
              6.95%, 9/15/25 ...................       3,687
   3,359    Greentree Recreational, Equipment &
              Consulting, Series 97-D, Class
              A1HE, 6.90%, 3/15/29 .............       3,333
   4,915    Keycorp Auto, Series 97-2A4, 6.15%,
              10/15/01 .........................       4,918
     345    MBNA Master Credit Card Trust,
              Series 94-C, Class A, 5.77%,
              3/15/04* .........................         346
      86    Merrill Lynch Home Equity Loan,
              Series 92-1, Class A, 5.84%,
              7/15/22* .........................          86
     521    Merrill Lynch MBS, Inc., Series
              144-S, 7.43%, 7/25/24 ............         490
   1,291    Newcourt Receivables Asset Trust,
              Series 96-3, Class A, 6.24%,
              12/20/04 .........................       1,287
     188    Olympic Automobile Receivables
              Trust, Series 95-B, Class A2,
              7.35%, 10/15/01 ..................         188
   1,109    Olympic Automobile Receivables
              Trust, Series 95-C, Class A2,
              6.20%, 1/15/02 ...................       1,110
   4,112    Olympic Automobile Receivables
              Trust, Series 96-C, Class A4,
              6.80%, 3/15/02 ...................       4,123
   2,650    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04 ...................       2,660
   1,000    Onyx Acceptance Auto Trust, Series
              97-C, Class A4, 6.76%, 5/15/04 ...         998
     393    Onyx Acceptance Grantor Trust,
              Series 96-1, Class A, 5.40%,
              5/15/01 ..........................         392
   1,250    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03 ..........................       1,232
     624    Onyx Acceptance Grantor Trust,
              Series 97-1, Class A, 6.55%,
              9/15/03 ..........................         624
     879    Premier Auto Trust, Series 97-2,
              Class A4, 6.25%, 6/6/01 ..........         880
   3,790    Premier Auto Trust, Series 97-2,
              Class A5, 6.32%, 3/6/02 ..........       3,777
   2,125    Premier Auto Trust, Series 98-5,
              Class A4, 5.19%, 4/8/03 ..........       2,059

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,100    Prime Credit Card Master Trust,
              Series 96-1, Class A, 6.70%,
              7/15/04 ..........................  $    1,100
   5,000    Rental Car Finance, Series 97-1,
              Class A2, 6.45%, 8/25/05 .........       4,852
     921    Sears Credit Account Master Trust,
              Series 95-3, Class A, 7.00%,
              10/15/04 .........................         924
   1,000    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05 ..........................         989
   2,000    Sears Credit Account Master Trust,
              Series 96-4, Class A, 6.45%,
              10/16/06 .........................       1,988
   5,000    Sears Roebuck Acceptance, Series
              MTN3, 7.07%, 9/18/01 .............       4,976
  10,180    SLM Student Loan Trust, Series 99-1,
              Class A1T, 6.44%, 4/25/08* .......      10,139
   4,000    Team Fleet Financing Corp., Series
              97-1, Class A, 7.35%, 5/15/03 ....       3,962
   2,103    Textron Financial Corp. Receivables
              Trust, Series 98-A, Class A1,
              5.82%, 1/15/02 ...................       2,098
   1,000    Toyota Auto Lease Trust, Series
              97-A, Class A2, 6.35%, 4/26/04 ...         999
     432    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/8/02 ..........         431
     899    Union Acceptance Corp., Series 95-D,
              Class B, 6.03%, 1/7/03 ...........         897
   1,000    Union Acceptance Corp., Series 99-A,
              Class A3, 5.57%, 9/8/03 ..........         987
     506    WFS Financial Owner Trust, Series
              96-A, Class A4, 6.15%, 6/1/01 ....         506
     243    WFS Financial Owner Trust, Series
              95-4, Class A1, 6.20%, 2/1/02 ....         243
   1,774    WFS Financial Owner Trust, Series
              97-C, Class A3, 6.10%, 3/20/02 ...       1,775
     621    WFS Financial Owner Trust, Series
              98-A, Class A3, 5.90%, 5/20/02 ...         620
   2,900    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03 ...       2,863
   2,774    WFS Financial Owner Trust, Series
              96-C, Class A4, 6.80%,
              12/20/03 .........................       2,780
   4,000    WFS Financial Owner Trust, Series
              99-C, Class A2, 6.92%, 1/20/04 ...       3,989
   6,000    World Financial Network Credit Card
              Master Trust, Series 96-A, Class
              A, 6.70%, 2/15/04 ................       6,000

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 4,153    World Omni Automobile Lease Secured
              Trust, Series 97-A, Class A4,
              6.90%, 6/25/03 ...................  $    4,164
   1,969    World Omni Automobile Lease Secured
              Trust, Series 97-B, Class A3,
              6.18%, 11/25/03 ..................       1,969
                                                  ----------
  Total Asset Backed Securities                      152,026
                                                  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.7%):
   1,137    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09 ..........................         978
   1,778    Chase Mortgage Finance Corp., Series
              94-E, Class A6B, 7.03%, 4/25/10,
              IF* ..............................       1,766
      82    Collateralized Mortgage Obligation
              Trust, Series 16, Class Q, 13.25%,
              3/20/18, IF* .....................          82
     182    Collateralized Mortgage Securities
              Corp., Series 88-2, Class B,
              8.80%, 4/20/19 ...................         187
   1,981    Countrywide Funding Corp., Series
              93-11, Class A11, 6.96%, 2/25/09,
              IF* ..............................       1,784
   1,110    Countrywide Home Loans, Series 97-7,
              Class A1, 7.75% 12/25/27 .........       1,108
   2,000    Countrywide Home Loans, Series 98-2,
              Class A2, 6.25%, 3/25/28 .........       1,775
   5,000    JP Morgan Commercial Mortgage
              Finance Corp., Series 96-C2, Class
              B, 6.80%, 11/25/27 ...............       4,865
   2,000    JP Morgan Commerical Mortgage
              Finance Corp., Series 97-C4, Class
              B, 7.46%, 12/26/28 ...............       1,980
     895    Merrill Lynch Trust, Series 43,
              Class E, 6.50%, 8/27/15 ..........         888
   5,000    MLMI, Series 97-C2, Class A2, 6.54%,
              12/10/29 .........................       4,722
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 7979.75%,
              4/20/21, HB, IF* .................         183
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 7979.75%,
              7/20/21, HB, IF* .................         147
     194    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO .....................         154
   4,000    Mortgage Capital Funding Inc.,
              Series 96-MC2, Class A3, 7.01%,
              9/20/06 ..........................       3,876

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $    13    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18 .................  $       13
   2,500    PNC Mortgage Securities Corp.,
              Series 98-5, Class 2A11, 6.30%,
              7/25/28 ..........................       2,475
     192    Prudential Home Mortgage Securities,
              Series 93-17, Class A1, 6.50%,
              5/25/00 ..........................         192
   2,347    Residential Accredit Loans, Series
              96-QS3, Class M2, 7.75%,
              6/25/26 ..........................       2,325
   2,525    Residential Asset Securitization
              Trust, Series 98-A4, Class IA2,
              6.75%, 5/25/28 ...................       2,507
     241    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26 ..........         241
   4,000    The Equitable Life Assurance Society
              of Private Placement, Series 174,
              Class A1, 7.24%, 5/15/06 .........       3,988
   3,022    Wells Fargo Capital Markets, Series
              APT, Class 1, 6.56%, 12/29/05 ....       2,972
                                                  ----------
  Total Collateralized Mortgage Obligations           39,208
                                                  ----------
CORPORATE BONDS (11.6%):
Banking, Finance & Insurance (6.3%):
     200    ABN AMRO Bank NV Chicago, 7.25%,
              5/31/05 ..........................         198
     983    African Development Bank, 9.30%,
              7/1/00 ...........................         998
     250    American Express Credit Corp.,
              6.13%, 11/15/01 ..................         247
     700    Ameritech Capital Funding, 6.15%,
              1/15/08 ..........................         650
   1,675    Associates Corp., 9.13%, 4/1/00 ....       1,686
     300    Associates Corp., 7.13%, 5/15/00 ...         301
   1,000    Associates Corp., 6.00%, 4/15/03 ...         967
   1,750    Associates Corp., 5.75%, 11/1/03 ...       1,668
     300    Associates Corp., 6.63%, 6/15/05 ...         292
   1,000    Associates Corp., 6.38%,
              11/15/05 .........................         958
   3,625    Associates Corp., 8.15%, 8/1/09 ....       3,756
   1,750    Associates Corp., 5.96%, 5/15/37 ...       1,750
     250    Avco Financial Services, Inc.,
              7.38%, 8/15/01 ...................         251
   1,000    Bank of America Corp., 9.25%,
              11/1/01 ..........................       1,034
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05 ..........................       1,424
   1,000    Cit Group Holdings, Inc., Series
              MTN, 6.70%, 5/28/01 ..............         996
     200    Cit Group Holdings, Inc., 8.38%,
              11/1/01 ..........................         204

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,180    Citicorp, 5.63%, 2/15/01 ...........  $    1,164
     250    Citicorp, 6.75%, 8/15/05 ...........         242
   4,000    Dao Heng Bank Ltd., 7.75%,
              1/24/07 (c) ......................       3,788
     200    Dillard Investment Co., 9.25%,
              2/1/01 ...........................         205
   4,100    First Hawaiian, Inc., 6.25%,
              8/15/00 ..........................       4,086
     300    Ford Motor Credit Co., 6.38%,
              4/15/00 ..........................         300
   2,000    Ford Motor Credit Co., 8.20%,
              2/15/02 ..........................       2,046
   1,500    Ford Motor Credit Co., 6.63%,
              6/30/03 ..........................       1,474
   1,000    General Electric Capital Corp.,
              Series MTNA, 5.92%, 4/3/01 .......         992
     266    General Electric Capital Corp.,
              7.88%, 12/1/06 ...................         273
   7,000    GMAC, 5.75%, 11/10/03 ..............       6,664
   2,000    GMAC, 6.85%, 6/17/04 ...............       1,969
  10,000    Goldman Sachs Group, Inc., 6.38%,
              6/15/00 (c) ......................      10,005
     500    Household Finance Corp., 6.38%,
              6/30/00 ..........................         500
     900    Household Finance Corp., 7.63%,
              1/15/03 ..........................         907
   1,000    Household Finance Corp., 7.20%,
              7/15/06 ..........................         984
   1,000    Household Finance Corp., 6.50%,
              11/15/08 .........................         926
     100    Inter American Development Bank,
              8.40%, 9/1/99 ....................         109
   5,000    International Lease, 6.38%,
              8/1/02 ...........................       4,932
   3,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00 ..................       3,067
   5,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02 ....................       5,151
   3,000    Lehman Brothers Holdings, Inc.,
              7.25%, 4/15/03 ...................       2,981
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 ...........................       6,045
   5,000    MBNA Corp., 6.11%, 5/23/03* ........       4,983
     500    Merrill Lynch & Co., 6.00%,
              2/12/03 ..........................         485
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05 ...................       3,886
     170    Midland Bank, 8.63%, 12/15/04 ......         177
     100    Norwest Financial, Inc., 7.00%,
              1/15/03 ..........................          99
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04 ...........................         997
   4,000    Prime Property Funding II, 6.80%,
              8/15/02 (c) ......................       3,926
     252    Private Exempt Funding, 5.65%,
              3/15/03 ..........................         246

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   250    Republic New York Corp., 8.25%,
              11/1/01 ..........................  $      254
     570    Toyota Motor Credit, 5.63%,
              11/13/03 .........................         543
      35    Wells Fargo & Co., 6.00%,
              3/15/00 ..........................          35
                                                  ----------
                                                      91,821
                                                  ----------
Governments (Foreign) (0.2%):
   3,500    Ontario Province of Canada, Senior
              Unsubordinated Debenture, 7.38%,
              1/27/03 ..........................       3,546
                                                  ----------
Industrial Goods & Services (2.1%):
     100    American Home Products Corp., 6.50%,
              10/15/02 .........................          99
     250    Boeing Co., 8.38%, 2/15/01 .........         254
     250    BP America, Inc., 8.50%, 4/15/01 ...         256
   1,500    Case Corp., Series B, 6.25%,
              12/1/03 (c) ......................       1,441
   5,000    Cox Radio, Inc., 6.38%, 5/15/05 ....       4,729
   5,000    Excel Paralubes Funding, 7.13%,
              11/1/11 ..........................       4,776
   4,000    Oracle Corp., 6.72%, 2/15/04 .......       3,903
   5,000    Thomas & Betts, Series MTN, 6.29%,
              2/13/03 ..........................       4,870
   5,000    Tyco International Group SA, 6.25%,
              6/15/03 ..........................       4,744
     250    Upjohn Co., 5.88%, 4/15/00 .........         250
   5,000    USA Waste Services, 6.13%,
              7/15/01 ..........................       4,767
     650    VF Corp., 6.63%, 3/15/03 ...........         639
                                                  ----------
                                                      30,728
                                                  ----------
Retail (0.4%):
   5,000    Dillards Department Stores, 6.39%,
              8/1/03 ...........................       4,765
   1,000    Wal Mart Stores, Inc., 8.63%,
              4/1/01 ...........................       1,023
     150    Wal Mart Stores, Inc., 6.75%,
              5/15/02 ..........................         150
                                                  ----------
                                                       5,938
                                                  ----------
Telecommunications (0.5%):
     500    AT&T Corp., 7.00%, 5/15/05 .........         501
   2,900    Bellsouth Telecommunications, 6.00%,
              6/15/02 ..........................       2,843
   4,000    Cable & Wireless Communications,
              6.63%, 3/6/05 ....................       3,966
     470    Chesapeake & Potomac
              Telecommunications, 7.13%,
              1/15/02 ..........................         469
                                                  ----------
                                                       7,779
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Transportation (0.3%):
 $ 4,988    Federal Express Corp., Series 98-1A,
              6.72%, 1/15/22 ...................  $    4,548
     250    Union Pacific Corp., 7.00%,
              6/15/00 ..........................         251
                                                  ----------
                                                       4,799
                                                  ----------
Utilities (1.8%):
   5,000    Avon Energy Partners, 7.05%,
              12/11/07 (c) .....................       4,707
     250    Baltimore Gas & Electric, 5.50%,
              7/15/00 ..........................         249
   3,000    D.R. Investments, 7.10%, 5/15/02
              (c) ..............................       2,994
   2,500    Duke Power Co., 7.00%, 6/1/00 ......       2,505
   4,050    Enron Corp., 6.75%, 7/1/05 .........       3,901
   1,054    Kern River Funding, 6.42%,
              3/31/01 ..........................       1,049
   1,032    National Rural Utilities, 7.30%,
              9/15/06 ..........................       1,031
     250    Northern States Power Co. --
              Minneapolis, 7.88%, 10/1/01 ......         254
   6,000    Ohio Power, 6.73%, 11/1/04 .........       5,788
     630    Public Service Electric & Gas
              Utilities, 6.13%, 8/1/02 .........         617
   3,000    Ras Laffan Gas, 7.63%, 9/15/06
              (c) ..............................       2,893
                                                  ----------
                                                      25,988
                                                  ----------
  Total Corporate Bonds                              170,599
                                                  ----------
U.S. GOVERNMENT AGENCY (0.2%):
Other U.S. Agencies (0.2%):
     943    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 ...........................         936
   1,818    Federal Housing Administration,
              Greystone 96-2, 7.43%, 11/1/22 ...       1,802
                                                  ----------
  Total U.S. Government Agency                         2,738
                                                  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (44.6%):
Fannie Mae (18.0%):
   2,000    5.41%, 2/13/01, Series MTN .........       1,979
       0    6.50%, 12/1/02, Pool #6345 (b) .....           0
   1,328    6.78%, 1/17/03, Series 97-MI, Class
              A* ...............................       1,328
     645    7.00%, 9/18/03, Series 97-13, Class
              CB ...............................         641
   1,304    6.78%, 3/17/04, Series 97-M4, Class
              A* ...............................       1,304
     223    10.00%, 5/25/04, Series 89-26, Class
              D ................................         230
      47    6.75%, 12/25/04, Series 93-6, Class
              C ................................          47
  10,760    6.88%, 9/1/05, Pool #73192 .........      10,564
       1    758.75%, 1/25/06, Series 91-4, Class
              N, HB ............................          14
       1    908.75%, 3/25/06, Series 91-20,
              Class M, HB ......................           9
   7,496    6.95%, 4/1/06, Pool #73429 .........       7,387
   1,000    6.50%, 4/25/06, Series 93-18, Class
              PH ...............................         995

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $     1    1008.12%, 4/25/06, Series 91-33,
              Class J, HB* .....................  $       24
     913    7.05%, 6/25/06, Series 93-11, Class
              G ................................         910
   1,617    2.50%, 8/25/06, Series 93-8, Class
              SB, IF, IO* ......................          33
     792    0.00%, 9/25/06, Series 96-46, Class
              PE, PO ...........................         680
     233    7.00%, 1/1/07, Pool #145771 ........         232
     750    7.25%, 4/25/07, Series 92-44, Class
              K ................................         747
   1,343    7.50%, 8/25/07, Series G92-48, Class
              H ................................       1,344
     454    8.42%, 11/25/07, Series 93-174,
              Class SB, IF* ....................         453
   1,388    0.00%, 2/25/08, Series 96-24, Class
              K, PO ............................       1,219
   2,007    7.25%, 2/25/08, Series 93-188, Class
              F* ...............................       2,017
   5,000    6.50%, 4/25/08, Series 99-45d, Class
              TA ...............................       4,976
     701    5.47%, 5/25/08, Series 93-63, Class
              FD* ..............................         671
   1,500    5.57%, 5/25/08, Series 93-72, Class
              F* ...............................       1,453
   4,657    7.50%, 5/25/08, Series 93-55, Class
              FA* ..............................       4,722
     449    5.57%, 8/25/08, Series 93-129, Class
              FE* ..............................         427
     622    5.66%, 8/25/08, Series 93-209, Class
              KB ...............................         601
   2,275    8.47%, 8/25/08, Series 93-134, Class
              SA, IF* ..........................       2,193
   1,750    0.00%, 9/25/08, Series 96-39, Class
              J, PO ............................       1,266
   1,308    0.00%, 9/25/08, Series 96-20, Class
              L, PO ............................         960
     305    5.37%, 9/25/08, Series 93-170, Class
              FA* ..............................         301
   2,000    6.50%, 9/25/08, Series 99-19, Class
              LA ...............................       1,985
   1,394    8.88%, 9/25/08, Series 93-175, Class
              SA, IF* ..........................       1,344
   2,409    5.57%, 10/25/08, Series 93-196,
              Class FA* ........................       2,350
   2,000    0.00%, 12/25/08, Series 98-27, Class
              B, PO ............................       1,347
     330    6.00%, 12/25/08, Series 93-214,
              Class L ..........................         327
     660    7.35%, 1/25/09, Series 94-12, Class
              SB, IF* ..........................         643
     575    6.50%, 2/25/09, Series 94-20, Class
              Z ................................         541
   3,221    6.50%, 2/25/09, Series 94-17, Class
              JB, IO ...........................         505
   1,000    7.89%, 2/25/09, Series 94-13, Class
              SK, IF* ..........................         893
   1,500    0.00%, 3/25/09, Series 96-24, Class
              E, PO ............................         989
   1,560    6.50%, 3/25/09, Series 95-13, Class
              B ................................       1,526

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    76    7.50%, 11/1/09, Pool #158 ..........  $       77
   3,200    7.00%, 4/25/10, Series 92-124, Class
              D ................................       3,115
   1,211    7.00%, 6/1/10, Pool #312903 ........       1,202
   2,573    6.50%, 12/1/10, Pool #322598 .......       2,512
   4,000    7.00%, 1/18/11, Series 97-23, Class
              VG ...............................       3,851
   1,073    6.50%, 4/1/11, Pool #337903 ........       1,046
   2,250    6.75%, 10/25/12, Series 93-65, Class
              D ................................       2,139
  16,827    6.50%, 5/1/13, Pool #429707 ........      16,353
   3,032    6.50%, 9/1/13, Pool #251982 ........       2,947
   1,243    2.47%, 11/25/13, Series 93-220,
              Class SD, IF* ....................       1,029
   3,019    6.37%, 11/25/13, Series 93-220,
              Class SE, IF* ....................       2,803
     800    5.52%, 12/25/13, Series 93-225,
              Class SS, IF* ....................         551
      50    7.50%, 5/1/14, Pool #57930 .........          51
     432    12.50%, 1/1/16, Pool #303306 .......         483
     459    6.90%, 5/25/16, Series 93-156, Class
              FA* ..............................         458
     222    5.70%, 8/25/16, Series G93-39, Class
              A ................................         219
     435    5.27%, 11/25/16, Series 93-187,
              Class FE* ........................         431
     718    6.00%, 12/25/16, Series G-22, Class
              G ................................         680
     958    7.00%, 3/25/17, Series 96-27, Class
              FA* ..............................         961
      51    7.00%, 4/1/17, Pool #44696 .........          50
   2,000    6.50%, 12/18/17, Series 98-17, Class
              TB ...............................       1,986
     233    9.25%, 4/25/18, Series 88-7, Class
              Z ................................         244
   3,250    5.49%, 6/25/18, Series 92-206, Class
              FA* ..............................       3,126
   1,598    9.85%, 11/1/18, Series 97-77, Class
              M ................................       1,700
     966    9.50%, 12/1/18, Pool # 426839 ......       1,024
     614    6.48%, 3/1/19, Pool #116612* .......         625
      87    10.50%, 3/25/19, Series 50, Class 2,
              IO ...............................          25
     534    6.50%, 6/25/19, Series G93-19, Class
              K ................................         531
     277    7.84%, 8/1/19, Pool #111366* .......         285
      89    7.95%, 8/25/19, Series 90-14, Class
              H ................................          89
      30    0.00%, 10/25/19, Series 89-73, Class
              C, PO ............................          29
   1,000    2.97%, 10/25/19, Series 93-156,
              Class SD, IF* ....................         747
   1,891    8.00%, 10/25/19, Series 89-70, Class
              G ................................       1,918
     500    6.25%, 11/25/19, Series G93-32,
              Class PG .........................         493
     598    8.50%, 11/25/19, Series 89-83, Class
              H ................................         615
     735    9.00%, 11/25/19, Series 89-89, Class
              H ................................         760
   1,054    9.40%, 11/25/19, Series 89-78, Class
              H ................................       1,110
     612    8.50%, 1/25/20, Series 90-7, Class
              B ................................         624
     316    8.80%, 1/25/20, Series 90-1, Class
              D ................................         325

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   670    4.00%, 6/25/20, Series G92-66, Class
              HB ...............................  $      638
     451    5.50%, 6/25/20, Series 90-60, Class
              K ................................         423
     426    9.50%, 6/25/20, Series 90-63, Class
              H ................................         444
     474    5.50%, 8/25/20, Series 90-93, Class
              G ................................         445
   1,586    6.50%, 8/25/20, Series 90-102, Class
              J ................................       1,535
       6    505.92%, 8/25/20, Series 90-94,
              Class H, HB* .....................         101
       4    1,118.00%, 8/25/20, Series 90-95,
              Class J, HB ......................         117
     278    6.00%, 10/25/20, Series 92-204,
              Class B ..........................         277
     699    9.00%, 10/25/20, Series 90-120,
              Class H ..........................         723
     177    11.85%, 11/25/20, Series 90-134,
              Class SC, IF* ....................         190
   3,433    6.50%, 12/25/20, Series 97-85, Class
              L, IO ............................         315
      11    652.15%, 12/25/20, Series 90-140,
              Class K, HB ......................         218
   1,030    7.48%, 1/25/21, Series 93-165, Class
              SX, IF* ..........................         748
       1    907.68%, 2/25/21, Series 91-7, Class
              K, HB* ...........................          14
      49    8.00%, 3/1/21, Pool #70825 .........          50
     395    8.50%, 6/25/21, Series G-14, Class
              L ................................         403
   2,184    8.75% 6/25/21, Series G-18, Class
              Z ................................       2,245
     327    0.00%, 10/25/21, Series 97-32, Class
              C, PO ............................         322
     325    6.50%, 10/25/21, Series 94-30, Class
              LA ...............................         320
   1,544    8.75%, 10/25/21, Series G-35, Class
              M ................................       1,590
   2,800    5.00%, 11/25/21, Series G92-66,
              Class JB .........................       2,498
   1,200    7.88%, 11/25/21, Series 92-215,
              Class PM .........................       1,217
   2,754    7.00% 2/18/22, Series 97-30 E ......       2,753
   1,345    5.00%, 5/25/22, Series G93-10, Class
              G ................................       1,282
       1    4073.40%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* ................         174
     515    7.00%, 7/25/22, Series G92-42, Class
              Z ................................         505
   3,000    6.50%, 8/25/22, Series 96-59, Class
              J ................................       2,845
   2,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO ...........................       1,422
     700    5.50%, 9/25/22, Series 92-143, Class
              MA ...............................         618
   2,016    7.50%, 11/1/22, Pool #189190 .......       2,002
   2,000    6.47%, 12/25/22, Series X, Class VO,
              IF* ..............................       1,797
     616    6.75%, 12/25/22, Series 93-46, Class
              O ................................         575

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   805    0.00%, 2/25/23, Series G93-12, Class
              C, PO ............................  $      766
     420    4.56%, 2/25/23, Series 93-12, Class
              S, IF, IO* .......................          10
     909    5.10%, 2/25/23, Series 98-35, Class
              SV, IF* ..........................         696
   1,090    6.50%, 2/25/23, Series 93-5, Class
              Z ................................       1,019
       5    552.97%, 2/25/23, Series 93-12,
              Class SB, IF, IO* ................          18
   9,700    6.00%, 3/25/23, Series 93-41, Class
              PH ...............................       9,299
   1,102    7.50%, 4/1/23, Series 218, Class 2,
              IO ...............................         339
   1,054    0.00%, 4/25/23, Series 98-4, Class
              C, PO ............................         728
     118    5.50%, 4/25/23, Series 93-58, Class
              J ................................         103
   5,500    0.00%, 5/25/23, Series 93-146, Class
              D, PO ............................       4,748
     146    6.50%, 5/25/23, Series 93-155, Class
              LA ...............................         137
     116    6.75%, 5/25/23, Series 93-94, Class
              K ................................         110
  12,500    0.00%, 6/25/23, Series 93-257, Class
              C, PO ............................       7,378
   6,931    1.07%, 5/25/23, Series 94-82, Class
              SA, IF, IO* ......................         155
   1,854    3.81%, 7/25/23, Series 93-113, Class
              S, IF, IO* .......................          67
   1,000    6.50%, 7/25/23, Series 93-122, Class
              M ................................         892
     486    1.06%, 8/25/23, Series G93-27, Class
              SE* ..............................         240
   3,099    1.50%, 8/25/23, Series 94-36, Class
              SG, IF, IO* ......................         157
   1,123    2.17%, 8/25/23, Series 93-139, Class
              SG, IF* ..........................         718
     579    9.56%, 8/25/23, Series 93-113, Class
              SE, IF* ..........................         490
     535    2.10%, 9/25/23, Series 93-178, Class
              SE, IF* ..........................         344
   1,053    2.50%, 9/25/23, Series 93-155, Class
              SB, IF, IO* ......................          66
   1,399    3.00%, 9/25/23, Series 93-193, Class
              B ................................       1,258
     933    6.50%, 9/25/23, Series 93-178, Class
              PK ...............................         840
      67    5.67%, 10/25/23, Series 93-198,
              Class FA* ........................          64
  10,000    6.50%, 10/25/23, Series 93-189,
              Class PI .........................       9,144
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA .........................       4,475
   1,527    1.51%, 11/25/23, Series 93-207,
              Class SC, IF* ....................       1,065
   9,000    6.00%, 12/18/23, Series 97-79, Class
              PE ...............................       8,325

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,565    0.00%, 12/25/23, Series 97-24, Class
              PQ, PO ...........................  $      992
   1,500    1.66%, 12/25/23, Series 93-223,
              Class SO, IF* ....................       1,045
     179    5.87%, 12/25/23, Series 93-223,
              Class FB* ........................         173
   3,000    6.75%, 12/25/23, Series 94-55, Class
              G ................................       2,867
     162    8.15%, 12/25/23, Series 93-223,
              Class SB, IF* ....................         152
   1,305    10.00%, 2/1/24, Pool #479469 .......       1,389
   7,632    0.00%, 2/25/24, Series 99-16, Class
              B, PO ............................       3,942
     151    5.46%, 3/25/24, Series 94-39, Class
              S, IF* ...........................         140
     772    6.50%, 3/25/24, Series 95-18, Class
              B ................................         738
     215    6.50%, 3/25/24, Series 94-36, Class
              FA* ..............................         208
     391    6.90%, 3/25/24, Series 94-39, Class
              F* ...............................         391
     976    8.00%, 5/1/24, Pool #250066 ........         983
   1,589    8.50%, 7/1/24, Pool #250103 ........       1,631
   1,233    7.50%, 10/1/24, Pool #303031 .......       1,222
   1,729    7.00%, 11/17/24, Series G94-13,
              Class ZB .........................       1,629
     901    8.80%, 1/25/25, Series G95-1, Class
              C ................................         965
     149    7.50%, 5/1/25, Pool #293928 ........         148
     315    7.50%, 5/1/25, Pool #311810 ........         312
     309    8.50%, 5/1/25, Pool #308499 ........         317
     378    8.50%, 6/1/25, Pool #315277 ........         388
   1,718    7.00%, 7/1/25, Pool #290387 ........       1,669
   1,984    7.00%, 7/1/25, Pool #312931 ........       1,928
     659    9.00%, 4/1/26, Pool #446278 ........         689
   2,239    7.05%, 6/1/26, Pool #341503* .......       2,257
   1,700    7.50%, 8/18/26, Series 97-29, Class
              PL, IO ...........................         568
     604    8.50%, 11/1/26, Pool #411183 .......         625
   2,500    7.50%, 3/18/27, Series 97-22, Class
              PI, IO ...........................         595
   7,889    1.84%, 3/25/27, Series 97-20, Class
              IB, IO ...........................         447
   8,957    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ...........................         454
   3,865    7.50%, 4/18/27, Series 97-27, Class
              J ................................       3,814
   6,000    7.50%, 4/20/27, Series 97-29, Class
              J ................................       5,849
   3,284    7.50%, 5/20/27, Series 97-39, Class
              PD ...............................       3,206
   1,157    5.81%, 9/1/27, Pool #54844* ........       1,133
   3,054    7.00%, 9/1/27, Pool #313687 ........       2,959
   8,663    7.00%, 11/18/27, Series 97-81, Class
              PI, IO ...........................       2,073
   9,496    6.00%, 8/1/28, Pool #423236 ........       8,701

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,490    8.50%, 1/25/29, Series 98-70, Class
              AD ...............................  $    4,599
   1,349    5.82%, 3/1/29, Pool #303532* .......       1,322
                                                  ----------
                                                     264,368
                                                  ----------
Freddie Mac (16.7%):
      43    8.00%, 6/1/01, Pool #252601 ........          43
   1,885    5.87%, 5/12/03, Series 2Z03 ........       1,836
   7,206    2.65%, 9/15/04, Series 1982, Class
              SB, IF, IO* ......................         153
     920    7.70%, 9/20/04, Series AT04 ........         953
   6,150    6.50%, 10/1/04, Gold Pool
              #M80495 ..........................       6,063
   1,000    7.59%, 3/10/05, Series Q-05 ........       1,029
     750    6.92%, 9/15/05 .....................         733
       7    1008.12%, 5/15/06, Series 1072,
              Class A, HB ......................         127
   1,455    7.00%, 6/15/06, Series 1457, Class
              PH ...............................       1,458
       1    1008.12%, 6/15/06, Series 1098,
              Class M, HB ......................          20
     855    7.20%, 7/18/06 .....................         865
   1,008    7.50%, 2/15/07, Series 1322, Class
              G ................................       1,017
   1,195    4.50%, 3/15/07, Series 1295, Class
              JB ...............................       1,140
      31    8.00%, 4/1/07, Pool #160022 ........          31
       5    981.87%, 6/15/07, Series 1298, Class
              L, IO ............................         105
      84    2.42%, 10/15/07, Series 1389, Class
              SA, IF* ..........................          80
     592    5.50%, 10/15/07, Series 1640, Class
              A ................................         584
     694    8.70%, 11/15/07, Series 1414, Class
              LB, IF* ..........................         686
     224    5.87%, 12/15/07, Series 1450, Class
              F* ...............................         220
   4,119    2.50%, 2/15/08, Series 1465, Class
              SA, IF, IO* ......................         124
      19    8.85%, 3/15/08, Series A-78 ........          19
     239    5.50%, 4/15/08, Series 1489, Class
              L ................................         231
     172    6.00%, 4/15/08, Series 1531, Class
              K ................................         169
   1,366    0.00%, 5/15/08, Series 89, Class L,
              PO ...............................       1,138
   3,916    2.00%, 5/15/08, Series 1506, Class
              SD, IF, IO* ......................         121
     740    5.66%, 5/15/08, Series 1513, Class
              TA* ..............................         722
     428    6.32%, 5/15/08, Series 1506, Class
              F* ...............................         424
      73    8.92%, 5/15/08, Series 1506, Class
              S, IF* ...........................          71
   1,000    6.00%, 7/15/08, Series 1708, Class
              D ................................         964
     485    7.50%, 8/1/08, Gold Pool #G10117 ...         490
   2,432    0.00%, 8/15/08, Series 1900, Class
              T, PO ............................       1,723
     828    5.46%, 8/15/08, Series 1565, Class
              K, IF* ...........................         721

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   381    5.96%, 8/15/08, Series 1564, Class
              FB* ..............................  $      379
     176    7.67%, 8/15/08, Series 1564, Class
              SB, IF* ..........................         169
     176    8.41%, 8/15/08, Series 1561, Class
              SC, IF* ..........................         176
      85    7.50%, 9/1/08, Pool #252600 ........          85
     814    1.95%, 9/15/08, Series 1580, Class
              SC, IF* ..........................         724
     466    6.00%, 9/15/08, Series 1586, Class
              A ................................         457
     581    0.00%, 10/15/08, Series 1900, Class
              I, PO ............................         466
   2,284    0.00%, 10/15/08, Series 1967, Class
              PC, PO ...........................       1,679
     850    8.60%, 10/15/08, Series 1600, Class
              SC, IF* ..........................         853
   3,958    8.75%, 10/15/08, Series 1587, Class
              SL, IF* ..........................       3,816
   1,300    5.92%, 11/15/08, Series 1604, Class
              SA, IF* ..........................       1,098
   2,502    6.49%, 11/15/08, Series 1604, Class
              SH, IF* ..........................       2,413
   1,000    0.00%, 12/15/08, Series 1948, Class
              A, PO ............................         723
     127    1.52%, 12/15/08, Series 1655, Class
              SA, IF* ..........................         108
     623    5.77%, 12/15/08, Series 1647, Class
              FB* ..............................         609
  10,526    6.00%, 12/15/08, Series 1624, Class
              KZ ...............................       9,477
     798    6.95%, 12/15/08, Series 2017, Class
              SE, IF* ..........................         715
   1,826    7.00%, 12/15/08, Series 1635, Class
              O* ...............................       1,829
   1,055    7.65%, 12/15/08, Series 1655, Class
              F* ...............................       1,062
     698    7.86%, 12/15/08, Series 1647, Class
              SB, IF* ..........................         665
   1,606    8.50%, 12/15/08, Series 1625, Class
              SD, IF* ..........................       1,597
     997    0.00%, 2/15/09, Series 1679, Class
              N, PO ............................         716
   1,392    6.57%, 2/15/09, Series 1796, Class
              S, IF* ...........................       1,238
   1,480    7.03%, 3/15/09, Series 1698, Class
              SC, IF* ..........................       1,295
   1,545    7.05%, 3/15/09, Series 1900, Class
              FA* ..............................       1,547
   1,000    6.21%, 6/2/09 ......................         940
       4    10.00%, 9/15/09, Series C-79 .......           4
     736    8.50%, 1/1/10, Gold Pool #E00356 ...         760
   1,655    8.50%, 1/1/10, Gold Pool #G10305 ...       1,710
     128    7.00%, 8/1/10, Gold Pool #E20187 ...         127

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,934    7.00%, 9/1/10, Gold Pool #E00393 ...  $    1,920
   1,608    7.50%, 7/1/11, Gold Pool #E20253 ...       1,624
   5,119    3.50%, 3/15/12, Series 1933, Class
              SJ, IF, IO* ......................         291
   5,523    7.00%, 9/1/12, Gold Pool #E00506 ...       5,478
   4,000    6.30%, 1/15/13, Series 2025, Class
              PE ...............................       3,669
   6,225    7.00%, 2/15/13, Series 1942, Class
              VD ...............................       5,983
   4,982    3.15%, 10/15/13, Series 1595, Class
              S, IF, IO* .......................         104
     234    6.50%, 12/1/13, Pool #C90043 .......         225
     800    6.00%, 12/15/13, Series 2102, Class
              TC ...............................         722
     494    12.00%, 8/1/15, Pool #170269 .......         537
   6,000    6.50%, 12/15/15, Series 2054, Class
              VB ...............................       5,619
  10,000    6.50%, 5/15/18, Series 2056, Class
              TD ...............................       9,329
     802    4.00%, 3/25/19, Series 10, Class
              F ................................         789
     195    12.00%, 7/1/19, Pool #555238 .......         212
   1,160    9.50%, 7/15/19, Series 11, Class
              D ................................       1,212
     658    5.50%, 12/15/19, Series 1709, Class
              C ................................         644
     250    6.00%, 12/15/19, Series 1666, Class
              E ................................         245
   2,871    7.15%, 2/15/20, Series 1446, Class
              G ................................       2,875
   3,000    6.00%, 4/15/20, Series 1534, Class
              F ................................       2,941
      29    84.00%, 5/15/20, Series 41, Class I,
              HB ...............................          78
     261    10.00%, 6/15/20, Series 47, Class
              F ................................         272
     291    8.00%, 7/1/20, Gold Pool #A01047 ...         296
     656    7.80%, 9/15/20, Series 46, Class
              B ................................         663
     416    9.00%, 1/1/06, Series 1807, Class
              G ................................         432
   3,546    6.95%, 1/15/21, Series 114, Class
              H ................................       3,487
       9    8.60%, 1/15/21, Series 85, Class
              C ................................           9
     575    9.50%, 1/15/21, Series 99, Class
              Z ................................         601
     208    7.45%, 5/15/21, Series 1084, Class
              F* ...............................         211
     268    11.90%, 5/15/21, Series 1079, Class
              S, IF* ...........................         286
     146    15.98%, 5/15/21, Series 1084, Class
              S, IF* ...........................         167
   1,222    8.50%, 9/15/21, Series 1144, Class
              KB ...............................       1,253
   9,440    6.50%, 10/15/21, Series 1590, Class
              GA ...............................       9,184
     730    9.50%, 10/20/21, Series 62, Class
              AE ...............................         735
       5    1,169.85%, 11/15/21, Series 1172,
              Class L, HB ......................         125
   1,000    7.75%, 12/15/21, Series 1347, Class
              HB ...............................       1,008
     617    7.00%, 12/20/21, Series 1956, Class
              A ................................         614
      17    570.42%, 1/15/22, Series 1196, Class
              B, IF, IO* .......................         157
   2,500    0.00%, 2/15/22, Series 1987, Class
              W, PO ............................       1,395
   8,719    8.00%, 2/15/22, Series 1212, Class
              IZ ...............................       8,760
      22    8.00%, 4/1/22, Gold Pool #D17768 ...          21
   1,100    7.00%, 5/15/22, Series 1250, Class
              J ................................       1,057

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,000    7.50%, 7/25/22, Series FNRA G92-35,
              Class E ..........................  $    4,943
   2,000    6.50%, 8/25/22, Series 8, Class
              J ................................       1,899
   2,500    7.00%, 9/15/22, Series 1591, Class
              FH* ..............................       2,508
   1,027    5.77%, 10/15/22, Series 1646, Class
              MB* ..............................         991
     437    8.50%, 10/15/22, Series 1646, Class
              MD, IF* ..........................         431
   3,500    0.00%, 11/15/22, Series 2002, Class
              A, PO ............................       2,370
     986    7.15%, 12/15/22, Series 1483, Class
              FB* ..............................         991
   3,000    7.18%, 1/15/23, Series 1603, Class
              IF* ..............................       3,038
     316    5.67%, 2/15/23, Series 1470, Class
              F* ...............................         307
   1,500    5.37%, 4/15/23, Series 1672, Class
              FB* ..............................       1,425
   1,500    7.50%, 4/15/23, Series 1491, Class
              I ................................       1,473
     968    1.67%, 5/15/23, Series 1592, Class
              TB, IF* ..........................         626
     204    4.72%, 5/15/23, Series 1694, Class
              SE, IF* ..........................         187
     921    8.53%, 5/15/23, Series 1614, Class
              VB, IF* ..........................         723
       4    595.20%, 5/15/23, Series 204, Class
              E, IF, IO* .......................          56
   2,700    7.00%, 6/15/23, Series 1927, Class
              PD ...............................       2,670
   2,500    8.03%, 6/15/23, Series 1608, Class
              SD, IF* ..........................       2,216
   1,594    8.28%, 6/15/23, Series 1633, Class
              SB, IF* ..........................       1,393
     128    5.67%, 7/15/23, Series 1541, Class
              TA* ..............................         120
   2,500    6.50%, 7/15/23, Series 1558, Class
              D ................................       2,236
   1,525    1.81%, 8/15/23, Series 1611, Class
              JB, IF* ..........................         958
   1,672    6.87%, 8/15/23, Series 1611, Class
              JA* ..............................       1,663
     161    1.66%, 9/15/23, Series 1583, Class
              NS, IF* ..........................         107
   7,382    6.25%, 9/15/23, Series 1589, Class
              Z ................................       6,266
   1,986    11.66%, 10/15/23, Series 1859, Class
              SB, IF, IO* ......................         364
   2,000    6.82%, 10/15/23, Series 1689, Class
              SD, IF* ..........................       1,734
     567    6.00%, 11/25/23, Series 1685, Class
              Z ................................         464
     169    8.50%, 11/15/23, Series 1619, Class
              SD, IF* ..........................         170
     878    6.25%, 11/25/23, Series 24, Class
              ZE ...............................         774
   2,500    2.84%, 12/15/23, Series 1628, Class
              S, IF* ...........................       1,572

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,029    10.50%, 12/15/23, Series 1854, Class
              SE, IF, IO* ......................  $      176
   2,274    0.00%, 2/15/24, Series 1700, Class
              GA, PO ...........................       1,650
     556    5.00%, 2/15/24, Series 1686, Class
              A ................................         507
     302    8.15%, 2/15/24, Series 1675, Class
              SC, IF* ..........................         272
   2,190    5.32%, 3/15/24, Series 1689, Class
              FC* ..............................       2,029
   3,388    9.32%, 3/15/24, Series 1750, Class
              S, IF* ...........................       2,983
   2,189    1.00%, 4/25/24, Series G-29, Class
              SD, IF, IO* ......................          74
   1,103    8.00%, 8/1/24, Gold Pool #G00245 ...       1,114
   2,000    7.50%, 8/15/24, Series 1745, Class
              D ................................       1,962
     947    8.00%, 11/1/24, Gold Pool
              #C00376 ..........................         956
   1,618    7.50%, 8/1/25, Gold Pool #C00414 ...       1,605
   1,500    7.50%, 2/15/26, Series 1935, Class
              CB ...............................       1,493
   2,363    7.00%, 4/1/26, Gold Pool #C00452 ...       2,292
   1,294    6.85%, 7/1/26, Pool #785618 ........       1,279
   7,038    7.50%, 1/15/27, Series 1927, Class
              PH ...............................       6,911
   4,599    6.00%, 5/15/27, Series 1981, Class
              Z ................................       3,775
   3,000    7.50%, 9/15/27, Series 87, Class
              PE ...............................       2,921
   5,000    6.50%, 1/15/28, Series 2137, Class
              TM ...............................       4,647
   6,937    7.00%, 3/15/28, Series 2038, Class
              PN, IO ...........................       1,461
  10,000    6.50%, 6/15/28, Series 2063, Class
              PG ...............................       9,016
   5,640    8.50%, 7/1/28, Gold Pool #G00981 ...       5,797
   4,000    7.00%, 10/15/28, Series 2089, Class
              PJ, IO ...........................       1,533
   9,658    6.50%, 4/1/29, Gold Pool #C25557 ...       9,115
                                                  ----------
                                                     244,970
                                                  ----------
Government National Mortgage Assoc. (9.9%):
      14    10.00%, 1/15/01, Pool #145167 ......          15
      12    10.00%, 1/15/01, Pool #145328 ......          12
       8    6.50%, 6/15/01, Pool #1305 .........           8
      12    6.50%, 6/15/01, Pool #849 ..........          12
       1    8.50%, 6/15/01, Pool #162447 .......           2
       9    8.50%, 6/15/01, Pool #137056 .......           9
       2    9.00%, 6/15/01, Pool #166985 .......           2
       1    9.00%, 6/15/01, Pool #161443 .......           1
       0    9.00%, 6/15/01, Pool #164431(b) ....           0
       1    9.00%, 7/15/01, Pool #155822 .......           2
      20    8.50%, 8/15/01, Pool #164207 .......          21
       2    9.00%, 9/15/01, Pool #177121 .......           2
       2    9.00%, 10/15/01, Pool #185596 ......           2
      17    9.00%, 10/15/01, Pool #179852 ......          17
       1    9.00%, 10/15/01, Pool #177634 ......           1

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $     1    8.50%, 11/15/01, Pool #183462 ......  $        1
      22    9.00%, 11/15/01, Pool #191819 ......          22
       2    9.00%, 11/15/01, Pool #174365 ......           2
       3    8.50%, 12/15/01, Pool #182959 ......           3
      14    8.50%, 12/15/01, Pool #199837 ......          14
      15    8.50%, 12/15/01, Pool #199182 ......          15
       3    9.00%, 1/15/02, Pool #205001 .......           3
      19    8.00%, 3/15/02, Pool #210065 .......          19
      19    8.00%, 3/15/02, Pool #205933 .......          20
      25    8.00%, 5/15/02, Pool #180296 .......          25
      11    8.00%, 5/15/02, Pool #203042 .......          11
      18    8.50%, 5/15/02, Pool #213776 .......          19
      20    8.50%, 6/15/02, Pool #2297 .........          21
      11    9.00%, 8/15/02, Pool #232424 .......          11
       7    9.00%, 10/15/02, Pool #246307 ......           7
       5    9.00%, 11/15/02, Pool #235553 ......           5
       1    9.00%, 6/15/03, Pool #247863 .......           1
      17    8.50%, 9/15/04, Pool #274390 .......          18
      35    8.50%, 10/15/04, Pool #277469 ......          36
      35    9.00%, 10/15/04, Pool #281655 ......          36
      35    9.00%, 10/15/04, Pool #229506 ......          36
      40    8.50%, 11/15/04, Pool #253471 ......          42
      47    9.00%, 5/15/05, Pool #288771 .......          49
      16    9.00%, 6/15/05, Pool #283904 .......          16
      31    9.00%, 8/15/05, Pool #297031 .......          31
       6    9.00%, 10/15/05, Pool #292589 ......           6
      18    9.50%, 10/15/05, Pool #291846 ......          19
      56    9.00%, 11/15/05, Pool #292610 ......          57
      16    9.00%, 11/15/05, Pool #299161 ......          16
      11    9.00%, 12/15/05, Pool #299569 ......          11
      30    7.50%, 2/15/06, Pool #7855 .........          30
      54    8.50%, 4/15/06, Pool #307487 .......          56
      29    7.50%, 6/15/06, Pool #7855 .........          29
      25    8.00%, 10/15/06, Pool #11503 .......          25
      24    8.00%, 1/15/07, Pool #14709 ........          25
      11    7.50%, 4/15/07, Pool #16991 ........          11
     148    7.50%, 5/15/07, Pool #329528 .......         151
      43    7.50%, 7/15/07, Pool #17316 ........          43
     103    7.50%, 8/15/07, Pool #19015 ........         104
      19    9.00%, 1/15/09, Pool #26076 ........          20
      77    9.00%, 4/15/09, Pool #30352 ........          81
      55    8.00%, 5/15/09, Pool #385676 .......          56
   2,855    6.50%, 7/15/09, Pool #780316 .......       2,803
      10    8.00%, 8/15/09, Pool #372143 .......          10
     266    8.00%, 10/15/09, Pool #380639 ......         272
      25    9.50%, 10/15/09, Pool #36582 .......          27
     824    7.50%, 2/15/12, Pool #393363 .......         831
   1,154    7.50%, 3/15/12, Pool #399163 .......       1,165

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,050    7.50%, 3/15/12, Pool #441145 .......  $    1,060
      17    10.50%, 2/15/13, Pool #6507 ........          19
   1,000    7.00%, 7/16/13, Series 96-21, Class
              J ................................         945
       2    12.00%, 1/15/15, Pool #112920 ......           2
      38    9.00%, 8/15/16, Pool #164502 .......          40
      26    9.00%, 9/15/16, Pool #179044 .......          27
       4    9.00%, 9/15/16, Pool #175362 .......           5
      25    9.50%, 9/15/16, Pool #158201 .......          27
      33    9.00%, 12/15/16, Pool #198652 ......          35
      82    8.50%, 1/15/17, Pool #203625 .......          85
      21    9.50%, 1/15/17, Pool #185619 .......          22
       4    8.50%, 3/15/17, Pool #196700 .......           4
      10    9.00%, 3/15/17, Pool #180330 .......          10
      84    8.50%, 5/15/17, Pool #217536 .......          87
       5    8.50%, 6/15/17, Pool #188545 .......           5
   1,298    8.50%, 11/15/17, Pool #780086 ......       1,346
      85    9.00%, 7/15/18, Pool #226769 .......          90
       5    9.50%, 9/15/18, Pool #258627 .......           5
      13    9.50%, 12/15/18, Pool #229531 ......          14
      10    9.50%, 10/15/19, Pool #279630 ......          11
      12    9.00%, 11/15/19, Pool #279649 ......          13
   1,104    12.00%, 11/15/19, Pool #780149 .....       1,243
      18    9.00%, 2/15/20, Pool #286315 .......          19
      77    9.50%, 2/15/20, Pool #284959 .......          82
      27    9.50%, 9/15/20, Pool #292918 .......          29
      36    9.00%, 7/15/21, Pool #311256 .......          38
      91    8.00%, 4/15/22, Pool #325461 .......          92
      71    8.00%, 5/15/22, Pool #317346 .......          72
      31    8.00%, 5/15/22, Pool #320675 .......          31
       7    8.00%, 5/15/22, Pool #317358 .......           7
     214    8.00%, 7/15/22, Pool #183670 .......         218
     202    7.50%, 8/15/22, Pool #333881 .......         201
     957    8.00%, 9/15/22, Pool #297628 .......         972
     781    7.50%, 11/15/22, Pool #313110 ......         777
   1,130    7.00%, 8/15/23, Pool #352108 .......       1,101
   5,183    7.00%, 9/15/23, Pool #363030 .......       5,051
   1,679    7.00%, 11/15/23, Pool #352022 ......       1,636
   6,786    6.50%, 1/15/24, Pool #366706 .......       6,440
   7,634    7.00%, 2/15/24, Pool #371281 .......       7,433
   2,632    0.00%, 2/20/24, Series 98-23, Class
              AP, PO ...........................       1,868
   1,000    7.49%, 7/16/24, Series 94-3, Class
              PQ ...............................         988
   5,000    7.99%, 7/16/24, Series 94-4, Class
              KQ ...............................       5,118
   1,621    9.00% 11/15/24, Pool #780029 .......       1,704
     415    8.50%, 3/20/25, Pool #1974 .........         425
   1,934    8.50%, 4/20/25, Pool #1989 .........       1,982
   2,399    8.50%, 5/20/25, Pool #2006 .........       2,458
   8,795    8.05%, 6/16/25, Series 95-3, Class
              DQ ...............................       8,920

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,000    7.50%, 9/17/25, Series 98-26, Class
              K ................................  $      989
   3,511    9.50%, 12/15/25, Pool #780965 ......       3,742
     479    8.00%, 12/20/25, Pool #2141 ........         483
   1,222    7.50%, 1/15/26, Pool #416874 .......       1,211
   1,124    7.50%, 3/15/26, Pool #422292 .......       1,114
   1,379    7.50%, 4/15/26, Pool #426059 .......       1,367
   4,804    7.50%, 4/18/26, Series 97-8, Class
              PD ...............................       4,596
     759    8.00%, 6/20/26, Pool #2334 .........         765
     677    8.00%, 7/15/26, Pool #428509 .......         686
     803    8.00%, 7/15/26, Pool #426612 .......         813
   8,000    7.50%, 8/16/26, Series 96-16, Class
              E ................................       7,900
     972    8.00%, 8/20/26, Pool #2270 .........         980
   1,071    8.00%, 9/20/26, Pool #2285 .........       1,079
   1,832    7.50%, 11/15/26, Pool #442119 ......       1,816
     745    8.00%, 11/20/26, Pool #2324 ........         751
   1,794    0.00%, 12/16/26, Series 99-15, Class
              PE, PO ...........................       1,519
   3,112    7.50%, 7/15/27, Pool #411829 .......       3,083
   2,558    7.50%, 7/15/27, Pool #442119 .......       2,534
   2,230    8.00%, 10/20/27, Pool #2499 ........       2,245
   1,971    8.00%, 11/20/27, Pool #2512 ........       1,985
   1,020    8.00%, 12/20/27, Pool #2525 ........       1,027
   1,237    7.50%, 2/20/28, Pool #2549 .........       1,220
   9,331    6.00%, 3/20/28, Pool #2562 .........       8,478
     694    8.00%, 5/15/98, Pool #456883 .......         702
   2,390    8.00%, 6/20/28, Pool #002606 .......       2,405
   1,052    7.50%, 7/15/23, Pool # 481915 ......       1,042
     640    8.00%, 7/15/28, Pool #468066 .......         648
   1,365    8.50%, 8/15/28, Pool #468149 .......       1,380
     494    8.00%, 8/20/28, Pool #2633 .........         498
   9,709    6.50%, 9/15/28, Pool #468236 .......       9,127
   2,467    7.50%, 9/15/28, Pool #486537 .......       2,442
   4,724    7.50%, 9/20/28, Pool #2646 .........       4,662
   3,662    8.00%, 10/20/28, Pool #2661 ........       3,686
   9,531    6.00%, 11/15/28, Pool #466406 ......       8,686
                                                  ----------
                                                     144,835
                                                  ----------
  Total U.S. Government Agency Mortgages             654,173
                                                  ----------
U.S. TREASURY OBLIGATIONS (23.7%):
U.S. Treasury Bonds (9.0%):
   3,000    10.75%, 5/15/03 ....................       3,386
     750    10.75%, 8/15/05 ....................         896
  11,300    10.38%, 11/15/09 ...................      13,016
     850    11.75%, 2/15/10 ....................       1,036
  51,276    12.75%, 11/15/10 ...................      66,290
  15,660    10.38%, 11/15/12 ...................      19,032

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
 $ 1,000    12.50%, 8/15/14 ....................  $    1,398
  20,000    11.75%, 11/15/14 ...................      27,050
                                                  ----------
                                                     132,104
                                                  ----------
U.S. Treasury Inflation Protected Bonds (3.3%):
   8,086    3.63%, 7/15/02 .....................       8,011
  40,021    3.38%, 1/15/07 .....................      37,732
   2,082    3.63%, 1/15/08 .....................       1,983
                                                  ----------
                                                      47,726
                                                  ----------
U.S. Treasury Notes (10.7%):
   1,500    7.75%, 1/31/00 .....................       1,504
  17,600    8.75%, 8/15/00 .....................      17,925
   1,045    6.25%, 8/31/00 .....................       1,048
   1,500    5.75%, 10/31/00 ....................       1,497
      85    5.63%, 11/30/00 ....................          85
      60    7.75%, 2/15/01 .....................          61
   2,700    6.25%, 4/30/01 .....................       2,703
   2,500    8.00%, 5/15/01 .....................       2,558
   2,000    6.63%, 7/31/01 .....................       2,014
   3,300    7.50%, 11/15/01 ....................       3,373
  38,000    6.25%, 2/28/02 .....................      38,000
   3,110    6.63%, 3/31/02 .....................       3,132
   2,750    6.38%, 8/15/02 .....................       2,756
  39,000    6.25%, 8/31/02 .....................      38,988
   1,300    6.25%, 2/15/03 .....................       1,296
     100    5.75%, 4/30/03 .....................          98
  10,720    5.75%, 8/15/03 .....................      10,499
   9,000    7.25%, 5/15/04 .....................       9,278
   3,340    7.25%, 8/15/04 .....................       3,448
   6,570    7.88%, 11/15/04 ....................       6,952
   2,500    6.50%, 8/15/05 .....................       2,501
   3,000    6.88%, 5/15/06 .....................       3,053
   1,850    6.50%, 10/15/06 ....................       1,845
   2,150    6.13%, 8/15/07 .....................       2,096
                                                  ----------
                                                     156,710
                                                  ----------
U.S. Treasury STRIPS (0.7%):
   3,300    2/15/01 ............................       3,084
   2,250    8/15/01 ............................       2,038
   5,000    11/15/10 ...........................       2,410
   2,250    11/15/11 ...........................       1,011
   1,000    2/15/13 ............................         411
   2,500    11/15/09 ...........................       1,275
                                                  ----------
                                                      10,229
                                                  ----------
  Total U.S. Treasury Obligations                    346,769
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMERCIAL PAPER (2.2%):
Financial Services (2.2%):
 $ 5,000    Amsterdam Funding, 7.00%,
              1/10/00 ..........................  $    4,995
   5,000    Amsterdam Funding, 7.05%,
              1/12/00 ..........................       4,993
   6,835    Concord Minutemen Capital Co., LLC,
              7.28%, 1/12/00 ...................       6,826
  10,000    General Electric Capital Corp.,
              6.55%, 1/12/00 ...................       9,987
   5,000    MPF 2 Funding, 7.00%, 1/21/00 ......       4,986
                                                  ----------
  Total Commercial Paper                              31,787
                                                  ----------
INVESTMENT COMPANIES (3.7%):
  54,083    One Group Prime Money Market Fund,
              Class I ..........................      54,083
                                                  ----------
  Total Investment Companies                          54,083
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (16.6%):
Commerical Paper (1.2%):
 $17,246    Montauk Funding, 6.11%, 2/10/00 ....      17,075
                                                  ----------
Master Notes (2.2%):
   6,164    Bear Stearns, 4.77%, 1/3/00* .......       6,164
  11,095    Lehman Brothers, 4.88%, 1/3/00* ....      11,095
   6,164    Merrill Lynch, 4.68%, 1/3/00* ......       6,164
   3,328    NationsBanc, 4.70%, 1/3/00* ........       3,328
   2,219    PHH CFC Leasing, 5.07%, 5/7/00* ....       2,219
   2,589    Williamette Industries, Inc., 5.04%,
              1/5/00* ..........................       2,589
                                                  ----------
                                                      31,559
                                                  ----------
Put Bonds (9.1%):
  12,327    Amex Centurion, 5.07%, 5/5/00* .....      12,327
   6,164    Bear Stearns, 4.73%, 1/7/00* .......       6,164
   6,164    Branch Banking & Trust, 5.11%,
              5/25/00* .........................       6,160
   4,931    Caterpillar Finance, 5.17%,
              5/1/01* ..........................       4,931
   6,164    Chase Manhattan, 5.14%, 5/4/01* ....       6,164
   6,164    Chase Manhattan, 5.23%, 5/6/02* ....       6,164
   6,164    Fleet National Bank, 5.04%,
              4/18/00* .........................       6,164
   6,164    Ford Motor Credit, 5.11%,
              11/27/00* ........................       6,228
   6,164    GMAC, 5.20%, 4/30/01* ..............       6,164

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 6,164    GMAC, 5.19%, 5/3/01* ...............  $    6,164
   9,246    Jackson National, 4.87%,
              5/15/00* .........................       9,246
   6,164    JP Morgan & Co., 5.07%, 5/4/00* ....       6,164
   6,164    JP Morgan & Co., 5.13%, 5/4/01* ....       6,164
   8,629    Liberty Lighthouse, 5.12%,
              5/5/00* ..........................       8,629
   6,164    Merrill Lynch, 5.28%, 5/6/02* ......       6,164
   8,136    Morgan Stanley, 5.25%, 1/21/00* ....       8,136
   6,164    Salomon Smith Barney, 4.95%,
              4/12/01* .........................       6,164
   6,164    Sigma Finance, Inc., 5.11%,
              3/31/00* .........................       6,164
  11,095    SPARCC, 6.05%, 3/24/00* ............      11,095
                                                  ----------
                                                     134,556
                                                  ----------
Repurchase Agreements (4.1%):
  12,328    Goldman Sachs, 4.59%, 1/3/00,
              (Collateralized by $13,594 various
              Corporate Bonds, 0.01% - 8.30%,
              7/21/00 - 2/15/28, market value
              $13,394) .........................      12,328
  24,654    Goldman Sachs, 4.59%, 1/3/00,
              (Collateralized by $28,431 various
              Corporate Bonds, 0.00% - 7.60%,
              11/7/00 - 9/15/29, market value
              $26,374) .........................      24,654
   4,638    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $4,870 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $4,870) ....       4,638
  18,492    Paine Webber, 4.65%, 1/3/00,
              (Collateralized by $20,106 various
              Corporate Bonds, 0.00% -- 6.63%,
              3/1/00 -- 12/15/29, market value
              $19,417) .........................      18,492
                                                  ----------
                                                      60,112
                                                  ----------
  Total Short-Term Securities Held as Collateral     243,302
                                                  ----------
Total (Cost $1,741,714) (a)                       $1,694,685
                                                  ==========

------------

Percentages indicated are based on net assets of $1,464,774.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $    5,885
                   Unrealized depreciation......................     (52,914)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $  (47,029)
                                                                  ==========

(b) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

    (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $29,755 or 2.03% of net assets.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of December 31, 1999.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Collateralized Mortgage Obligations (CMO) are debt securities issued by U.S. government agencies, or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES (7.8%):
 $ 5,000    Americredit Automobile Receivables
              Trust, Series 99-C, Class A3,
              6.84%, 10/5/03 ...................  $    5,007
   2,751    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A1,
              6.25%, 9/15/02 ...................       2,746
   3,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A3,
              5.95%, 11/15/02 ..................       2,987
   2,500    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03 ...................       2,478
   5,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03 ..................       4,929
   3,600    Arcadia Automobile Receivables
              Trust, Series 98-A, Class AY,
              6.00%, 11/15/03 ..................       3,539
   1,450    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 ..................       1,444
   7,000    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04 ...................       6,914
   4,000    Auto Leasing Investors, Series 97,
              Class A2, 5.93%, 8/14/00 .........       3,950
     101    Chevy Chase Auto Receivables Trust,
              Series 95-2, Class A, 5.80%,
              6/15/02 ..........................         101
   8,850    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03 ..............       8,789
   3,000    Greentree Financial Corp., Series
              95-4, Class A6, 7.30%, 7/15/25 ...       2,955
   3,184    Greentree Financial Corp., Series
              95-6, Class A4, 7.00%, 9/15/26 ...       3,191
     107    Merrill Lynch Home Equity Loan,
              Series 92-1, Class A, 5.84%,
              7/15/22* .........................         107
   4,510    Merrill Lynch MBS Inc., Series
              144-S, 7.43%, 7/25/24 ............       4,243
   3,308    Olympic Automobile Receivables
              Trust, Series 96-C, Class A4,
              6.80%, 3/15/02 ...................       3,317
   3,500    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04 ...................       3,513
   1,200    Onyx Acceptance Auto Trust, Series
              97-C, Class A4, 6.76%, 5/15/04 ...       1,197

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   491    Onyx Acceptance Grantor Trust,
              Series 96-1, Class A, 5.40%,
              5/15/01 ..........................  $      490
   1,500    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03 ..........................       1,478
   2,840    Onyx Acceptance Grantor Trust,
              Series 97-1, Class A, 6.55%,
              9/15/03 ..........................       2,843
   2,900    Providian Master Trust, Series 99-2,
              Class A, 6.60%, 4/16/07 ..........       2,879
   1,133    Sears Credit Account Master Trust,
              Series 95-3, Class A, 7.00%,
              10/15/04 .........................       1,138
   2,800    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05 ..........................       2,769
   1,800    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08 ...........................       1,802
  11,105    Student Loan Marketing Association,
              Series 99-1, Class A1T, 6.33%,
              4/25/08* .........................      11,060
   1,012    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/8/02 ..........       1,012
     828    Union Acceptance Corp., Series 98-A,
              Class A3, 6.05%, 6/10/02 .........         828
     687    WFS Financial Owner Trust, Series
              95-4, Class A1, 6.20%, 2/1/02 ....         687
   1,774    WFS Financial Owner Trust, Series
              97-C, Class A3, 6.10%, 3/20/02 ...       1,775
     894    WFS Financial Owner Trust, Series
              97-B, Class A4, 6.40%, 7/20/02 ...         895
   6,000    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03 ...       5,923
   1,919    WFS Financial Owner Trust, Series
              96-C, Class A4, 6.80%,
              12/20/03 .........................       1,923
  14,000    WFS Financial Owner Trust, Series
              99-C, Class A2, 6.92%, 1/20/04 ...      13,962
   2,000    WFS Financial Owner Trust, Series
              99-C, Class A3, 7.07%,
              10/20/04 .........................       1,987

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 4,442    World Omni Automobile Lease Secured
              Trust, Series 97-A, Class A4,
              6.90%, 6/25/03 ...................  $    4,455
   1,969    World Omni Automobile Lease Secured
              Trust, Series 97-B, Class A3,
              6.18%, 11/25/03 ..................       1,969
                                                  ----------
  Total Asset Backed Securities                      121,282
                                                  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%):
   1,519    Chase Mortgage Finance Corp., Series
              94-E, Class A6B, 7.03%, 4/25/10,
              IF* ..............................       1,508
   1,667    Citicorp Mortgage Securities, Series
              97-2, Class A8, 7.25%, 5/25/27 ...       1,664
     145    Collateralized Mortgage Obligation
              Trust, Series 16, Class Q, 13.25%,
              3/20/18, IF* .....................         146
   4,243    Countrywide Funding Corp., Series
              93-11, Class A11, 6.96%, 2/25/09,
              IF* ..............................       3,821
   4,423    Countrywide Funding Corp., Series
              93-8, Class A9, 6.74%,
              12/25/23* ........................       4,475
   2,200    Countrywide Home Loans, Series 98-2,
              Class A2, 6.25%, 3/25/28 .........       1,952
   1,258    Countrywide Home Loans, Series
              98-19, Class A12, 4.68%, 12/25/28,
              IF* ..............................         547
   1,226    First Boston Mortgage Securities
              Corp., Series C, Class PO, 0.00%,
              4/25/17, PO ......................         981
   1,226    First Boston Mortgage Securities
              Corp., Series C, Class I-O,
              10.97%, 4/25/17, IO ..............         364
   1,837    GE Capital Mortgage Services, Inc,
              Series 96-10, Class A1, 6.75%,
              6/25/11 ..........................       1,833
   1,399    GE Capital Mortgage Services, Inc,
              Series 98-25, Class A15, 6.08%,
              12/25/28, IF* ....................         671
   1,287    Homeside Mortgage Securities, Inc,
              Series 98-1, Class A8, 8.50%,
              2/25/28 ..........................       1,304
   2,107    Merrill Lynch Trust, Series 43,
              Class E, 6.50%, 8/27/15 ..........       2,089
       2    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 7136.00%,
              4/20/21, HB, IF* .................         241
       2    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 7136.00%,
              7/20/21, HB, IF* .................         216

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   249    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO .....................  $      198
   1,872    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 .........................       1,791
   7,988    Norwest Asset Securities Corp.,
              Series 99-24, Class A6, 7.00%,
              11/25/29 .........................       7,481
     314    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18 .................         323
   1,427    Paine Webber Trust, Series P, Class
              4, 8.50%, 8/1/19 .................       1,459
   2,508    Prudential Home Mortgage Securities,
              Series 93-39, Class A13, 6.80%,
              10/25/08* ........................       2,080
   4,500    Residential Accredit Loans, Inc,
              Series 96-QS3, Class AI11, 7.75%,
              6/25/26 ..........................       4,458
   3,459    Residential Asset Securitization
              Trust, Series 97-A1, Class A3,
              7.38%, 3/25/27 ...................       3,457
   2,767    Residential Asset Securitization
              Trust, Series 98-A4, Class IA2,
              6.75%, 5/25/28 ...................       2,748
   2,442    Residential Funding Mortgage
              Securitization, Inc., Series
              93-S45, Class A10, 8.00%,
              12/25/23 .........................       2,456
     539    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26 ..........         538
     954    Securitized Asset Sales, Inc.,
              Series 94-A, Class A3, 6.91%,
              3/25/24 ..........................         946
   3,100    Vendee Mortgage Trust, Series 95-2B,
              Class 2D, 7.50%, 10/15/17 ........       3,115
                                                  ----------
  Total Collateralized Mortgage Obligations           52,862
                                                  ----------
CORPORATE BONDS (6.0%):
Banking, Finance & Insurance (3.4%):
   2,000    ABN AMRO Bank NV Chicago, 7.25%,
              5/31/05 ..........................       1,978
   1,572    African Development Bank, 9.30%,
              7/1/00 ...........................       1,596
   1,500    American RE Corp., Series B, 7.45%,
              12/15/26 .........................       1,428
   2,350    Associates Corp., 9.13%, 4/1/00 ....       2,366
   1,750    Associates Corp., 5.75%, 11/1/03 ...       1,668
   3,085    Associates Corp., 8.15%, 8/1/09 ....       3,197
   7,300    Associates Corp., 5.96%, 5/15/37 ...       7,300

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,500    Boeing Capital Corp., 6.36%,
              7/15/05 ..........................  $    5,220
   2,000    Chase Manhattan Corp., 9.75%,
              11/1/01 ..........................       2,096
   2,500    Citicorp, 8.00%, 2/1/03 ............       2,554
   4,000    Ford Motor Credit Co., 8.20%,
              2/15/02 ..........................       4,092
   1,500    Ford Motor Credit Co., 7.38%,
              10/28/09 .........................       1,484
   5,500    GMAC, 5.75%, 11/10/03 ..............       5,235
   3,000    GMAC, 6.85%, 6/17/04 ...............       2,953
   2,000    Goldman Sachs Group, LP, 6.25%,
              2/1/03 ...........................       1,940
   1,000    Household Finance Corp., 7.20%,
              7/15/06 ..........................         984
   1,500    Household Finance Corp., 6.50%,
              11/15/08 .........................       1,389
   2,020    Norwest Corp., 6.38%, 9/15/02 ......       1,989
   4,000    USAA Capital Corp., 7.05%,
              11/8/06 ..........................       3,917
                                                  ----------
                                                      53,386
                                                  ----------
Electric Utility (0.2%):
   2,500    WPS Resources Co., 7.00%,
              11/1/09 ..........................       2,419
                                                  ----------
Governments (Foreign) (0.9%):
   1,900    Household Netherlands BV, 6.20%,
              12/1/03 ..........................       1,835
   2,000    Kingdom of Belgium, 9.20%,
              6/28/10 ..........................       2,291
   4,400    Ontario Province of Canada, Senior
              Unsubordinated Debenture, 7.38%,
              1/27/03 ..........................       4,458
   2,515    Province of Quebec, 9.13%,
              8/22/01 ..........................       2,592
   2,500    Province of Quebec, 6.50%,
              1/17/06 ..........................       2,403
   1,000    Province of Quebec, 6.29%,
              3/6/26 ...........................         947
                                                  ----------
                                                      14,526
                                                  ----------
Industrial Goods & Services (1.3%):
   1,730    Boeing Co., 7.95%, 8/15/24 .........       1,801
   4,000    Case Corp., 6.25%, 12/1/03 .........       3,842
   1,800    Dayton Hudson Corp., 7.88%,
              6/15/23 ..........................       1,782
   2,695    General Motors Corp., 8.80%,
              3/1/21 ...........................       2,980
   1,500    Monsanto Co., 8.20%, 4/15/25 .......       1,461
   1,500    Xerox Corp., 6.25%, 11/15/26 .......       1,431
   2,400    Xerox Corp., 5.90%, 5/5/37 .........       2,397
   4,000    Xerox Corp., 5.55%, 7/22/37 ........       4,059
                                                  ----------
                                                      19,753
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications (0.2%):
 $ 3,500    Bellsouth Telecommunications, 6.00%,
              6/15/02 ..........................  $    3,431
                                                  ----------
  Total Corporate Bonds                               93,515
                                                  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (47.8%):
Fannie Mae (21.8%):
       3    758.75%, 1/25/06, Series 91-4, Class
              N, HB ............................          40
       3    1,008.25%, 4/25/06, Series 91-33,
              Class J, HB ......................          51
   1,681    2.50%, 8/25/06, Series 93-8, Class
              SB, IF, IO* ......................          34
   1,188    6.00%, 8/25/06, Series 93-188, Class
              WA, IO ...........................          32
   1,769    0.00%, 9/25/06, Series 96-46, Class
              PE, PO ...........................       1,519
   1,615    8.52%, 5/25/07, Series 93-175, Class
              S, IF* ...........................       1,610
   1,000    7.50%, 9/25/07, Series 92-135, Class
              LC ...............................       1,001
     492    8.42%, 11/25/07, Series 93-174,
              Class SB, IF* ....................         491
   3,854    0.00%, 2/25/08, Series 96-24, Class
              K, PO ............................       3,385
   5,000    6.50%, 4/25/08, Series 99-45D, Class
              TA ...............................       4,976
   1,164    5.47%, 5/25/08, Series 93-63, Class
              FA* ..............................       1,133
   2,500    5.57%, 5/25/08, Series 93-72, Class
              F* ...............................       2,422
   3,970    7.25%, 5/25/08, Series 93-59, Class
              FA* ..............................       4,024
   8,279    7.50%, 5/25/08, Series 93-55, Class
              FA* ..............................       8,396
     956    5.52%, 6/25/08, Series 93-107, Class
              F* ...............................         918
     753    5.62%, 8/25/08, Series 93-129, Class
              FB* ..............................         728
     877    5.66%, 8/25/08, Series 93-209, Class
              KB ...............................         848
   2,748    8.47%, 8/25/08, Series 93-134, Class
              SA, IF* ..........................       2,649
   6,599    0.00%, 9/25/08, Series 96-39, Class
              J, PO ............................       4,775
   2,501    0.00%, 9/25/08, Series 96-20, Class
              L, PO ............................       1,835
     610    5.37%, 9/25/08, Series 93-170, Class
              FA* ..............................         602

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,000    5.61%, 9/25/08, Series 93-175, Class
              FE* ..............................  $    1,920
   2,788    8.88%, 9/25/08, Series 93-175, Class
              S, IF* ...........................       2,687
   2,101    9.25%, 9/25/08, Series 93-186, Class
              SA, IF* ..........................       2,164
   5,800    0.00%, 10/25/08, Series 96-24, Class
              B, PO ............................       3,894
   1,700    5.52%, 10/25/08, Series 93-197,
              Class SB, IF* ....................       1,378
   4,118    5.57%, 10/25/08, Series 93-196,
              Class FA* ........................       4,018
     196    256.00%, 11/1/08, Series K, Class 2,
              IO ...............................       1,160
   4,000    0.00%, 12/25/08, Series 98-27, Class
              B, PO ............................       2,695
     215    6.00%, 12/25/08, Series 93-214,
              Class L ..........................         213
   2,500    6.92%, 12/25/08, Series 93-233,
              Class SB, IF* ....................       2,210
   2,000    7.60%, 12/25/08, Series 93-221,
              Class FH* ........................       2,039
     973    9.50%, 12/25/08, Series 93-221,
              Class SE* ........................         918
     106    5.77%, 1/25/09, Series 94-12, Class
              FB* ..............................         104
     717    7.35%, 1/25/09, Series 94-12, Class
              SB, IF* ..........................         698
   1,391    7.89%, 2/25/09, Series 94-13, Class
              SK, IF* ..........................       1,242
   2,628    0.00%, 3/25/09, Series 96-24, Class
              E, PO ............................       1,732
   1,071    5.57%, 3/25/09, Series 94-32, Class
              F* ...............................       1,041
   2,647    5.67%, 3/25/09, Series 94-33, Class
              FA* ..............................       2,570
   2,490    6.50%, 3/25/09, Series 95-13, Class
              B ................................       2,435
     381    6.90%, 3/25/09, Series 94-33, Class
              F* ...............................         380
   3,357    8.52%, 3/25/09, Series 94-32, Class
              S, IF* ...........................       3,309
   2,465    10.23%, 3/25/09, Series 94-34, Class
              S, IF* ...........................       2,419
   3,750    7.15%, 10/17/09, Series 97-M1, Class
              B ................................       3,727
   4,847    7.00%, 5/18/12, Series 97-51, Class
              PM, IO ...........................         921
   2,088    2.47%, 11/25/13, Series 93-220,
              Class SD, IF* ....................       1,729

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 5,000    6.50%, 6/25/14, Series 98-59, Class
              VB ...............................  $    4,634
     655    12.50%, 1/1/16, Pool #303306 .......         732
   1,911    6.90%, 5/25/16, Series 93-156, Class
              FA* ..............................       1,910
   1,254    7.00%, 3/25/17, Series 96-27, Class
              FA* ..............................       1,257
     104    7.00%, 4/1/17, Pool #44699 .........         102
     421    10.00%, 9/1/17, Series 23, Class 2,
              IO ...............................         113
     238    9.25%, 4/25/18, Series 88-7, Class
              Z ................................         250
   1,854    9.00%, 5/1/18, Pool # 426836 .......       1,941
   3,484    5.49%, 6/25/18, Series 92-206, Class
              FA* ..............................       3,351
   1,598    9.85%, 11/1/18, Series 1997-77,
              Class M ..........................       1,700
     318    5.75%, 1/1/19, Pool #70226* ........         312
   2,353    6.97% 10/25/23, Series 93-178, Class
              SD, IF* ..........................       2,269
     957    6.48%, 3/1/19, Pool #116612* .......         974
      55    10.50%, 3/25/19, Series 50, Class 2,
              IO ...............................          16
     647    6.50%, 6/25/19, Series G93-19, Class
              K ................................         644
     141    0.00%, 10/25/19, Series 89-73, Class
              C, PO ............................         137
   1,250    2.97%, 10/25/19, Series 93-156,
              Class SD, IF* ....................         934
   1,891    8.00%, 10/25/19, Series 89-70, Class
              G ................................       1,918
   1,197    8.50%, 11/25/19, Series 89-83, Class
              H ................................       1,230
   1,470    9.00%, 11/25/19, Series 89-89, Class
              H ................................       1,519
     903    9.40%, 11/25/19, Series 89-78, Class
              H ................................         951
   1,065    8.80%, 1/25/20, Series 90-1, Class
              D ................................       1,094
   3,505    0.00%, 5/18/20, Series 97-40, Class
              PC, PO ...........................       2,896
     271    5.50%, 6/25/20, Series 90-60, Class
              K ................................         254
     507    9.50%, 6/25/20, Series 90-63, Class
              H ................................         529
     557    5.50%, 8/25/20, Series 90-93, Class
              G ................................         523
   1,379    6.50%, 8/25/20, Series 90-102, Class
              J ................................       1,335
      11    505.00%, 8/25/20, Series 90-94,
              Class H, HB ......................         171
       7    1,118.04%, 8/25/20, Series 90-95,
              Class J, HB ......................         234
     597    6.00%, 10/25/20, Series 92-204,
              Class B ..........................         595

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,812    9.00%, 10/25/20, Series 90-120,
              Class H ..........................  $    2,909
     298    11.85%, 11/25/20, Series 90-134,
              Class SC, IF* ....................         319
  13,784    6.50%, 12/25/20, Series 97-85, Class
              L, IO ............................       1,263
      11    652.15%, 12/25/20, Series 90-140,
              Class K, HB ......................         234
   1,030    0.47%, 1/25/21, Series 93-165, Class
              SX, IF* ..........................         748
       2    908.50%, 2/25/21, Series 91-7, Class
              K, HB ............................          55
   1,525    5.00%, 3/25/21, Series 91-24, Class
              Z ................................       1,410
   1,132    8.50%, 6/25/21, Series 91-144, Class
              PZ ...............................       1,141
      45    404.97%, 6/25/21, Series G-17, Class
              S, HB, IF* .......................         465
     657    7.50%, 9/25/21, Series 91-126, Class
              ZB ...............................         654
   2,728    8.00%, 9/25/21, Series G92-31, Class
              W ................................       2,749
     799    0.00%, 10/25/21, Series 97-32, Class
              C, PO ............................         788
     299    6.50%, 2/25/09, Series 94-30, Class
              LA ...............................         294
   3,623    7.00%, 10/25/21, Series 92-124,
              Class PJ .........................       3,577
   2,316    8.75%, 10/25/21, Series G-35, Class
              M ................................       2,385
   4,500    5.00%, 11/25/21, Series G92-66,
              Class JB .........................       4,014
   1,600    7.88%, 11/25/21, Series 92-215,
              Class PM .........................       1,622
     948    6.00%, 12/25/21, Series G92-59,
              Class C ..........................         933
     943    12.46%, 12/25/21, Series G-51, Class
              SA, IF* ..........................       1,004
   2,160    7.00%, 1/25/22, Series G92-15, Class
              Z ................................       2,108
   1,500    7.30%, 1/25/22, Series 93-79, Class
              FE* ..............................       1,517
   1,825    10.25%, 1/25/22, Series 93-155,
              Class SB, IF* ....................       1,886
   2,000    6.68%, 3/25/22, Series 93-189, Class
              SH, IF* ..........................       1,828
   4,075    5.22%, 4/25/22, Series 92-143, Class
              FI* ..............................       3,998

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $     3    4,072.74%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* ................  $      345
     200    7.50%, 6/25/22, Series 92-101, Class
              J ................................         197
   1,803    7.00%, 7/25/22, Series G92-42, Class
              Z ................................       1,766
   9,000    7.50%, 7/25/22, Series G92-35, Class
              E ................................       8,898
      12    1,184.78%, 7/25/22, Series G92-35,
              Class G, IO ......................         476
   5,000    6.50%, 8/25/22, Series 96-59, Class
              J ................................       4,741
   5,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO ...........................       3,554
   3,500    5.50%, 9/25/22, Series 92-143, Class
              MA ...............................       3,090
   6,000    7.75%, 9/25/22, Series 92-163, Class
              M ................................       5,976
   2,489    5.37%, 10/25/22, Series G92-59,
              Class F* .........................       2,380
   3,895    5.77%, 10/25/22, Series G92-61,
              Class FJ* ........................       3,795
     782    7.00%, 10/25/22, Series G92-61,
              Class Z ..........................         715
   1,451    10.11%, 10/25/22, Series 92-201,
              Class SB, IF* ....................       1,434
   1,600    6.47%, 12/25/22, Series X, Class VO,
              IF* ..............................       1,437
     801    6.75%, 12/25/22, Series 93-46, Class
              O ................................         748
     759    5.75%, 1/25/23, Series 93-247, Class
              AB ...............................         748
   2,400    7.90%, 1/25/23, Series G93-1, Class
              KA ...............................       2,396
   1,610    0.00%, 2/25/23, Series G93-12, Class
              C, PO ............................       1,531
     665    3.00%, 2/25/23, Series 93-12, Class
              S, IF, IO* .......................          15
   1,817    5.10%, 2/25/23, Series 98-35, Class
              SV, IF* ..........................       1,393
   2,180    6.50%, 2/25/23, Series 93-5, Class
              Z ................................       2,038
       5    384.71%, 2/25/23, Series 93-12,
              Class SB, IF, IO* ................          20
   1,484    6.50%, 3/25/23, Series G93-14, Class
              J ................................       1,357
   1,850    7.70%, 3/25/23, Series 93-21, Class
              KA ...............................       1,830
   3,152    7.50%, 4/1/23, Series 218, Class 2,
              IO ...............................         970
   3,023    0.00%, 4/25/23, Series 98-4, Class
              C, PO ............................       2,089

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,582    2.75%, 4/25/23, Series 93-44, Class
              S, IF, IO* .......................  $      151
     157    5.50%, 4/25/23, Series 93-58, Class
              J ................................         137
  16,800    0.00%, 5/25/23, Series 93-146, Class
              D, PO ............................      14,502
   2,675    6.30%, 5/25/23, Series 93-110, Class
              S, IF* ...........................       1,791
     384    6.50%, 5/25/23, Series 93-155, Class
              LA ...............................         359
     174    6.75%, 5/25/23, Series 93-94, Class
              K ................................         164
   2,671    7.37%, 5/25/23, Series 93-94, Class
              S, IF* ...........................       1,908
  21,500    0.00%, 6/25/23, Series 93-257, Class
              C, PO ............................      12,691
  14,062    1.07%, 5/25/23, Series 94-82, Class
              SA, IF, IO* ......................         314
     110    5.67%, 6/25/23, Series 93-160, Class
              FE* ..............................         107
   2,070    2.40%, 7/25/23, Series 93-113, Class
              S, IF, IO* .......................          74
     425    1.06%, 8/25/23, Series G93-27, Class
              SE* ..............................         210
   6,813    1.50%, 8/25/23, Series 94-36, Class
              SG, IF, IO* ......................         345
   1,634    2.17%, 8/25/23, Series 93-139, Class
              SG, IF* ..........................       1,045
     825    9.56%, 8/25/23, Series 93-113, Class
              SE, IF* ..........................         698
   1,382    0.00%, 9/25/23, Series 93-248, Class
              SB, IF* ..........................       1,025
     687    2.10%, 9/25/23, Series 93-178, Class
              SE, IF* ..........................         442
   2,457    2.50%, 9/25/23, Series 93-155, Class
              SB, IF, IO* ......................         155
     987    2.67%, 9/25/23, Series G93-32, Class
              SA, IF* ..........................         607
   3,855    3.00%, 9/25/23, Series 93-193, Class
              B ................................       3,465
   1,382    9.00%, 9/25/23, Series 93-248, Class
              FB* ..............................       1,322
     239    10.00%, 9/25/23, Series 93-187,
              Class SA, IF* ....................         244
   1,493    0.00%, 10/25/23, Series 93-241,
              Class PG, PO .....................       1,335
   1,000    5.59%, 10/25/23, Series 93-189,
              Class FB* ........................         912
      95    5.67%, 10/25/23, Series 93-198,
              Class FA* ........................          91

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 8,000    7.05%, 10/25/23, Series 93-199,
              Class FA* ........................  $    8,005
   1,384    10.50%, 10/25/23, Series 93-179,
              Class SC, IF* ....................       1,405
   1,044    0.00%, 11/25/23, Series 94-8, Class
              G, PO ............................         833
   1,346    0.00%, 11/25/23, Series 93-237,
              Class B, PO ......................       1,327
   2,402    1.51%, 11/25/23, Series 93-207,
              Class SC, IF* ....................       1,674
   3,054    3.51%, 11/25/23, Series 97-20, Class
              SA, IF* ..........................       1,797
   1,250    10.00%, 11/25/23, Series 93-206,
              Class SD, IF* ....................       1,057
   5,314    0.00%, 12/25/23, Series 97-24, Class
              PQ, PO ...........................       3,369
   2,409    1.82%, 12/25/23, Series 93-245,
              Class SE, IF* ....................       1,471
   1,767    5.87%, 12/25/23, Series 93-223,
              Class FB* ........................       1,710
   3,000    6.75%, 12/25/23, Series 94-55, Class
              G ................................       2,867
   3,431    7.10%, 12/25/23, Series 93-230,
              Class FA* ........................       3,412
     765    8.15%, 12/25/23, Series 93-223,
              Class SB, IF* ....................         717
   2,825    6.95%, 12/26/23, Series 99-34, Class
              FV* ..............................       2,725
   1,175    7.00%, 1/1/24, Pool #50966 .........       1,146
   2,403    0.00%, 1/25/24, Series 94-19, Class
              S, IF* ...........................       1,890
   9,876    0.00%, 2/25/24, Series 99-16, Class
              B, PO ............................       5,101
     201    5.46%, 3/25/24, Series 94-39, Class
              S, IF* ...........................         186
   1,108    6.50%, 3/25/24, Series 95-18, Class
              B ................................       1,060
     522    6.90%, 3/25/24, Series 94-39, Class
              F* ...............................         521
     800    10.00%, 4/25/24, Series 94-63, Class
              T, IF* ...........................         647
   1,729    7.00%, 11/17/24, Series G94-13,
              Class ZB .........................       1,629
   1,598    8.80%, 1/25/25, Series G95-1, Class
              C ................................       1,712
   1,098    9.00%, 4/1/26, Pool #446278 ........       1,149
   7,875    7.50%, 8/18/26, Series 97-29, Class
              PL, IO ...........................       2,630
   7,500    7.50%, 3/18/27, Series 97-22, Class
              PI, IO ...........................       1,785

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $30,611    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ...........................  $    1,553
   1,932    7.50%, 4/18/27, Series 97-27, Class
              J ................................       1,907
   5,500    7.50%, 4/20/27, Series 97-29, Class
              J ................................       5,361
   8,000    7.50%, 5/20/27, Series 97-39, Class
              PD ...............................       7,809
   3,342    5.81%, 9/1/27, Pool #54844* ........       3,275
  21,129    7.00%, 11/18/27, Series 97-81, Class
              PI, IO ...........................       5,055
   2,071    9.50%, 7/1/28, Pool # 457268 .......       2,193
   3,623    5.82%, 3/1/29, Pool #303532* .......       3,550
                                                  ----------
                                                     342,059
                                                  ----------
Freddie Mac (19.1%):
      55    7.50%, 4/1/02, Pool #200070 ........          56
  17,803    1.15%, 9/15/04, Series 1982, Class
              SB, IF, IO* ......................         379
      10    1,008.50%, 5/15/06, Series 1072,
              Class A, HB ......................         191
       5    1,008.00%, 6/15/06, Series 1098,
              Class M, HB ......................          91
   1,512    7.50%, 2/15/07, Series 1322, Class
              G ................................       1,525
   1,912    4.50%, 3/15/07, Series 1295, Class
              JB ...............................       1,825
       7    981.86%, 6/15/07, Series 1298, Class
              L, IO ............................         157
     261    2.42%, 10/15/07, Series 1389, Class
              SA, IF* ..........................         249
     327    5.50%, 10/15/07, Series 1640, Class
              A ................................         323
     471    5.32%, 11/15/07, Series 1414, Class
              LA* ..............................         452
   1,299    8.70%, 11/15/07, Series 1414, Class
              LB, IF* ..........................       1,283
   4,469    2.50%, 2/15/08, Series 1465, Class
              SA, IF, IO* ......................         135
   1,123    0.00%, 4/15/08, Series 1854, Class
              C, PO ............................         887
     286    5.50%, 4/15/08, Series 1489, Class
              L ................................         276
     186    6.00%, 4/15/08, Series 1531, Class
              K ................................         183
     290    0.00%, 5/15/08, Series 1606, Class
              LD, IF* ..........................         251
   1,892    0.00%, 5/15/08, Series 89, Class L,
              PO ...............................       1,576
   7,108    2.00%, 5/15/08, Series 1506, Class
              SD, IF, IO* ......................         219
     530    6.32%, 5/15/08, Series 1506, Class
              F* ...............................         525
   1,287    8.50%, 5/15/08, Series 1606, Class
              LC ...............................       1,305
     110    8.92%, 5/15/08, Series 1506, Class
              S, IF* ...........................         106

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,075    9.29%, 5/15/08, Series 1587, Class
              SF, IF* ..........................  $    1,104
   1,973    5.27%, 7/15/08, Series 1544, Class
              TA* ..............................       1,949
   3,243    0.00%, 8/15/08, Series 1900, Class
              T, PO ............................       2,297
     994    0.00%, 8/15/08, Series 1575, Class
              SB, IF* ..........................         752
   1,479    5.46%, 8/15/08, Series 1565, Class
              K, IF* ...........................       1,288
   1,299    5.96%, 8/15/08, Series 1564, Class
              FB* ..............................       1,293
     473    7.67%, 8/15/08, Series 1564, Class
              SB, IF* ..........................         454
   2,983    8.00%, 8/15/08, Series 1575, Class
              FB* ..............................       3,043
     227    8.42%, 8/15/08, Series 1561, Class
              SC, IF* ..........................         228
   2,767    1.95%, 9/15/08, Series 1580, Class
              SC, IF* ..........................       2,461
     500    6.00%, 9/15/08, Series 1586, Class
              A ................................         490
   5,873    0.00%, 10/15/08, Series 1967, Class
              PC, PO ...........................       4,318
   2,566    0.00%, 10/15/08, Series 1900, Class
              I, PO ............................       2,057
   1,807    0.00%, 10/15/08, Series 1946, Class
              L, PO ............................       1,401
     892    5.42%, 10/15/08, Series 1587, Class
              FA* ..............................         868
   1,540    8.75%, 10/15/08, Series 1601, Class
              S, IF* ...........................       1,559
     869    4.04%, 11/15/08, Series 1604, Class
              SE, IF* ..........................         821
   2,750    5.92%, 11/15/08, Series 1604, Class
              SA, IF* ..........................       2,323
   4,647    6.05%, 11/15/08, Series 1612, Class
              SD, IF* ..........................       3,931
   2,951    6.49%, 11/15/08, Series 1604, Class
              SH, IF* ..........................       2,846
   3,016    0.00%, 12/15/08, Series 1948, Class
              A, PO ............................       2,179
     312    1.52%, 12/15/08, Series 1655, Class
              SA, IF* ..........................         265
     419    5.77%, 12/15/08, Series 1647, Class
              FB* ..............................         409
   1,794    6.95%, 12/15/08, Series 2017, Class
              SE, IF* ..........................       1,608
   2,161    7.00%, 12/15/08, Series 1624, Class
              FB* ..............................       2,181

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 3,651    7.00%, 12/15/08, Series 1635, Class
              O* ...............................  $    3,658
     850    7.65%, 12/15/08, Series 1655, Class
              F* ...............................         856
   1,177    7.86%, 12/15/08, Series 1647, Class
              SB, IF* ..........................       1,121
   2,500    8.51%, 12/15/08, Series 1625, Class
              SD, IF* ..........................       2,486
   1,000    8.50%, 1/15/09, Series 1659, Class
              SB, IF* ..........................       1,016
   1,608    0.00%, 2/15/09, Series 1679, Class
              N, PO ............................       1,155
   1,998    6.40%, 2/15/09, Series 1679, Class
              O ................................       1,853
   1,000    6.57%, 2/15/09, Series 1796, Class
              S, IF* ...........................         889
   2,673    7.03%, 3/15/09, Series 1698, Class
              SC, IF* ..........................       2,340
   5,572    7.05%, 3/15/09, Series 1900, Class
              FA* ..............................       5,581
   2,525    7.30%, 4/15/09, Series 1716, Class
              F* ...............................       2,537
  22,764    2.00%, 3/15/12, Series 1933, Class
              SJ, IF, IO* ......................       1,292
   5,300    6.30%, 1/15/13, Series 2025, Class
              PE ...............................       4,861
   3,534    1.65%, 10/15/13, Series 1595, Class
              S, IF, IO* .......................          74
   1,472    7.00%, 10/15/13, Series 1595, Class
              D ................................       1,402
   1,762    8.21%, 10/15/13, Series 1607, Class
              SA, IF* ..........................       1,553
     625    12.00%, 8/1/15, Pool #170269 .......         680
   8,000    6.50%, 12/15/15, Series 2054, Class
              VB ...............................       7,491
      30    7.50%, 7/1/16, Pool #274081 ........          30
  12,454    1.75%, 7/15/16, Series 1930, Class
              SJ, IF, IO* ......................         670
      35    7.50%, 4/1/17, Pool #289711 ........          34
     802    4.00%, 3/25/19, Series 10, Class
              F ................................         789
     257    12.00%, 7/1/19, Pool #555238 .......         279
   2,677    9.50%, 7/15/19, Series 11, Class
              D ................................       2,798
     803    7.50%, 1/15/20, Series 1297, Class
              H ................................         805
     619    6.50%, 2/15/20, Series 1483, Class
              E ................................         618
     964    9.50%, 4/15/20, Series 22, Class
              C ................................         997
   1,147    9.60%, 4/15/20, Series 23, Class
              F ................................       1,200
      39    84.00%, 5/15/20, Series 41, Class I,
              HB ...............................         104
     261    10.00%, 6/15/20, Series 47, Class
              F ................................         272
     805    9.00%, 1/1/06, Series 1807, Class
              G ................................         835
     575    9.50%, 1/15/21, Series 99, Class
              Z ................................         601
       1    1,066.21%, 2/15/21, Series 1045,
              Class G, IO ......................          41

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   968    9.00%, 4/15/21, Series 1065, Class
              J ................................  $    1,003
   1,254    5.10%, 5/15/21, Series 1602, Class
              SP, IF* ..........................       1,099
   2,687    6.50%, 5/15/21, Series 1602, Class
              T ................................       2,546
     979    7.45%, 5/15/21, Series 1084, Class
              F* ...............................         992
     357    11.90%, 5/15/21, Series 1079, Class
              S, IF* ...........................         381
     685    15.98%, 5/15/21, Series 1084, Class
              S, IF* ...........................         787
   1,696    5.50%, 8/15/21, Series 1116, Class
              I ................................       1,594
   1,086    8.50%, 9/15/21, Series 1144, Class
              KB ...............................       1,114
     970    7.00%, 3/15/24, Series 1706, Class
              LA ...............................         947
   4,016    7.50%, 11/15/21, Series 1378, Class
              JZ ...............................       3,950
       6    1,171.50%, 11/15/21, Series 1172,
              Class L, HB ......................         145
   1,245    7.75%, 12/15/21, Series 1347, Class
              HB ...............................       1,255
   1,935    7.00%, 12/20/21, Series 1956, Class
              A ................................       1,924
      26    394.27%, 1/15/22, Series 1196, Class
              B, IF, IO* .......................         240
   5,000    0.00%, 2/15/22, Series 1987, Class
              W, PO ............................       2,790
   4,638    8.00%, 2/15/22, Series 1212, Class
              IZ ...............................       4,659
     330    9.00%, 8/15/22, Series 134, Class B,
              IO ...............................          87
   1,550    7.00%, 5/15/22, Series 1250, Class
              J ................................       1,489
   3,005    6.50%, 8/25/22, Series 8, Class
              J ................................       2,854
   2,500    7.00%, 9/15/22, Series 1591, Class
              FH* ..............................       2,508
   1,180    5.77%, 10/15/22, Series 1646, Class
              MB* ..............................       1,139
   1,093    8.50%, 10/15/22, Series 1646, Class
              MD, IF* ..........................       1,076
   8,800    0.00%, 11/15/22, Series 2002, Class
              A, PO ............................       5,959
   1,972    7.15%, 12/15/22, Series 1483, Class
              FB* ..............................       1,982
   7,000    7.18%, 1/15/23, Series 1603, Class
              IF* ..............................       7,088
   3,051    1.51%, 1/25/23, Series G-48, Class
              BE, IF, IO* ......................         164
     632    5.67%, 2/15/23, Series 1470, Class
              F* ...............................         614
   1,500    5.37%, 4/15/23, Series 1672, Class
              FB* ..............................       1,425
   7,000    7.65%, 4/15/23, Series 1498, Class
              I* ...............................       7,156
     441    4.67%, 4/25/23, Series G-13, Class
              SA, IF* ..........................         365

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,937    1.67%, 5/15/23, Series 1592, Class
              TB, IF* ..........................  $    1,251
     291    4.72%, 5/15/23, Series 1694, Class
              SE, IF* ..........................         267
   2,323    7.00%, 5/15/23, Series 1505, Class
              Q ................................       2,203
     663    7.40%, 5/15/23, Series 1669, Class
              KE* ..............................         664
     921    8.53%, 5/15/23, Series 1614, Class
              VB, IF* ..........................         723
      13    596.35%, 5/15/23, Series 204, Class
              E, IF, IO* .......................         174
   1,392    8.03%, 6/15/23, Series 1608, Class
              SD, IF* ..........................       1,234
   2,480    8.28%, 6/15/23, Series 1633, Class
              SB, IF* ..........................       2,167
   1,500    4.86%, 7/15/23, Series 1543, Class
              JC, IF* ..........................         938
   2,500    6.50%, 7/15/23, Series 1558, Class
              D ................................       2,236
   2,019    9.16%, 7/15/23, Series 1541, Class
              M, IF* ...........................       1,572
   2,000    1.81%, 8/15/23, Series 1611, Class
              JB, IF* ..........................       1,257
   1,283    6.17%, 8/15/23, Series 1570, Class
              F* ...............................       1,259
   2,100    6.88%, 8/15/23, Series 1611, Class
              JA* ..............................       2,089
     227    1.66%, 9/15/23, Series 1583, Class
              NS, IF* ..........................         151
  15,349    6.25%, 9/15/23, Series 1589, Class
              Z ................................      13,029
   1,623    6.00%, 10/15/23, Series 1602, Class
              O ................................       1,558
   4,736    6.20%, 10/15/23, Series 1859, Class
              SB, IF, IO* ......................         868
   2,225    6.82%, 10/15/23, Series 1689, Class
              SD, IF* ..........................       1,929
   3,545    6.00%, 11/25/23, Series 1685, Class
              Z ................................       2,900
     767    8.19%, 11/15/23, Series 1619, Class
              SC, IF* ..........................         705
     281    8.50%, 11/15/23, Series 1619, Class
              SD, IF* ..........................         284
   2,550    2.84%, 12/15/23, Series 1628, Class
              S, IF* ...........................       1,604
   1,402    5.80%, 12/15/23, Series 1825, Class
              C ................................       1,331
   4,071    6.30%, 12/15/23, Series 1854, Class
              SE, IF, IO* ......................         696
   1,279    10.13%, 12/15/23, Series 1633, Class
              SE, IF* ..........................       1,336
  11,008    0.00%, 2/15/24, Series 1700, Class
              GA, PO ...........................       7,985

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,000    0.00%, 2/15/24, Series 1860, Class
              PA, PO ...........................  $    1,139
   1,536    4.61%, 2/15/24, Series 1686, Class
              SH, IF* ..........................       1,105
     241    7.57%, 2/15/24, Series 1686, Class
              SL, IF* ..........................         223
     743    1.80%, 3/15/24, Series 1689, Class
              SA, IF* ..........................         558
   2,031    5.17%, 3/15/24, Series 1709, Class
              FA* ..............................       1,914
   4,292    5.32%, 3/15/24, Series 1689, Class
              FC* ..............................       3,977
   3,388    9.32%, 3/15/24, Series 1750, Class
              S, IF* ...........................       2,983
 114,251    0.60%, 4/25/24, Series 55, Class Gl,
              IF, IO* ..........................       1,583
   3,770    1.00%, 4/25/24, Series 29, Class SD,
              IF, IO* ..........................         127
   2,412    7.00%, 4/25/24, Series G-29, Class
              FE* ..............................       2,373
   1,071    10.00%, 5/15/24, Series 1987, Class
              SI, IF* ..........................       1,026
   3,043    7.50%, 8/15/24, Series 1745, Class
              D ................................       2,985
   3,500    7.50%, 2/15/26, Series 1935, Class
              CB ...............................       3,484
   2,650    6.50%, 9/15/26, Series 2067, Class
              PD ...............................       2,493
   6,899    6.00%, 5/15/27, Series 1981, Class
              Z ................................       5,662
  17,500    6.50%, 7/15/27, Series 2137, Class
              TG ...............................      16,446
   7,000    7.50%, 9/15/27, Series 1987, Class
              PE ...............................       6,815
   5,161    7.00%, 10/15/27, Series 1995, Class
              EJ, IO ...........................         665
  24,629    7.00%, 3/15/28, Series 2038, Class
              PN, IO ...........................       5,188
   9,468    7.50%, 5/15/28, Series 2054, Class
              PV ...............................       9,597
  14,700    7.00%, 10/15/28, Series 2089, Class
              PJ, IO ...........................       5,635
   3,700    0.00%, 1/15/29, Series 2113, Class
              GA, PO ...........................       1,336
   2,952    6.50%, 6/1/29, Gold Pool #
              C00785 ...........................       2,786
   2,466    6.50%, 7/1/29, Pool #C29164 ........       2,327
                                                  ----------
                                                     299,206
                                                  ----------
Government National Mortgage Assoc. (6.9%):
     237    8.50%, 7/15/08, Pool #023594 .......         245
   2,000    7.00%, 8/16/13, Series 96-22, Class
              VB ...............................       1,922

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   140    9.00%, 12/15/16, Pool #190923 ......  $      148
     101    0.00%, 5/20/17, Series 1, Class
              A ................................          93
   4,163    2.10%, 12/16/20, Series 96-26, Class
              S, IF, IO* .......................          75
   1,315    9.00%, 11/20/21, Series 96-15, Class
              OB ...............................       1,332
   1,436    8.00%, 9/15/22, Pool #297628 .......       1,459
   2,547    2.00%, 10/16/22, Series 94-4, Class
              SA, IF, IO* ......................         106
   1,077    7.50%, 11/15/22, Pool #313110 ......       1,072
     368    7.50%, 3/15/23, Pool #345288 .......         366
   8,000    7.49%, 7/16/24, Series 94-3, Class
              PQ ...............................       7,901
   7,000    7.99%, 7/16/24, Series 94-4, Class
              KQ ...............................       7,165
   5,098    8.50%, 5/20/25, Pool #2006 .........       5,223
   5,000    7.50%, 9/17/25, Series 98-26, Class
              K ................................       4,945
     511    8.00%, 12/20/25, Pool #2141 ........         515
   4,000    7.50%, 4/18/26, Series 97-8, Class
              PD ...............................       3,827
   1,468    8.00%, 6/20/26, Pool #2334 .........       1,479
  11,000    7.50%, 8/16/26, Series 96-16, Class
              E ................................      10,865
   1,172    8.00%, 8/20/26, Pool #2270 .........       1,181
   1,360    8.00%, 9/20/26, Pool #2285 .........       1,370
   1,553    8.00%, 11/20/26, Pool #2324 ........       1,565
  12,272    7.50%, 5/16/27, Series 97-8, Class
              PN ...............................      12,167
   6,100    7.50%, 7/20/27, Series 97-11, Class
              D ................................       5,921
   2,846    8.00%, 10/20/27, Pool #2499 ........       2,866
   2,786    8.00%, 11/20/27, Pool #2512 ........       2,805
   1,715    8.00%, 12/20/27, Pool #2525 ........       1,727
   4,638    7.50%, 2/20/28, Pool #2549 .........       4,577
   1,375    8.00%, 5/15/28, Pool #460372 .......       1,391
     872    8.00%, 5/15/28, Pool # 476291 ......         882
     701    8.00%, 5/15/98, Pool #456883 .......         709
   1,531    7.50%, 7/15/28, Pool #481872 .......       1,516
   1,153    8.00%, 7/15/28, Pool #468066 .......       1,166
   2,128    8.50%, 8/15/28, Pool #468149 .......       2,152
   4,933    7.50%, 9/15/28, Pool #486537 .......       4,884
  11,101    7.50%, 9/20/28, Pool #2646 .........      10,956
   1,790    8.00%, 9/20/28, Pool #2647 .........       1,802
                                                  ----------
                                                     108,375
                                                  ----------
  Total U.S. Government Agency Mortgages             749,640
                                                  ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.3%):
Other U.S. Agencies (0.3%):
   1,167    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 ...........................       1,162
   1,911    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 ...........................       1,897

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Other U.S. Agencies, continued:
 $ 2,408    Federal Housing Administration,
              Greystone 1996-2, 7.43%,
              11/1/22 ..........................  $    2,387
                                                  ----------
  Total U.S. Government Agency Securities              5,446
                                                  ----------
U.S. TREASURY OBLIGATIONS (29.3%):
U.S. Treasury Bonds (21.2%):
   1,000    10.75%, 5/15/03 ....................       1,129
   3,500    11.13%, 8/15/03 ....................       4,016
   5,000    11.63%, 11/15/04 ...................       6,048
  16,330    10.38%, 11/15/09 ...................      18,810
   5,800    11.75%, 2/15/10 ....................       7,067
 159,270    12.75%, 11/15/10 ...................     205,906
  50,315    10.38%, 11/15/12 ...................      61,148
   1,300    12.50%, 8/15/14 ....................       1,818
   1,000    9.88%, 11/15/15 ....................       1,293
   7,395    7.50%, 11/15/16 ....................       7,913
   9,945    8.75%, 5/15/17 .....................      11,875
   2,500    7.88%, 2/15/21 .....................       2,795
                                                  ----------
                                                     329,818
                                                  ----------
U.S. Treasury Inflation Protected Bonds (2.4%):
  10,775    3.63%, 7/15/02 .....................      10,674
   7,325    3.38%, 1/15/07 .....................       6,906
   4,164    3.63%, 1/15/08 .....................       3,965
  18,770    3.63%, 4/15/28 .....................      16,781
                                                  ----------
                                                      38,326
                                                  ----------
U.S. Treasury Notes (0.4%):
   6,800    7.50%, 11/15/01 ....................       6,951
                                                  ----------
U.S. Treasury STRIPS (5.3%):
   2,450    2/15/01 ............................       2,290
  12,025    2/15/11 ............................       5,699
   9,338    5/15/11 ............................       4,348
   8,900    11/15/11 ...........................       3,998
   9,555    2/15/12 ............................       4,210
  14,200    2/15/13 ............................       5,833
  10,594    5/15/13 ............................       4,273
   3,500    8/15/13 ............................       1,386
  40,000    2/15/14 ............................      15,310
  25,410    11/15/14 ...........................       9,230
   2,000    11/15/14 ...........................       1,020
   2,000    2/15/15 ............................         714
  10,420    5/15/17 ............................       3,214
  20,620    5/15/18 ............................       5,943
  58,110    11/15/18 ...........................      16,189
                                                  ----------
                                                      83,657
                                                  ----------
  Total U.S. Treasury Obligations                    458,752
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMERCIAL PAPER (2.5%):
Banking, Finance & Insurance (2.5%):
 $ 5,000    Amsterdam Funding, 7.14%,
              1/10/00 ..........................  $    4,995
   9,667    Amsterdam Funding, 7.20%,
              1/12/00 ..........................       9,654
     719    Amsterdam Funding, 7.25%,
              1/10/00 ..........................         716
   7,000    Concord Minutemen Capital Co., LLC,
              7.28%, 1/12/00 ...................       6,990
  10,000    General Electric Capital Corp.,
              6.68%, 1/12/00 ...................       9,986
   6,800    MPF 2 Funding, 7.20%, 1/21/00 ......       6,782
                                                  ----------
  Total Commercial Paper                              39,123
                                                  ----------
INVESTMENT COMPANIES (2.2%):
  33,906    One Group Prime Money Market Fund,
              Class I ..........................      33,906
                                                  ----------
  Total Investment Companies                          33,906
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (18.9%):
Commerical Paper (0.5%):
 $ 7,237    Montauk Funding, 6.11%, 2/10/00 ....       7,166
                                                  ----------
Master Notes (2.6%):
   7,860    Bear Stearns, 4.77%, 1/3/00* .......       7,860
  14,148    Lehman Brothers, 4.88%, 1/3/00* ....      14,148
   7,860    Merrill Lynch, 4.68%, 1/3/00* ......       7,860
   4,244    NationsBanc, 4.70%, 1/3/00* ........       4,244
   2,830    PHH CFC Leasing, 5.07%, 5/7/00* ....       2,830
   3,301    Williamette Industries, Inc., 5.04%,
              1/5/00* ..........................       3,301
                                                  ----------
                                                      40,243
                                                  ----------
Put Bonds (10.9%):
  15,719    Amex Centurion, 5.07%, 5/5/00* .....      15,719
   7,860    Bear Stearns, 4.73%, 1/7/00* .......       7,860
   7,860    Branch Banking & Trust, 5.11%,
              5/25/00* .........................       7,855
   6,288    Caterpillar Finance, 5.17%,
              5/1/01* ..........................       6,288
   7,860    Chase Manhattan, 5.14%, 5/4/01* ....       7,860
   7,860    Chase Manhattan, 5.23%, 5/6/02* ....       7,860
   7,860    Fleet National Bank, 5.04%,
              4/18/00* .........................       7,860
   7,860    Ford Motor Credit, 5.11%,
              11/27/00* ........................       7,942
   7,860    GMAC, 5.20%, 4/30/01* ..............       7,860

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 7,860    GMAC, 5.19%, 5/3/01* ...............  $    7,860
  11,790    Jackson National, 4.87%,
              5/15/00* .........................      11,790
   7,860    JP Morgan and Co., 5.07%,
              5/4/00* ..........................       7,860
   7,860    JP Morgan and Co., 5.13%,
              5/4/01* ..........................       7,860
  11,004    Liberty Lighthouse, 5.12%,
              5/5/00* ..........................      11,004
   7,860    Merrill Lynch, 5.28%, 5/6/02* ......       7,860
  10,375    Morgan Stanley, 5.25%, 1/21/00* ....      10,375
   7,860    Salomon Smith Barney, 4.95%,
              4/12/01* .........................       7,860
   7,860    Sigma Finance Inc., 5.11%,
              3/31/00* .........................       7,860
  14,148    SPARCC, 6.05%, 3/24/00* ............      14,148
                                                  ----------
                                                     171,581
                                                  ----------
Repurchase Agreements (4.9%):
  15,720    Goldman Sachs, 4.59%, 1/3/00,
              (Collateralized by $17,335 various
              Corporate Bonds, 0.01% - 8.30%,
              7/21/00 - 2/15/28, market value
              $17,079) .........................      15,720
  31,440    Goldman Sachs, 4.59%, 1/3/00,
              (Collateralized by $38,255 various
              Corporate Bonds, 0.00% - 7.60%,
              11/7/00 - 9/15/29, market value
              $33,632) .........................      31,440
   5,914    Lehman Brothers, 4.65%, 1/3/00,
              (Collateralized by $6,210 various
              Commercial Paper, 0.00%, 1/10/00 -
              5/23/00, market value $6,210) ....       5,914
  23,580    Paine Webber, 4.65%, 1/3/00,
              (Collateralized by $25,639 various
              Corporate Bonds, 0.00% - 6.63%,
              3/1/00 - 12/15/29, market value
              $24,760) .........................      23,580
                                                  ----------
                                                      76,654
                                                  ----------
  Total Short-Term Securities Held as Collateral     295,644
                                                  ----------
Total (Cost $1,889,475) (a)                       $1,850,170
                                                  ==========

------------

Percentages indicated are based on net assets of $1,564,630.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $   15,507
                   Unrealized depreciation......................     (54,812)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $  (39,305)
                                                                  ==========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of December 31,1999.

   The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

   Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

   Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

   High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

   Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES (12.9%):
 $    11    Advanta Mortgage Loan Trust, Series
              95-1, Class A5, 8.32%, 12/25/19...  $       11
   5,000    Advanta Mortgage Loan Trust, 7.60%,
              6/25/27...........................       4,985
   1,000    Americredit Automobile Receivables,
              5.88%, 12/12/05, Series 99-A Class
              A4................................         978
   7,000    Arcadia Automobile Receivables
              Trust, Series 97-C Class, A4,
              6.38%, 1/15/03....................       6,989
   2,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03...................       1,972
   5,000    Arcadia Automobile Receivables
              Trust, 8.15%, 8/1/09..............       4,915
   1,300    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04....................       1,284
     708    Auto Finance Group, Inc., Series
              97-B, Class C, 7.00%, 2/15/03.....         707
   9,500    Case Equipment Loan Trust, Series
              97-B, Class A4, 6.41%, 9/15/04....       9,462
   6,000    Chase Manhatten Auto Owner Trust,
              5.85%, 5/15/03, Series 98-C, Class
              A4................................       5,906
   2,500    Chemical Master Credit Card Trust,
              Series 95-3, Class A, 6.23%,
              8/15/02...........................       2,466
     151    Chevy Chase Auto Receivables Trust,
              Series 95-2, Class A, 5.80%,
              6/15/02...........................         151
     488    Chevy Chase Auto Receivables Trust,
              Series 97-3 Class A, 6.20%,
              3/20/04...........................         486
     365    Chevy Chase Auto Receivables Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04...........................         363
   1,174    Chevy Chase Auto Receivables Trust,
              Series 98-2, Class A, 5.91%,
              4/15/00...........................       1,161
   1,481    Citicorp Mortgage Securities, Inc.,
              Series 94-9, Class A3, 5.75%,
              6/25/09...........................       1,464
      63    Collateralized Mortgage Securities
              Corp., Series 88-2, Class 2-B,
              8.80%, 4/20/19....................          64
   1,000    CPS Auto Receivables Trust, Series
              98-3, Class A4, 6.08%, 10/15/03...         993
   1,640    Discover Card Master Trust 1, Series
              98-2, Class A, 5.80%, 9/16/03.....       1,621
      96    EQCC Home Equity Loan Trust, Series
              94-3, Class A3, 7.85%, 8/15/07....          96
     600    EQCC Home Equity Loan Trust, Series
              96-2, Class A4, 7.50%, 6/15/21....         605
   1,034    EQCC Home Equity Loan Trust, Series
              97-1, Class A7, 7.12%, 5/15/28....       1,033
   5,000    EQCC Home Loan Trust, Series 1998-2,
              Class A3F, 6.23%, 3/15/13.........       4,947

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   273    First Security, Series 98A, Class A,
              5.97%, 4/15/04....................  $      271
     261    First Security Auto Grantor Trust,
              Series 97-B, Class A, 6.10%,
              4/15/03...........................         261
   1,900    Ford Credit Auto, Series 98-C, Class
              A4, 5.81%, 3/15/02................       1,894
   1,000    GE Capital Mortgage Services, Inc.,
              Series 97-HE3, Class A6, 6.72%,
              10/25/27..........................         980
   5,000    Greentree Financial Corp., Series
              980-C, Class A3, 5.92%, 2/15/09...       4,972
     627    Greentree Financial Corp., Series
              97-C, Class A1, 6.49%, 2/15/18....         620
   4,350    Greentree Financial Corp., 8.60%,
              5/15/26...........................       4,294
   5,000    Greentree Financial Corp., 7.05%,
              2/15/27...........................       4,752
   5,000    Greentree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18.....       4,372
   3,690    Greentree Home Improvement Loan
              Trust, Series 95-D, 6.95%,
              9/15/25...........................       3,687
   3,050    John Deere, Series 99-A, Class A3,
              5.94%, 10/15/02...................       3,010
   3,000    MBNA, Series 98-C, 6.35%, 11/15/05
              (b)...............................       2,871
     262    MBNA, Series 99-D, 6.50%,
              11/17/08..........................         252
   1,655    MBNA Master Credit Card Trust,
              Series 94-C, Class A, 5.81%,
              3/15/04...........................       1,661
   5,000    Merrill Lynch CBO, Series 96DM-1,
              7.87%, 12/17/06...................       4,323
   1,978    Navistar Financial Corp Owner Trust,
              Series 98-A Class A, 5.94%,
              11/15/04..........................       1,963
     833    Olympic Automobile Receivables
              Trust, 6.85%, 6/15/01.............         833
     147    Olympic Automobile Receivables
              Trust, Series 95-A, Class A,
              7.88%, 7/15/01....................         147
   1,154    Olympic Automobile Receivables
              Trust, Series 95-D, Class A5,
              6.15%, 7/15/01....................       1,155
   1,275    Olympic Automobile Receivables
              Trust, Series 1995-B Class A2,
              7.35% , 10/15/01..................       1,276
     176    Olympic Automobile Receivables
              Trust, Series 95-C, Class A2,
              6.20%, 1/15/02....................         176
   3,000    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04....................       3,011
   1,120    Onyx Acceptance Auto Trust, Series
              99-A2, 5.83%, 3/15/04.............       1,097
     800    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03...........................         788

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,091    Onyx Acceptance Grantor Trust,
              Series 97-1, Class A, 6.55%,
              9/15/03...........................  $    1,092
     146    Onyx Acceptance Grantor Trust,
              Series 97-2, Class A, 6.35%,
              10/15/03..........................         146
   3,761    Onyx Acceptance Grantor Trust,
              Series 97-4, Class A, 6.30%,
              5/15/04...........................       3,747
   2,000    Osprey Trust, 8.31%, 1/15/03 (b)....       1,987
     382    PNC Student Loan Trust, Series 97-2,
              Class A6, 6.57%, 1/25/04..........         376
  10,000    Premier Auto Trust, Series 97-2,
              Class A5, 6.32%, 3/6/02...........       9,964
   1,200    Premier Auto Trust, Series 98-2,
              Class A4, 5.82%, 12/6/02..........       1,185
   7,500    Premier Auto Trust, Series 99-3,
              Class A3, 6.27%, 4/8/03...........       7,448
   8,000    Sears Credit Account Master Trust,
              Series 98-1A, 5.80%, 8/15/05......       7,911
   2,350    Sears Credit Account Master Trust,
              Series 96-1, Class A, 6.20%,
              2/16/06...........................       2,336
   2,000    Security Pacific Acceptance Corp.,
              Series 95-1, Class A3, 7.25%,
              4/10/20...........................       1,999
     600    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08............................         601
   7,403    Student Loan Marketing Assoc.,
              Series 99-1, Class A1T, 6.18%,
              4/25/08...........................       7,373
   3,000    Team Fleet, 6.53%, 7/25/02 (b)......       2,915
     600    The Money Store Home Equity Trust,
              Series 96-C, Class A13, 7.54%,
              8/15/15...........................         603
     869    The Money Store Home Equity Trust,
              Series 96-B, Class A16, 8.01%,
              7/15/27...........................         879
   1,786    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/8/02...........       1,785
   1,000    Union Acceptance Corp., Series 98-A,
              Class A4, 6.11%, 10/8/03..........         991
   2,000    Union Acceptance Corp., Series 99-C,
              Class A4, 6.82%, 1/9/06...........       1,998
   1,000    Union Acceptance Corp., Series 98-D,
              Class A5, 5.96%, 7/10/06..........         976
     469    Western Financial Grantor Trust,
              Series 95-5, Class A1, 5.88%,
              3/1/02............................         469
   1,200    Western Financial Service Owner
              Trust, 5.95%, 5/20/03.............       1,187
   7,000    Western Financial Service Owner
              Trust, 5.75%, 8/20/03.............       6,843

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   634    WFS Financial Owner Trust, Series
              95-4, Class A1, 6.20%, 2/1/02.....  $      635
     189    WFS Financial Owner Trust, Series
              97-D, Class A3, 6.25%, 3/20/02....         190
   2,010    WFS Financial Owner Trust, Series
              98-A, Class A3, 5.90%, 5/20/02....       2,007
   3,800    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03....       3,751
   1,850    WFS Financial Owner Trust, Series
              96-C, Class A4, 6.80%, 12/20/03...       1,853
     165    WFS Financial Owner Trust, Series
              96-A, Class A4, 6.15%, 6/1/01.....         165
   5,000    World Omni, 6.48%, 12/12/08.........       4,765
                                                  ----------
  Total Asset Backed Securities                      179,502
                                                  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%):
   2,000    BA Mortgage Securities, Inc., Series
              98-2, Class 1A10, 6.60%,
              6/25/28...........................       1,979
     700    Bear Stearns Co., Series 98-1, Class
              A17, 5.00%, 3/25/28...............         502
   1,705    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09 (b).......................       1,466
   2,046    BHN, Series 97-2, Class A2, 7.54%,
              5/31/17 (b).......................       1,698
     964    Case Equipment Loan Trust, Series
              97-A, Class A3, 6.45%, 3/15/04....         965
   4,957    Citicorp Mortgage Securities, Inc.,
              Series 1999-3, Class A4, 6.50%,
              5/25/29...........................       4,624
   1,624    General Electric Mortgage Services,
              Inc., Series 96-12, Class A4,
              7.25%, 7/25/11....................       1,609
     216    Kidder Peabody Mortgage Assets
              Trust, Class 22-D, 9.95%,
              2/1/19............................         217
     527    Merrill Lynch Trust, Series 43,
              Class E, 6.50%, 8/27/15...........         522
     307    Morgan Stanley Mortgage Trust,
              Series L, Class L-5, 8.95%,
              11/1/17...........................         308
     683    Norwest Asset Securities Corp.,
              6.50%, 7/25/29....................         615
     264    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18..................         272
      76    Paine Webber Trust, Series J, Class
              3, 8.80%, 5/1/18..................          78

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   265    Paine Webber Trust, Series L, Class
              L-4, 8.95%, 7/1/18................  $      273
     878    Prudential Home Mortgage Securities,
              Series 94-15, Class A7, 6.80%,
              5/25/24...........................         873
                                                  ----------
  Total Collateralized Mortgage Obligations           16,001
                                                  ----------
CORPORATE BONDS (34.3%):
Automotive (0.9%):
   1,000    Accuride Corp., 9.25%, 2/1/08.......         915
   1,000    Airxcel Inc., 11.00%, 11/15/07......         920
   5,000    General Motors Corp., 9.13%,
              7/15/01...........................       5,154
     750    General Motors Corp., 8.80%,
              3/1/21............................         829
   2,000    Harley-Davidson Eaglemark Motorcycle
              Trust, Series 97-3, 6.60%,
              4/15/04...........................       1,962
   1,000    Hayes Lemmerz Wheels, 9.13%,
              7/15/07...........................         983
   1,000    Oshkosh Truck Corp., 8.75%,
              3/1/08............................         975
     750    Western Star Truck, 8.75%, 5/1/07...         716
                                                  ----------
                                                      12,454
                                                  ----------
Banking, Finance & Insurance (13.2%):
   4,800    ABN AMRO Bank NV Chicago, 7.25%,
              5/31/05...........................       4,747
     250    AETNA Services, Inc., 7.50%,
              1/15/07...........................         224
   5,000    American Express Credit Corp.,
              6.13%, 11/15/01...................       4,931
   5,160    American RE Corp., Series B, 7.45%,
              12/15/26..........................       4,912
     500    Associates Corp., 6.88%, 2/17/03....         498
   1,500    Associates Corp., 7.70%, 6/10/04....       1,532
     150    Associates Corp., 7.63%, 4/27/05....         153
   1,000    Associates Corp., 6.63%, 6/15/05....         973
   1,000    Associates Corp., 6.25%, 11/1/08....         923
     500    Associates Corp., Series B, 7.95%,
              2/15/10...........................         512
   6,000    Associates Corp.,, 8.15%, 8/1/09....       6,217
   1,331    BankAmerica Corp., 9.38%, 3/1/01....       1,367
   5,000    BankAmerica Corp., 9.50%, 4/1/01....       5,151
   1,350    BankAmerica Corp., 6.85%, 3/1/03....       1,338
   4,000    BankBoston, 6.35%, 2/25/13..........       3,756
     250    Bankers Trust New York, 7.25%,
              10/15/11..........................         235
   5,000    Bear Stearns Corp., Inc., 8.25%,
              2/1/02............................       5,098
   5,000    Citigroup, Inc., 6.25%, 12/1/05.....       4,766
   5,000    Citigroup, Inc., 6.50% 6/14/02......       4,931
   1,500    Commercial Credit, 7.75%, 3/1/05....       1,525
   6,500    Corestates Capital, 8.00%, 12/15/26
              (b)...............................       6,262
     500    Donaldson Lufkin & Jenrette, 6.50%,
              4/1/08............................         458

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   400    Donaldson Lufkin & Jenrette, 5.63%,
              2/15/16...........................  $      395
   1,000    Donaldson Lufkin, Senior Note,
              6.50%, 6/1/08.....................         915
   2,000    Fleet-Norstar Group, 8.13%,
              7/1/04............................       2,051
   3,500    Ford Capital BV, 10.13%, 11/15/00...       3,600
     694    Ford Motor Credit Co., 9.50%,
              4/15/00...........................         700
   1,500    Ford Motor Credit Co., 6.38%,
              4/15/00...........................       1,501
   1,175    Ford Motor Credit Co., 6.90%,
              6/5/00............................       1,179
   1,500    Ford Motor Credit Co., 6.38%,
              10/6/00...........................       1,498
   1,050    Ford Motor Credit Co., 5.99%,
              2/27/01...........................       1,041
     724    Ford Motor Credit Co., 7.75%,
              3/15/05...........................         737
     250    Ford Motor Credit Co., 6.25%,
              12/8/05...........................         237
   6,865    General Electric Capital Corp,
              5.65%, 3/31/03....................       6,617
     500    General Electric Capital Corp.,
              5.70%, 10/7/03....................         479
   3,500    General Electric Capital Corp.,
              8.85%, 4/1/05.....................       3,726
   8,000    General Motors Acceptance Corp.,
              7.00%, 3/1/00.....................       7,990
     300    General Motors Acceptance Corp.,
              9.38%, 4/1/00.....................         302
     900    General Motors Acceptance Corp.,
              9.63%, 12/15/01...................         942
   2,000    General Motors Acceptance Corp.,
              7.13%, 5/1/03.....................       1,995
   3,710    Goldman Sachs, 5.90%, 1/15/03 (b)...       3,578
   5,000    Household Finance Corp., 7.25%,
              7/15/03...........................       4,985
   1,000    Household Finance Corp., 7.25%,
              5/15/06...........................         986
   1,000    Household Finance Corp., 6.50%,
              11/15/08..........................         926
   7,200    Household Finance Corp., 5.88%,
              2/1/09............................       6,389
   5,000    Key Bank, 7.55%, 9/15/06............       4,948
  10,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02.....................      10,300
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05...................       5,826
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15.....................         301
   5,000    Manufacturer's Life, 8.38%, 2/1/27
              (b)...............................       4,473
   6,000    Massachusetts Mutual Life Insurance,
              7.50%, 3/1/24 (b).................       5,691
     500    Mellon Financial Corp., 6.38%,
              2/15/10...........................         457
   6,000    Morgan Stanley Dean Witter and Co.,
              6.13%, 10/1/03....................       5,795

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   500    NationsBank Corp, 7.80% , 9/15/16...  $      501
   1,500    Norwest Corp., 7.75%, 3/1/02........       1,524
     600    Pitney Bowes Credit Corp., 9.25%,
              6/15/08...........................         664
   5,000    Principal Mutual, 7.88%, 3/1/24
              (b)...............................       4,421
   5,000    Republic New York Corp., 7.25%,
              7/15/02...........................       4,973
     500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17...................         431
   5,000    Security Pacific Corp., 11.00%,
              3/1/01............................       5,224
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49 (b).......................       4,682
     419    SunAmerica, Inc., 8.13%, 4/28/23....         433
     400    Torchmark Corp., 7.88% 5/15/23......         369
  10,000    Transamerica Financial, 6.37%,
              5/14/04...........................       9,579
                                                  ----------
                                                     183,870
                                                  ----------
Beverages & Tobacco (0.1%):
     500    Coca-Cola Enterprises, 7.13%,
              8/1/17............................         471
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26..........................         364
                                                  ----------
                                                         835
                                                  ----------
Broadcasting/Cable (0.7%):
   1,500    Cablevision, 7.25%, 7/15/08.........       1,429
   1,000    Classic Cable, 9.38%, 8/1/09........         988
   4,000    Comcast Cable, 8.38%, 5/1/07........       4,140
   1,000    Mediacom, 8.50%, 4/15/08............         935
   1,000    Salem Communications, 9.50%,
              10/1/07...........................       1,006
   1,000    Spanish Broadcasting, 9.63%,
              11/1/09...........................       1,010
                                                  ----------
                                                       9,508
                                                  ----------
Electrical & Electronic (0.0%):
     650    IBM, 7.00%, 10/30/25................         610
                                                  ----------
Entertainment (0.1%):
   1,000    Hollywood Park, 9.50%, 8/1/07.......       1,006
   1,000    SFX Entertainment, 9.13%, 12/1/08...         955
                                                  ----------
                                                       1,961
                                                  ----------
Environmental Services (0.1%):
   1,000    Jackson Products, 9.50%, 4/15/05....         925
   1,000    Safety-Kleen Services, 9.25%,
              6/1/08............................         993
                                                  ----------
                                                       1,918
                                                  ----------
Equipment Trust Certificate (1.4%):
   4,681    Federal Express, 7.85%, 6/1/08......       4,531
  10,523    Northwest Air, Series 2, Class A,
              9.25%, 6/21/14....................      10,682

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Equipment Trust Certificate, continued:
 $ 4,385    Northwest Air Trust, Series B,
              10.23%, 6/21/14...................  $    4,574
                                                  ----------
                                                      19,787
                                                  ----------
Food Products & Services (0.3%):
   1,000    Aurora Foods, Inc., Series D, 9.88%,
              2/15/07...........................       1,019
   1,000    Dominos, Inc., 10.38%, 1/15/09......         968
   1,000    Fresh Foods, 10.75%, 6/1/06.........         955
   1,000    International Home Foods, 10.38%,
              11/1/06...........................       1,042
                                                  ----------
                                                       3,984
                                                  ----------
Forest Products (0.2%):
   1,000    Ainsworth Lumber, 12.50%, 7/15/07...       1,100
   1,000    Millar Western, 9.88%, 5/15/08......       1,000
                                                  ----------
                                                       2,100
                                                  ----------
Health Care (0.6%):
   1,000    Bally Total Fitness, 9.88%,
              10/15/07..........................         975
   3,500    Cardinal Health, 6.25%, 7/15/08.....       3,187
   1,000    Drypers Corp., 10.25%, 6/15/07......         805
   1,000    Fisher Scientific International,
              Inc., 9.00%, 2/1/08...............         964
   1,000    Healthsouth Corp., 3.25%, 4/1/03....         776
   1,500    Tenet Healthcare Corp, 8.00%,
              1/15/05...........................       1,444
                                                  ----------
                                                       8,151
                                                  ----------
Hotels & Lodging (0.5%):
   5,000    Hilton Hotels Corp., 7.95% ,
              4/15/07...........................       4,714
   1,000    HMH Properties, Inc., Series C,
              8.45%, 12/1/08....................         930
   1,000    Prime Hospitality, 9.75%, 4/1/07....         995
                                                  ----------
                                                       6,639
                                                  ----------
Industrial Goods & Services (6.5%):
   1,000    Ackerly Group, 9.00%, 1/15/09.......         980
   1,500    Advanced Micro Device, Inc., 11.00%,
              8/1/03............................       1,504
   1,000    Anchor Lamina, 9.88%, 2/1/08........         806
   5,000    Avon Products, Inc., 6.25%, 5/1/03
              (b)...............................       4,829
   3,000    Beckman Instruments, 7.05%,
              6/1/26............................       2,800
   3,000    Boise Cascade Co., 9.45%, 11/1/09...       3,122
     400    Brunswick Corp., 7.38%, 9/1/23......         359
   9,750    Case Corp., Series B, 6.25%,
              12/1/03...........................       9,364
   1,500    D.R. Horton, Inc., 6.50%, 4/1/08....       1,461
     250    Eastman Chemical, 7.60%, 2/1/27.....         232
   2,500    Fred Meyer, Inc., 7.38%, 3/1/05.....       2,470
   4,000    Golden State Petroleum, 8.04%,
              2/1/19............................       3,814

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 1,000    Home Products International, 9.63%,
              5/15/08...........................  $      918
     300    Ingersoll Rand Corp., 7.20%,
              6/1/25............................         275
   1,000    Iron Mountain, Inc., 10.13%,
              10/1/06...........................       1,023
   1,000    ISP Holdings Inc, Series B, 9.75%,
              2/15/02...........................       1,006
     300    Loews Corp., 7.63%, 6/1/23..........         274
     400    Loral Corp., 7.00% 9/15/23..........         335
   1,000    NCI Building Systems, 9.25%,
              5/1/09............................         955
   5,000    Newell Co., 6.35%, 7/15/08..........       4,642
   4,282    Newmont Gold Co., 8.91%, 1/5/09.....       4,453
   2,500    Northrop-Grumman Co., 7.00%,
              3/1/06............................       2,367
   7,000    NRG Energy Corp., 7.63%, 2/1/06
              (b)...............................       6,724
   4,300    Oslo Seismic Service, 8.28%,
              6/1/11............................       4,283
   2,500    Owens-Illinois, Inc., 7.15%,
              5/15/05...........................       2,323
   1,000    Philipp Brothers, 9.88%, 6/1/08.....         895
     250    Phillip Morris Co., Inc., 7.20%,
              2/1/07............................         235
   1,000    Pope & Talbot, 8.38%, 6/1/13........         885
   5,000    Tele-Communications, Inc., 7.38%,
              2/15/00...........................       5,007
   1,500    Terra Industries, 10.50%,
              6/15/05,..........................       1,058
   5,000    Waste Management, 6.88%, 5/15/09
              (b)...............................       4,234
     500    Weyerhauser Co., 7.50%, 3/1/13......         496
   2,500    Williams Cos, Inc., 6.13%,
              2/15/02...........................       2,445
   1,000    Windmere-Durable, 10.00%, 7/31/08...         990
   5,000    Xerox Corp, 5.55%, 7/22/37..........       5,073
   6,000    Xerox Corp., 6.25%, 11/15/26........       5,725
   2,200    Yanacocha, 8.40% , 6/15/04 (b)......       2,024
                                                  ----------
                                                      90,385
                                                  ----------
Leasing (0.9%):
   5,000    Enterprise Rent-A-Car, 6.38%,
              5/15/03 (b).......................       4,796
   5,000    Hertz Corp., 6.50% , 5/15/06........       4,739
   2,500    Hertz Corp., Senior Note, 6.63%,
              5/15/08...........................       2,354
   1,000    Williams Scotsman, 9.88%, 6/1/07....         965
                                                  ----------
                                                      12,854
                                                  ----------
Machinery & Equipment (0.3%):
   1,000    Better Minerals, 13.00%, 9/15/09
              (b)...............................       1,010
     750    Columbus Mckinnon Corp, 8.50%,
              4/1/08............................         669
   1,000    Marsulex, Inc., 9.63%, 7/1/08.......         963

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Machinery & Equipment, continued:
 $ 1,000    National Equipment Services, 10.00%,
              11/30/04..........................  $    1,005
   1,000    Wesco Distribution, Inc., Series B,
              9.13%, 6/1/08.....................         945
                                                  ----------
                                                       4,592
                                                  ----------
Medical Equipment & Supplies (0.1%):
   1,000    Hanger Orthopedic, 11.25%,
              6/15/09 (b).......................       1,045
                                                  ----------
Oil & Gas (0.1%):
   1,500    Pride Petroleum Services, Inc.,
              9.38%, 5/1/07.....................       1,500
                                                  ----------
Printing & Publishing (0.1%):
   1,000    Garden State, 8.63%, 7/1/11.........         920
   1,000    Phoenix Color, 10.38%, 2/1/09.......         965
                                                  ----------
                                                       1,885
                                                  ----------
Publishing (0.1%):
   1,000    Hollinger International Publishing,
              9.25%, 2/1/06.....................         995
                                                  ----------
Real Estate (1.2%):
   2,000    American Health Properties, 7.5%,
              1/15/07...........................       1,807
   2,000    Avalon Properties, 7.38%, 9/15/02...       1,979
   5,000    Security Capital Pacific Trust,
              6.95%, 10/15/02 (b)...............       4,828
   5,000    Spieker Properties, Inc., 6.65%,
              12/15/00..........................       4,966
   3,000    Wellsford Residential Property,
              7.25%, 8/15/00....................       3,005
                                                  ----------
                                                      16,585
                                                  ----------
Retailers (0.1%):
   1,000    Central Tractor Farm & Country,
              10.63%, 4/1/07....................         925
                                                  ----------
Telecommunications (1.8%):
     250    AT&T Corp., 8.63%, 12/31/01.........         256
   4,000    Bell Telephone Co., 8.35%,
              12/15/30..........................       4,247
   1,000    Bellsouth Telecommunications, 6.00%,
              6/15/02...........................         980
   1,000    Exodus Communications, 10.75%,
              12/15/09 (b)......................       1,023
   1,000    Global Crossing, 9.13%, 11/15/06
              (b)...............................         994
     400    GTE Corp., 7.90%, 2/1/27............         385
     400    MCI Communications Corp., 8.25%,
              1/20/23...........................         393
   1,000    McLeodUSA, Inc., 9.25%, 7/15/07.....       1,004
   5,000    New York Telephone, 5.63%,
              11/1/03...........................       4,738

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $   500    New York Telephone, 6.13%,
              1/15/10...........................  $      451
   1,000    Nextel Communications, 9.38%,
              11/15/09 (b)......................         985
   1,000    Nextlink Communications, 10.50%,
              12/1/09 (b).......................       1,020
   5,000    Pacific Bell, 6.88%, 8/15/06........       4,891
   1,000    Psinet, Inc., 10.50%, 12/1/06 (b)...       1,013
   1,000    RCN Corp., 10.13%, 1/15/10..........       1,000
   1,000    Rogers Cantel, Inc., 8.80%,
              10/1/07...........................       1,010
     270    United Telephones of Florida, 8.38%,
              1/15/25...........................         277
                                                  ----------
                                                      24,667
                                                  ----------
Transportation & Shipping (0.4%):
   5,000    Union Pacific Co., 9.63%,
              12/15/02..........................       5,326
                                                  ----------
Utilities (1.3%):
   5,000    Baltimore Gas & Electric Co., 6.50%,
              2/15/03...........................       4,912
     300    Commonwealth Edison, 8.38%,
              9/15/22...........................         293
     500    Florida Power Corp., 8.00%,
              12/1/22...........................         491
     200    Minnesota Power and Light Co.,
              7.50%, 8/1/07.....................         195
   2,290    National Rural Utilities Cooperative
              Financial Corp., 6.75%, 9/1/01....       2,287
   5,000    Ohio Edison, 8.25%, 4/1/02..........       5,102
     250    Pacificorp, Series F, 7.24%,
              8/16/23...........................         228
   4,600    Penn Electric, 6.63%, 4/1/19........       4,012
     717    Salton Sea Funding Corp., 6.69%,
              5/30/00...........................         715
     250    Texas Utilities, 7.88%, 3/1/23......         236
                                                  ----------
                                                      18,471
                                                  ----------
Yankee & Eurodollar (3.3%):
   1,120    African Development Bank, 9.30%,
              7/1/00............................       1,137
   3,650    Bombardier Capital, 6.00%,
              1/15/02...........................       3,559
     280    Canadian Pacific, Ltd., 9.45%,
              8/1/21............................         317
   1,000    Globenet Communications Group, Ltd.,
              13.00%, 7/15/07 (b)...............       1,024
     961    Government Trust Certificate,
              Israel, 9.40%, 5/15/02............         985
   9,500    Grand Metro Investment Corp., 7.45%,
              4/15/35...........................       9,473
   1,000    Kingdom of Belgium Put Euro, 9.20%,
              6/28/10...........................       1,146
   4,250    Ras Laffan Gas, 7.63%, 9/15/06
              (b)...............................       4,098
   5,000    Royal Caribbean Cruises, 6.75%,
              3/15/08...........................       4,609

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar, continued:
 $ 5,000    Scotland International Finance,
              8.80%, 1/27/04 (b)................  $    5,228
   7,000    Scotland International Finance,
              7.00%, 11/29/49 (b)...............       6,454
   8,055    Societe Generale Estate LLC, 7.64%,
              9/30/07 (b).......................       7,395
                                                  ----------
                                                      45,425
                                                  ----------
  Total Corporate Bonds                              476,473
                                                  ----------
U.S. GOVERNMENT AGENCY (4.1%):
Fannie Mae (0.9%):
  10,000    5.63%, 3/15/01......................       9,907
   2,000    8.20%, 3/10/16......................       2,179
                                                  ----------
                                                      12,086
                                                  ----------
Federal Home Loan Bank (0.3%):
   2,600    5.59%, 1/13/03......................       2,524
   1,500    5.09%, 10/7/08......................       1,308
                                                  ----------
                                                       3,832
                                                  ----------
Freddie Mac (1.1%)
  18,000    0.00%, 8/15/02......................      15,195
                                                  ----------
Resolution Funding Corporation (1.7%)
  10,000    4/15/19.............................       2,619
   5,000    10/15/19............................       1,267
  85,000    10/15/19............................      21,341
                                                  ----------
                                                      25,227
                                                  ----------
Student Loan Mortgage Assoc. (0.1%)
     700    7.20%, 6/17/02......................         709
                                                  ----------
  Total U.S. Government Agency                        57,049
                                                  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (22.7%):
Fannie Mae (5.7%):
      35    8.00%, 11/1/02, Pool #076220........          35
   2,580    7.00%, 4/1/03.......................       2,583
     370    6.90%, 12/25/03, Series 93-70, Class
              D.................................         369
     330    6.00%, 12/25/06, Series 93-212,
              Class PB..........................         325
     305    6.00%, 5/25/07, Series 93-209, Class
              G.................................         300
     725    7.50%, 9/25/07, Series 92-135, Class
              LC................................         725
     490    6.50%, 5/25/08, Series 93-55, Class
              K.................................         474
   2,000    6.50%, 9/25/08, Series 99-19, Class
              LA................................       1,985
   3,000    6.50%, 9/25/08, Series 1993-175,
              Class PG..........................       2,869
     746    5.64%, 9/25/08, Series 93-175, Class
              FE................................         716
     615    6.00%, 12/25/08, Series 93-231,
              Class M...........................         588
   1,000    7.15%, 10/17/09, Series 97-M1, Class
              B.................................         994
     300    6.50%, 3/25/13, Series 93-140, Class
              H.................................         292

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 8,085    6.50%, 5/1/13, Pool #251700.........  $    7,857
  13,999    6.00%, 1/1/14, Pool #440777.........      13,308
   5,600    6.50%, 6/25/14, Series 98-59, Class
              VB................................       5,190
     524    12.50%, 1/1/16, Pool #303306........         585
      92    5.70%, 6/25/17, Series X-225C, Class
              PD................................          92
   2,000    6.50%, 12/18/17, Series 98-17, Class
              TB................................       1,986
     284    9.30%, 5/25/18, Series 88-13, Class
              13-C..............................         294
     482    5.50%, 2/25/19, Series 94-15, Class
              E.................................         478
     239    11.50%, 12/25/19, Series 89-98,
              Class 98-H........................         263
     349    8.80%, 1/25/20, Series 90-1, Class
              D.................................         359
     280    6.00%, 2/25/20, Series 94-36, Class
              G.................................         274
     399    9.50%, 5/15/20, Series 38, Class
              38-D..............................         416
     277    8.75%, 9/25/20, Series 90-110, Class
              H.................................         286
     203    8.95%, 10/25/20, Series 90-117,
              Class E...........................         210
     311    6.00%, 10/25/20, Series 94-40, Class
              H.................................         304
     372    8.50%, 9/25/21, Series G-29, Class
              O.................................         382
   1,105    8.00%, 10/25/21, Series 91-141,
              Class PZ..........................       1,111
   2,591    7.00%, 1/25/22, Series G92-15, Class
              Z.................................       2,530
   2,652    6.00%, 5/25/22, Series 1993-204,
              Class A...........................       2,560
   1,132    9.00%, 6/25/22, Series 92-79, Class
              Z.................................       1,209
   1,500    7.50%, 6/25/22, Series 92-101, Class
              J.................................       1,478
     492    7.00%, 6/25/22, Series G92-30, Class
              Z.................................         481
   1,520    9.61%, 2/25/23, Series 1998-35,
              Class SV*.........................       1,165
     174    7.50%, 3/25/23, Series 93-23, Class
              PZ................................         168
   1,638    6.50%, 4/25/23, Series 93-160, Class
              AJ................................       1,574
     499    7.00%, 5/25/23, Series 93-56, Class
              PZ................................         452
   3,000    0.00%, 5/25/23, Series 93-146, Class
              D, PO.............................       2,590
   2,000    0.00%, 6/25/23, Series 93-257, Class
              C.................................       1,181
     655    6.50%, 7/25/23, Series 96-59, Class
              K.................................         598
   3,500    7.00%, 7/18/24, Series 97-12, Class
              G.................................       3,484
   4,400    7.50%, 9/1/25, Pool #324179.........       4,360
     333    0.00%, 6/25/26, Series 99-27, Class
              PG, PO............................         165
     268    7.50%, 10/1/26, Pool #365997........         265
     242    7.50%, 2/1/27, Pool #250854.........         240
     966    7.50%, 4/18/27, Series 97-27, Class
              J.................................         954
     329    7.00%, 3/1/28, Pool #251569.........         319
   8,296    6.50%, 4/1/28, Pool #420165.........       7,839
                                                  ----------
                                                      79,262
                                                  ----------
Freddie Mac (13.84%):
      59    7.25%, 1/1/05, Pool #184093.........          59
     100    6.75%, 12/15/05, Series 1507, Class
              LC................................          98
     615    6.00%, 5/15/07, Series 1490, Class
              PJ................................         610
   2,000    6.25%, 9/15/07, Series 1701, Class
              PG................................       1,976

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   111    8.75%, 4/1/08, Pool #160043.........  $      116
   1,537    0.00%, 5/15/08, Series 89 Class L...       1,280
     115    8.00%, 8/1/08, Pool #180531.........         116
      85    8.25%, 9/1/08, Pool #186743.........          87
   1,500    6.00%, 1/15/09, Series 1667, Class
              B.................................       1,424
   2,486    7.00%, 6/1/09, Pool #E00313.........       2,474
     141    8.00%, 8/1/09, Pool #256159.........         143
   3,831    7.50%, 5/1/11, Pool #E00438.........       3,868
   4,375    7.00%, 5/1/11, Pool #E00434.........       4,342
   3,816    7.00%, 6/1/11, Pool #E64220.........       3,787
   1,140    6.38%, 8/15/11, Series 1995, Class
              EM................................       1,140
   1,000    7.00%, 2/15/13, Series 1942, Class
              VD................................         961
     115    6.50%, 8/15/13, Series 1556, Class
              H.................................         109
  32,385    6.50%, 7/1/14 Pool #E00721..........      31,455
     129    12.00%, 8/1/15, Pool #170269........         140
  15,450    6.50%, 12/15/15, Series 2054 Class
              VB................................      14,468
      47    7.50%, 11/1/16, Pool #280421........          46
      17    7.50%, 2/1/17, Pool #285128.........          17
   2,000    6.00%, 2/15/17, Series 2108, Class
              VB................................       1,805
      17    7.50%, 3/1/17, Pool #290818.........          17
      10    7.50%, 6/1/17, Pool #294569.........          10
     345    5.50%, 1/15/19, Series 1590, Class
              FA................................         337
   1,800    5.50%, 11/25/23, Series 24, Class
              G.................................       1,756
     141    12.00%, 7/1/19, Pool #555238........         153
     892    9.50%, 7/15/19, Series 11, Class
              D.................................         933
   1,237    6.50%, 11/15/19, Series 1498, Class
              F.................................       1,230
   1,150    6.00%, 12/15/19, Series 1666, Class
              E.................................       1,127
     735    6.00%, 6/15/20, Series 1614, Class
              H.................................         726
     467    9.20%, 10/15/20, Series 84, Class
              F.................................         485
     257    8.13%, 11/15/20, Series 81, Class
              A.................................         259
     391    9.10%, 1/15/21, Series 109, Class
              I.................................         403
   5,000    7.00%, 1/17/21......................       4,879
     289    6.50%, 12/15/21, Series 1552, Class
              GB................................         279
   2,000    7.50%, 3/15/22, Series 1459, Class
              L.................................       1,981
     250    6.25%, 3/15/22, Series 1671, Class
              F.................................         246
   3,782    8.00%, 6/15/22, Series 1316, Class
              Z.................................       3,856
   1,000    7.50%, 8/15/22, Series 1721, Class
              G.................................       1,006
     108    8.50%, 9/15/22, Series 198, Class
              Z.................................         110
     255    7.00%, 10/15/22, Series 1547, Class
              PK................................         249
   1,700    6.75%, 11/15/22, Series 1552, Class
              H.................................       1,632
     733    6.50%, 11/15/22, Series 1552, Class
              HB 3..............................         691
   2,500    6.50%, 3/15/23, Series 2137, Class
              Tl................................       2,407
     802    6.00%, 5/15/23, Series 1630, Class
              PJ................................         734
  13,318    6.00%, 6/15/23, Series 1637, Class
              G.................................      12,712
     500    6.50%, 9/15/23, Series 1633, Class
              B.................................         482
   4,332    6.25%, 11/25/23, Series 24, Class
              J.................................       4,004
   7,578    6.50%, 1/1/24, Gold Pool #C80091....       7,231

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   570    7.50%, 6/1/24, Pool #C80161.........  $      566
   9,079    7.00%, 9/1/24, Pool #G00271.........       8,829
   2,928    7.50%, 10/1/24, Pool #C80245........       2,907
   5,544    7.00%, 11/1/24, Pool #G00278........       5,391
   3,000    6.50%, 9/15/26, Series 2067, Class
              PD................................       2,823
   3,600    6.25%, 10/15/26, Series 2082, Class
              PG................................       3,286
   2,400    6.25%, 12/15/26, Series 2075, Class
              QG................................       2,215
     219    7.50%, 2/1/27, Pool #00496..........         217
     164    7.50%, 2/1/27, Pool #78499..........         163
  10,000    6.50%, 7/15/27, Series 2137, Class
              TG................................       9,397
   6,644    8.00%, 8/1/27, Gold Pool #G00747....       6,703
   2,666    7.00%, 8/1/27, Gold Pool #D81734....       2,586
   7,000    6.50%, 1/15/28, Series 2137, Class
              TM................................       6,506
     290    7.00%, 2/1/28, Pool #086005.........         281
   2,000    7.00%, 10/15/28, Series 2089, Class
              PJ................................         767
  10,000    6.00%, 11/15/28, Series 2091, Class
              PG................................       8,672
   4,919    6.50%, 6/1/29, Gold Pool # C00785...       4,643
   4,949    7.00%, 8/1/29.......................       4,793
                                                  ----------
                                                     191,201
                                                  ----------
Government National Mortgage Assoc. (2.9%):
      79    8.00%, 5/15/04, Pool #002597........          80
     236    7.50%, 6/15/07, Pool #017109........         237
      76    8.00%, 10/15/07, Pool #19860........          78
      17    8.00%, 10/15/07, Pool #20471........          17
      96    8.00%, 11/15/07, Pool #21064........          98
      31    8.00%, 1/15/08, Pool #21259.........          31
      76    8.00%, 5/15/08, Pool #23139.........          78
      60    9.00%, 4/15/16, Pool #159851........          63
      60    9.00%, 9/15/16, Pool #164740........          63
      26    9.00%, 11/15/16, Pool #193234.......          27
      34    9.00%, 12/15/16, Pool #151253.......          36
      51    9.00%, 12/15/16, Pool #183237.......          54
      92    9.00%, 12/15/16, Pool #190783.......          97
     386    9.00%, 12/15/16, Pool #190923.......         407
     145    9.00%, 1/15/17, Pool #180482........         153
       5    9.00%, 5/15/17, Pool #2003439.......           5
   1,782    7.50%, 10/15/22, Pool #297656.......       1,774
     216    7.00%, 1/15/23, Pool #339885........         211
     360    7.00%, 2/15/24, Pool #376855........         351
     647    7.00%, 4/15/24, Pool #359713........         630
     109    7.00%, 4/15/24, Pool #380930........         106
      54    7.00%, 4/15/24, Pool #389850........          53
   1,419    9.00%, 11/15/24, Pool #780029.......       1,491
   3,789    7.50%, 7/15/26, Pool #430999........       3,756
     324    8.00%, 8/20/26, Pool #2270..........         327
     291    7.75%, 2/15/27, Pool #438633........         292

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   245    7.50%, 2/15/27, Pool #442422........  $      242
     203    8.00%, 3/20/27, Pool #2397..........         204
   1,500    7.50%, 5/16/27, Series 97-8, Class
              PN................................       1,487
   2,061    8.00%, 6/20/27, Pool #2445..........       2,075
   4,912    7.50%, 7/20/27, Pool #2457..........       4,849
     348    7.00%, 11/15/27, Pool #460982.......         337
   9,202    6.50%, 2/15/28, Pool #460759........       8,651
     321    8.00%, 4/20/28, Pool #002581........         323
     309    8.00%, 6/20/28, Pool #002606........         311
     986    8.00%, 7/20/28, Pool #2619..........         992
   1,870    8.00%, 8/20/28, Pool #2633..........       1,882
   9,673    6.00%, 11/15/28, Pool #486678.......       8,817
                                                  ----------
                                                      40,685
                                                  ----------
U.S. Government Agency (0.3%):
   1,945    Federal Housing Administration,
              7.43%, 8/1/20.....................       1,937
   2,727    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22...........................       2,702
                                                  ----------
                                                       4,639
                                                  ----------
  Total U.S. Government Agency Mortgages             315,787
                                                  ----------
U.S. TREASURY OBLIGATIONS (23.3%):
U.S. Treasury Bonds (22.2%):
   2,250    13.38%, 8/15/01.....................       2,495
  10,000    6.25%, 6/30/02......................       9,997
  39,500    6.25%, 2/15/03......................      39,389
   9,600    11.88%, 11/15/03....................      11,337
   5,500    7.88%, 11/15/04.....................       5,820
  33,500    10.75%, 8/15/05.....................      40,000
  41,815    12.75%, 11/15/10....................      54,059
   8,385    10.38%, 11/15/12....................      10,190
     750    7.25%, 5/15/16......................         784
   5,500    7.50%, 11/15/16.....................       5,885
     735    8.75%, 5/15/17......................         878
  19,925    8.88%, 8/15/17......................      24,084
  15,125    9.13%, 5/15/18......................      18,746
  14,000    9.00%, 11/15/18.....................      17,207
   5,000    8.13%, 8/15/19......................       5,698
   1,150    8.50%, 2/15/20......................       1,360
  13,085    8.13%, 5/15/21......................      15,007
  13,450    8.13%, 8/15/21......................      15,438
   7,125    8.00%, 11/15/21.....................       8,085
  17,600    7.13%, 2/15/23......................      18,332
   4,525    5.25%, 2/15/29......................       3,744
                                                  ----------
                                                     308,535
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds (0.3%):
 $ 1,050    3.63%, 7/15/02......................  $    1,040
   2,760    3.38%, 1/15/07......................       2,602
   1,040    3.63%, 4/15/28......................         930
                                                  ----------
                                                       4,572
                                                  ----------
U.S. Treasury Notes (0.8%):
   4,000    5.50%, 8/31/01......................       3,954
   6,530    7.00%, 7/15/06......................       6,691
                                                  ----------
                                                      10,645
                                                  ----------
U.S. Treasury STRIPS (0.0%):
     308    5/15/13.............................         124
     230    5/15/17.............................          71
     810    11/15/18............................         226
                                                  ----------
                                                         421
                                                  ----------
  Total U.S. Treasury Obligations                    324,173
                                                  ----------
INVESTMENT COMPANIES (0.3%):
   4,872    One Group Prime Money Market Fund,
              Class I...........................       4,872
                                                  ----------
  Total Investment Companies                           4,872
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (21.3%):
Commercial Paper (1.0%):
 $13,923    Montauk, 6.11%, 2/10/00.............      13,785
                                                  ----------
Master Notes (2.8%):
   7,697    Bear Stearns, 4.77%, 1/3/00*........       7,697
  13,854    Lehman Brothers, 4.88%, 1/3/00*.....      13,854
   7,697    Merrill Lynch, 4.68%, 1/3/00*.......       7,697
   4,156    NationsBanc, 4.70%, 1/3/00*.........       4,156
   2,771    PHH CFC Leasing, 5.07%, 5/7/00*.....       2,771
   3,233    Willamette Industries, Inc., 5.04%,
              1/5/00*...........................       3,233
                                                  ----------
                                                      39,408
                                                  ----------
Put Bonds (12.1%):
  15,393    Amex Centurion, 5.07%, 5/5/00*......      15,393
   7,697    Bear Stearns, 4.73%, 1/7/00*........       7,697
   7,697    Branch Banking & Trust, 5.11%,
              5/25/00*..........................       7,692
   6,158    Caterpillar Finance, 5.17%,
              5/1/01*...........................       6,158
   7,697    Chase Manhattan, 5.14%, 5/4/01*.....       7,697

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 7,697    Chase Manhattan, 5.23%, 5/6/02*.....  $    7,697
   7,697    Fleet National Bank, 5.04%,
              4/18/00*..........................       7,697
   7,697    Ford Motor Credit, 5.11%,
              11/27/00*.........................       7,777
   7,697    GMAC, 5.20%, 4/30/01*...............       7,697
   7,697    GMAC, 5.19%, 5/3/01*................       7,697
  11,545    Jackson National, 4.87%, 5/15/00*...      11,545
   7,697    JP Morgan and Co., 5.07%, 5/4/00*...       7,697
   7,697    JP Morgan and Co., 5.13%, 5/4/01*...       7,697
  10,776    Liberty Lighthouse, 5.12%,
              5/5/00*...........................      10,776
   7,697    Merrill Lynch, 5.28%, 5/6/02*.......       7,697
  10,160    Morgan Stanley, 5.25%, 1/21/00*.....      10,160
   7,697    Salomon Smith Barney, 4.95%,
              4/12/01*..........................       7,697
   7,697    Sigma Finance, Inc., 5.11%,
              3/31/00*..........................       7,697
  13,853    SPARCC, 5.05%, 3/24/00*.............      13,853
                                                  ----------
                                                     168,021
                                                  ----------
Repurchase Agreements (5.4%):
  30,787    Goldman Sachs, 4.59%, 1/3/00,
              (Collateralized by $35,503 various
              Corporate Bonds, 0.00% -- 7.60%,
              11/7/00 -- 9/15/29, market value
              $32,934)..........................      30,787
  15,394    Goldman Sachs, 4.59%, 1/3/00
              (Collateralized by $18,975 various
              Corporate Bonds, 0.01% -- 8.30%,
              7/21/00 -- 2/15/28, market value
              $18,725)..........................      15,394
   5,791    Lehman Brothers, 4.65%, 1/3/00
              (Collateralized by $8,081 various
              Commercial Paper, 0.00%,
              1/10/00 -- 5/23/00, market value
              $8,081)...........................       5,791
  23,091    Paine Webber, 4.65%, 1/3/00,
              (Collateralized by $25,107 various
              Corporate Bonds, 0.00% -- 6.63%,
              3/1/00 -- 12/15/29, market value
              $24,247)..........................      23,091
                                                  ----------
                                                      75,063
                                                  ----------
  Total Short-Term Securities Held as Collateral     296,277
                                                  ----------
Total (Cost $1,703,027) (a)                       $1,670,134
                                                  ==========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $1,392,328.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation.....................................    $ 11,308
Unrealized depreciation.....................................     (44,201)
                                                                --------
Net unrealized appreciation (depreciation)..................    $(32,893)
                                                                ========

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $94,294 or 6.77% of net assets.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (68.9%):
Fannie Mae (17.3%):
 $ 4,776    6.00%, 3/1/01, Pool #50783 .........  $    4,715
      58    7.00%, 9/1/02, Pool #250355 ........          58
   2,580    7.00%, 4/1/03, Pool #303876 ........       2,583
      80    7.50%, 5/1/03, Pool #347175 ........          80
     728    7.50%, 7/1/03, Pool #250656 ........         732
      27    6.50%, 4/1/04, Pool #85019 .........          27
     100    8.00%, 5/25/05, Series 92-146, Class
              D ................................         101
   5,254    7.00%, 7/17/05, Series 97-26, Class
              GD ...............................       5,236
     150    6.25%, 2/25/07, Series 93-129, Class
              E ................................         148
   2,000    7.35%, 6/25/07, Series 93-11, Class
              N ................................       2,006
   1,217    7.00%, 9/1/07, Pool #185265 ........       1,211
   1,889    7.00%, 4/1/08, Pool #211750 ........       1,880
   1,000    6.25%, 1/25/09, Series 94-12, Class
              C ................................         966
   6,878    8.63%, 2/25/09, Series 94-13, Class
              SM, IF* ..........................       6,283
   8,000    6.00%, 6/25/09, Series 94-86, Class
              PJ ...............................       7,399
   2,027    7.00%, 7/1/10, Pool #250326 ........       2,011
   1,397    6.50%, 12/1/10, Pool #332301 .......       1,364
   8,814    6.00%, 3/1/11, Pool #340683 ........       8,409
   9,394    6.00%, 1/17/13, Series 98-37, Class
              VB ...............................       8,526
  10,000    6.50%, 6/25/13, Series 94-1, Class
              K ................................       9,793
   3,596    6.35%, 8/25/13, Series 93-225B,
              Class VG .........................       3,478
   2,105    7.50%, 6/1/14, Pool #250081 ........       2,103
   4,000    6.50%, 6/25/14, Series 98-59, Class
              VB ...............................       3,707
   1,820    7.50%, 7/1/14, Pool #250082 ........       1,818
      63    10.00%, 10/1/16, Pool #70110 .......          67
   3,631    10.00%, 9/1/17, Pool #303969 .......       3,870
   3,639    9.50%, 6/25/18, Series 88-16, Class
              B ................................       3,843
     215    10.00%, 10/1/19, Pool #231675 ......         230
   4,175    7.00%, 5/25/20, Series 90-57 .......       4,113
     117    10.00%, 7/1/20, Pool #050318 .......         125
   5,584    6.50%, 5/25/21, Series 92-205, Class
              K ................................       5,323
   5,000    7.00%, 9/25/21, Series G92-64, Class
              K ................................       4,933
     193    10.00%, 11/1/21, Pool #208372 ......         205
     146    10.00%, 11/1/21, Pool #208374 ......         155
   5,150    6.55%, 12/25/21, Series 93-137,
              Class PH .........................       5,028

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,000    7.25%, 5/25/22, Series G93-9, Class
              K ................................  $      984
     706    7.50%, 7/25/22, Series G92-35 ......         701
  10,785    6.50%, 2/17/23, Series G94-12, Class
              C ................................      10,056
   5,000    6.50%, 5/25/23, Series 94-110, Class
              H ................................       4,758
   7,400    7.00%, 9/25/23, Series 93-155, Class
              PJ ...............................       7,146
   9,094    6.35%, 12/25/23, Series 94-43, Class
              PJ ...............................       8,440
   5,042    7.00%, 1/25/24, Series 94-62, Class
              PJ ...............................       4,892
   5,393    7.00%, 2/1/24, Pool #190257 ........       5,260
  10,556    6.00%, 3/15/24, Series 94-51, Class
              PV ...............................       9,082
   1,105    9.00%, 12/1/24, Pool #353898 .......       1,157
   2,659    7.00%, 8/1/25, Pool #315500 ........       2,584
  17,185    6.50%, 3/1/28, Pool #251613 ........      16,236
                                                  ----------
                                                     173,822
                                                  ----------
Freddie Mac (29.7%):
   3,685    6.00%, 5/1/01, Pool # G50347 .......       3,629
   2,113    7.50%, 11/15/01, Series 1318, Class
              JB ...............................       2,127
     468    6.70%, 5/15/05, Series 1233, Class
              F ................................         468
     301    9.00%, 11/1/05, Pool #B00203 .......         309
     270    9.00%, 5/1/06, Pool #B00282 ........         276
   1,000    7.00%, 10/15/06, Series 1150, Class
              I ................................         989
      17    7.25%, 5/1/07, Pool #185801 ........          17
   3,425    7.00%, 9/15/07, Series 1457, Class
              PJ ...............................       3,400
   4,850    6.50%, 4/15/08, Series 1489, Class
              I ................................       4,652
   2,870    7.50%, 4/1/09, Gold Pool #E00315 ...       2,900
     317    9.00%, 8/1/09, Pool #279063 ........         330
  16,500    6.50%, 9/15/09, Series 1838, Class
              G ................................      16,045
     576    9.00%, 12/1/09, Pool #256360 .......         598
   1,765    8.50%, 1/1/10, Gold Pool #G10305 ...       1,824
   4,122    6.00%, 4/1/14, Pool #E76438 ........       3,924
  16,077    6.00%, 4/1/14, Pool #E76504 ........      15,304
  37,506    6.50%, 6/1/14, Pool #E00678 ........      36,428
       2    9.50%, 4/1/16, Pool #170161 ........           2
   1,000    6.00%, 2/15/17, Series 2108, Class
              VB ...............................         902
     122    9.00%, 10/1/17, Gold Pool
              #A00756 ..........................         129
     110    9.00%, 4/1/18, Gold Pool #A01143 ...         115
      27    9.00%, 10/1/20, Gold Pool
              #A01134 ..........................          28
      32    9.00%, 1/1/21, Gold Pool #A00948 ...          33
     500    7.25%, 2/15/21, Series 1464 ........         501
   5,000    6.00%, 3/15/21, Series 2081 ........       4,879
      15    9.00%, 4/1/21, Gold Pool #D04193 ...          16

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    43    9.00%, 6/1/21, Gold Pool #A01017 ...  $       46
      47    9.00%, 7/1/21, Gold Pool #A01093 ...          49
      25    9.00%, 9/1/21, Gold Pool #D32271 ...          26
      49    9.00%, 11/1/21, Gold Pool
              #D11866 ..........................          51
      24    9.00%, 11/1/21, Gold Pool
              #C00078 ..........................          25
      35    9.00%, 11/1/21, Gold Pool
              #D11191 ..........................          37
   5,500    6.50%, 1/15/22, Series 2149, Class
              TR ...............................       5,333
     130    9.00%, 5/1/22, Gold Pool #D19203 ...         136
     900    7.00%, 8/25/22, Series 13, Class
              PL ...............................         877
  10,000    5.50%, 9/15/22, Series 1367, Class
              K ................................       8,595
   6,200    6.50%, 11/15/22, Series 1552, Class
              HB ...............................       5,852
   2,540    7.00%, 4/15/23, Pool #348645 .......       2,475
   4,773    10.00%, 10/15/23, Series 1591, Class
              E ................................       5,217
   8,837    6.00%, 10/15/23, Series 1785, Class
              A ................................       7,705
  17,851    5.00%, 11/15/23, Series 1686, Class
              PG ...............................      17,122
   7,388    6.50%, 1/1/24, Gold Pool #C80091 ...       7,049
   3,000    6.50%, 3/15/24, Series 1694, Class
              PK ...............................       2,744
   1,870    8.50%, 5/1/24, Gold Pool #G00229 ...       1,929
   1,537    8.50%, 7/1/24, Gold Pool #C00354 ...       1,580
   1,439    7.50%, 9/1/24, Gold Pool #D56307 ...       1,429
   2,367    8.00%, 11/1/24, Gold Pool
              #C00376 ..........................       2,389
   1,618    7.50%, 8/1/25, Gold Pool #C00414 ...       1,605
   2,728    7.00%, 8/1/25, Gold Pool #C00418 ...       2,648
   2,074    8.00%, 9/1/25, Gold Pool #D63705 ...       2,093
   2,291    7.00%, 9/1/25, Gold Pool #D63303 ...       2,223
   8,316    7.00%, 4/1/26, Gold Pool
              #D69811(c) .......................       8,066
   3,552    6.50%, 6/1/26, Pool #250575 ........       3,373
  11,800    6.50%, 10/17/26, Series 1985, Class
              PL ...............................      10,906
  10,500    6.00%, 2/15/27, Series 2091,Class
              PF ...............................       9,448
  14,000    6.25%, 4/15/27, Series 2018, Class
              PE ...............................      12,509
   5,000    6.50%, 1/15/28, Series, 2137, Class
              TM ...............................       4,647
   9,000    6.95%, 3/15/28, Series 2035, Class
              PC ...............................       8,553
  10,000    6.50%, 6/15/28, Series 2064, Class
              PD ...............................       8,948
   3,248    8.50%, 7/1/28, Gold Pool #G00981 ...       3,338
   5,000    6.50%, 8/15/28, Series 2080, Class
              PJ ...............................       4,555
  14,000    6.50%, 10/25/28, Series 98-64, Class
              TM ...............................      12,733
   4,733    6.50%, 2/1/29, Pool #C22459 ........       4,475
   2,286    6.50%, 4/1/29, Gold Pool #C24553 ...       2,157
  28,202    6.50%, 4/1/29, Pool #C00742 ........      26,616
                                                  ----------
                                                     299,384
                                                  ----------
Government National Mortgage Assoc. (21.9%):
       1    10.00%, 9/15/00, Pool #138814 ......           1
       7    8.50%, 6/15/01, Pool #166491 .......           7

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $     2    8.50%, 7/15/01, Pool #161997 .......  $        2
      21    9.50%, 9/15/01, Pool #180786 .......          22
      12    9.00%, 9/15/01, Pool #166928 .......          12
       1    9.00%, 9/15/01, Pool #174330 .......           2
      12    8.50%, 11/15/01, Pool #179383 ......          13
      12    9.00%, 12/15/01, Pool #187723 ......          12
      14    8.50%, 12/15/01, Pool #199837 ......          14
      19    8.00%, 3/15/02, Pool #205933 .......          20
       4    9.00%, 7/15/02, Pool #227176 .......           5
      67    9.00%, 5/15/03, Pool #154134 .......          69
      65    9.00%, 6/15/05, Pool #283904 .......          67
      33    9.00%, 8/15/05, Pool #291836 .......          34
      24    9.00%, 9/15/05, Pool #292898 .......          25
      11    9.00%, 9/15/05, Pool #295227 .......          11
      30    8.00%, 7/15/06, Pool #11337 ........          31
      18    7.50%, 7/15/07, Pool #17316 ........          18
      28    8.00%, 8/15/07, Pool #18539 ........          29
      46    8.00%, 8/15/07, Pool #18677 ........          47
      77    7.50%, 12/15/07, Pool #338189 ......          78
     679    6.50%, 7/15/08, Pool #349693 .......         667
      41    9.00%, 11/15/08, Pool #27932 .......          44
      86    6.50%, 3/15/09, Pool #367398 .......          85
      58    9.00%, 4/15/09, Pool #30352 ........          61
      11    9.00%, 5/15/09, Pool #32214 ........          12
   1,861    6.50%, 5/15/09, Pool #366779 .......       1,824
       2    9.50%, 7/15/09, Pool #34487 ........           3
      97    9.50%, 9/15/09, Pool #34878 ........         103
      20    9.50%, 10/15/09, Pool #36804 .......          21
      17    11.00%, 11/15/09, Pool #37615 ......          19
       0    12.00%, 4/15/15, Pool #125262
              (b) ..............................           0
      12    11.00%, 6/15/15, Pool #130125 ......          13
      32    9.00%, 5/15/16, Pool #149877 .......          34
      33    9.00%, 6/15/16, Pool #166130 .......          34
       6    9.00%, 6/15/16, Pool #157147 .......           6
       9    9.50%, 7/15/16, Pool #166772 .......          10
      54    9.00%, 7/15/16, Pool #158921 .......          57
      40    9.00%, 7/15/16, Pool #144968 .......          42
      92    9.00%, 7/15/16, Pool #151273 .......          97
      41    9.00%, 7/15/16, Pool #167475 .......          43
      72    9.50%, 8/15/16, Pool #177531 .......          76
     196    9.00%, 9/15/16, Pool #169908 .......         206
      72    9.00%, 9/15/16, Pool #179044 .......          76
      50    9.00%, 10/15/16, Pool #173089 ......          53
      49    9.00%, 11/15/16, Pool #183868 ......          52
      77    9.00%, 11/15/16, Pool #156478 ......          81
       8    9.50%, 1/15/17, Pool #185619 .......           8
     147    9.00%, 2/15/17, Pool #195058 .......         155
      10    9.00%, 2/15/17, Pool #201757 .......          11

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   168    9.00%, 6/15/17, Pool #219079 .......  $      177
      31    9.50%, 8/15/17, Pool #218841 .......          33
     229    9.50%, 8/15/17, Pool #201217 .......         244
      21    9.50%, 8/15/17, Pool #224015 .......          23
       4    9.00%, 8/15/17, Pool #225825 .......           4
      74    9.00%, 6/15/18, Pool #238161 .......          77
      36    9.50%, 8/15/18, Pool #248390 .......          38
       1    9.00%, 10/15/18, Pool #253188 ......           1
      28    9.50%, 12/15/18, Pool #263400 ......          30
      80    10.00%, 4/15/19, Pool #257047 ......          87
      26    10.00%, 5/15/19, Pool #269607 ......          28
       2    9.00%, 10/15/19, Pool #267676 ......           2
      18    9.00%, 11/15/19, Pool #162768 ......          19
     151    9.50%, 12/15/19, Pool #281696 ......         161
      40    9.00%, 1/15/20, Pool #283138 .......          42
      19    9.00%, 2/15/20, Pool #276157 .......          20
      27    9.50%, 9/15/20, Pool #292918 .......          29
      40    9.50%, 12/15/20, Pool #291865 ......          43
   5,967    9.00%, 8/15/21, Pool #306081 .......       6,262
   1,840    9.00%, 12/15/21, Pool #780284 ......       1,933
      19    7.50%, 2/15/22, Pool #324025 .......          19
     214    8.00%, 7/15/22, Pool #321560 .......         218
     430    7.50%, 8/15/22, Pool #337141 .......         428
      23    7.00%, 10/15/22, Pool #337175 ......          22
     133    7.00%, 11/15/22, Pool #323008 ......         130
      22    7.00%, 12/15/22, Pool #339969 ......          22
     193    7.00%, 1/15/23, Pool #346214 .......         188
     230    7.00%, 1/15/23, Pool #341536 .......         224
     254    7.00%, 1/15/23, Pool #342248 .......         248
     350    7.00%, 1/15/23, Pool #332022 .......         341
      32    7.00%, 1/15/23, Pool #321675 .......          31
      34    7.00%, 3/15/23, Pool #350110 .......          33
     562    7.00%, 5/15/23, Pool #342348 .......         548
     573    7.00%, 5/15/23, Pool #346572 .......         558
     536    7.00%, 5/15/23, Pool #351041 .......         523
      40    7.00%, 5/15/23, Pool #338005 .......          39
     565    7.00%, 5/15/23, Pool #221604 .......         551
     210    6.50%, 5/15/23, Pool #343208 .......         199
   2,715    7.50%, 6/15/23, Pool #358801 .......       2,702
   3,980    7.50%, 6/15/23, Pool #359588 .......       3,961
      73    6.50%, 6/15/23, Pool #346624 .......          69
      46    6.50%, 6/15/23, Pool #349788 .......          43
      45    6.50%, 6/15/23, Pool #358250 .......          43
     301    6.50%, 6/15/23, Pool #348677 .......         286
     577    7.00%, 7/15/23, Pool #362982 .......         562
     624    7.00%, 7/15/23, Pool #346673 .......         608
     287    7.00%, 7/15/23, Pool #360889 .......         279
     356    7.00%, 7/15/23, Pool #360697 .......         347

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   177    7.00%, 7/15/23, Pool #325977 .......  $      173
     231    7.00%, 7/15/23, Pool #353569 .......         225
      24    7.00%, 7/15/23, Pool #354538 .......          23
      16    7.00%, 7/15/23, Pool #350709 .......          16
     239    7.00%, 7/15/23, Pool #358382 .......         233
     115    7.00%, 7/15/23, Pool #357782 .......         112
     258    6.50%, 7/15/23, Pool #322200 .......         246
     245    6.50%, 8/15/23, Pool #344505 .......         233
     306    6.50%, 8/15/23, Pool #353137 .......         291
      92    6.50%, 8/15/23, Pool #359027 .......          87
     198    6.50%, 8/15/23, Pool #360738 .......         188
     434    6.50%, 8/15/23, Pool #356717 .......         412
     118    6.50%, 8/15/23, Pool #360713 .......         113
     547    6.50%, 9/15/23, Pool #345375 .......         520
      38    6.50%, 9/15/23, Pool #339041 .......          36
   2,322    8.00%, 10/15/23, Pool #354681 ......       2,359
     178    6.50%, 10/15/23, Pool #345391 ......         169
      33    6.00%, 10/15/23, Pool #370006 ......          30
     305    6.00%, 10/15/23, Pool #345389 ......         282
     335    6.00%, 10/15/23, Pool #364717 ......         309
      15    6.50%, 11/15/23, Pool #370927 ......          14
     460    6.50%, 11/15/23, Pool #369356 ......         438
     119    6.50%, 12/15/23, Pool #349944 ......         113
     865    6.50%, 12/15/23, Pool #349265 ......         823
      26    6.50%, 12/15/23, Pool #370289 ......          24
     449    6.50%, 12/15/23, Pool #369830 ......         427
      67    6.50%, 12/15/23, Pool #365740 ......          63
     390    6.50%, 1/15/24, Pool #379127 .......         371
     286    6.50%, 2/15/24, Pool #371999 .......         272
     245    6.50%, 2/15/24, Pool #370338 .......         232
     306    6.50%, 2/15/24, Pool #389200 .......         291
  15,970    6.50%, 2/15/24, Pool #354747 .......      15,154
   1,106    6.50%, 2/15/24, Pool #362341 .......       1,050
     130    6.50%, 2/15/24, Pool #380818 .......         123
     933    7.00%, 2/16/24, Series 96-21, Class
              D ................................         879
   1,045    7.00%, 3/15/24, Pool #379328 .......       1,018
     438    7.00%, 3/15/24, Pool #391552 .......         427
     692    7.00%, 4/15/24, Pool #355128 .......         674
   1,401    7.00%, 4/15/24, Pool #379001 .......       1,364
     234    7.50%, 6/15/24, Pool #388747 .......         232
      52    7.50%, 6/15/24, Pool #389827 .......          51
   1,588    8.00%, 9/15/24, Pool #403212 .......       1,609
     160    8.00%, 9/15/24, Pool #393908 .......         162
     488    8.50%, 10/15/24, Pool # 407073 .....         504
   4,053    9.00%, 11/15/24, Pool #780029 ......       4,259
      95    8.00%, 6/15/25, Pool # 385370 ......          96
      91    7.50%, 6/15/25, Pool #401860 .......          91
     938    8.00%, 7/15/25, Pool #377557 .......         949

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   859    7.25%, 12/15/25, Pool #411361 ......  $      846
      73    7.50%, 3/15/26, Pool #381163 .......          73
   2,933    7.50%, 3/15/26, Pool #422308 .......       2,907
   4,753    8.00%, 7/15/26, Pool #412644 .......       4,810
      96    8.00%, 8/15/26, Pool #436445 .......          98
   5,281    8.00%, 12/20/26, Pool #2344 ........       5,321
   1,388    7.50%, 3/15/27, Pool #432398 .......       1,375
  14,500    6.50%, 6/20/27, Series 97-19, Class
              PJ ...............................      13,409
   4,109    6.00%, 7/20/27, Pool #80094 ........       4,140
  15,000    6.25%, 8/20/27, Series 98-1, Class
              PD ...............................      13,573
   8,623    8.00%, 11/20/29, Pool #2512 ........       8,684
   6,045    7.50%, 1/15/28, Pool #461625 .......       5,986
   9,941    7.50%, 2/15/28, Pool #462562 .......       9,843
  27,136    6.50%, 4/15/28, Pool #410875 .......      25,513
      77    7.00%, 6/15/28, Pool #472679 .......          74
  11,053    7.50%, 7/15/28, Pool #780828 .......      10,946
  10,800    7.50%, 9/16/28, Series 99-33B, Class
              PQ ...............................      10,724
   5,000    6.50%, 9/20/28, Series 98-22, Class
              PD ...............................       4,465
   4,570    7.00%, 11/15/28, Pool #469699 ......       4,419
   4,500    6.00%, 5/20/29, Series 99-17, Class
              L ................................       3,759
  24,418    7.50%, 7/15/29, Pool #513724 .......      24,171
                                                  ----------
                                                     219,790
                                                  ----------
  Total U.S. Government Agency Mortgages             692,996
                                                  ----------
U.S. GOVERNMENT AGENCY SECURITIES (11.9%):
Fannie Mae (4.1%):
   3,000    8.90%, 6/12/00 .....................       3,034
  15,000    7.16%, 5/11/05 .....................      15,151
  15,000    5.00%, 2/2/06 ......................      14,207
  10,211    6.38%, 6/15/09 .....................       9,748
                                                  ----------
                                                      42,140
                                                  ----------
Federal Agricultural Mortgage Corp. (0.1%):
     500    7.56%, 5/28/02 .....................         511
                                                  ----------
Federal Home Loan Bank (1.0%):
  10,000    5.91%, 12/23/02 ....................       9,799
     500    7.50%, 8/10/04 .....................         513
                                                  ----------
                                                      10,312
                                                  ----------
Financial Corporation STRIPS (0.2%):
     180    10/5/05 ............................         120
     334    12/27/05 ...........................         219
     500    10/6/06 ............................         309
   1,000    11/11/06 ...........................         614
     500    12/27/06 ...........................         304
                                                  ----------
                                                       1,566
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (0.7%):
 $ 2,000    6.44%, 1/28/00 .....................  $    2,000
   4,500    7.00%, 11/18/02 ....................       4,555
     250    7.93%, 1/20/05 .....................         261
                                                  ----------
                                                       6,816
                                                  ----------
Resolution Funding Corp. (3.3%):
  53,000    Principal STRIPS, 7/15/20 ..........      12,651
  50,000    Principal STRIPS, 7/15/20 ..........      12,017
  25,000    Principal STRIPS, 10/15/20 .........       5,864
  15,000    Principal STRIPS, 4/15/28 ..........       2,248
   5,000    Principal STRIPS, 4/15/30 ..........         668
                                                  ----------
                                                      33,448
                                                  ----------
Tennessee Valley Authority (2.5%):
  25,000    6.24%, 7/15/45, Putable on 7/15/01
              @ 100 ............................      24,842
                                                  ----------
  Total U.S. Government Agency Securities            119,635
                                                  ----------
U.S. TREASURY OBLIGATIONS (14.2%):
U.S. Treasury Bonds (3.4%):
   1,000    9.38%, 2/15/06 .....................       1,142
   1,500    10.38%, 11/15/09 ...................       1,728
  25,000    8.13%, 8/15/19 .....................      28,491
   2,500    7.13%, 2/15/23 .....................       2,604
                                                  ----------
                                                      33,965
                                                  ----------
U.S. Treasury Inflation Protected Bonds (1.5%):
  15,616    3.63%, 1/15/08 .....................      14,879
                                                  ----------
U.S. Treasury Notes (7.9%):
     150    6.38%, 1/15/00 .....................         150
   2,850    8.50%, 2/15/00 .....................       2,863
     650    5.50%, 4/15/00 .....................         650
   4,500    6.13%, 7/31/00 .....................       4,508
   2,775    8.75%, 8/15/00 .....................       2,826
  32,800    6.25%, 4/30/01 .....................      32,842
   1,000    7.88%, 8/15/01 .....................       1,025
   5,425    6.38%, 8/15/02 .....................       5,437
  19,000    5.50%, 1/31/03 .....................      18,555
     150    6.25%, 2/15/03 .....................         150
   2,150    5.75%, 8/15/03 .....................       2,106
   5,500    6.50%, 8/15/05 .....................       5,502
   4,000    5.50%, 8/15/28 .....................       3,415
                                                  ----------
                                                      80,029
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (1.4%):
 $ 5,000    8/15/02 ............................  $    4,252
  50,000    2/15/25 ............................       9,763
                                                  ----------
                                                      14,015
                                                  ----------
  Total U.S. Treasury Obligations                    142,888
                                                  ----------
INVESTMENT COMPANIES (4.0%):
  40,258    One Group Government Money Market
              Fund, Class I ....................      40,258
                                                  ----------
  Total Investment Companies                          40,258
                                                  ----------
REPURCHASE AGREEMENTS (0.2%):
 $ 2,122    State Street Bank And Trust, 3.00%,
              1/3/00, (Collateralized by $2,165
              U.S. Government Security, 6.35%,
              6/22/01, market value $2,165) ....       2,122
                                                  ----------
  Total Repurchase Agreements                          2,122
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (2.0%):
Repurchase Agreements (2.0%):
 $20,000    Bear Stearns, 3.00%, 1/3/00
              (Collateralized by $275,781
              various U.S. Government
              Securities, 0.00% - 14.50%,
              3/15/08 - 11/16/29, market value
              $21,190) .........................  $   20,000
     231    Lehman Brothers, 3.00%, 1/3/00
              (Collateralized by $5,776 various
              U.S. Government Securities,
              0.00% - 7.50%, 4/1/09 - 3/25/24,
              market value $237) ...............         231
                                                  ----------
  Total Short-Term Securities Held as Collateral      20,231
                                                  ----------
Total (Cost $1,047,570) (a)                       $1,018,130
                                                  ==========

------------

Percentages indicated are based on net assets of $1,005,795.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $    5,842
                   Unrealized depreciation......................     (35,282)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $  (29,440)
                                                                  ==========

(b) Amount less than 1,000.

(c) Serves as collateral for Futures Contracts.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY (34.3%):
Federal Farm Credit Bank (9.8%):
 $ 3,000    5.90%, 10/21/05......................  $  2,833
   7,000    7.16%, 5/15/06.......................     7,012
   3,100    7.60%, 7/24/06.......................     3,173
   3,000    5.38%, 2/11/08.......................     2,771
   2,000    5.87%, 9/2/08........................     1,843
   2,000    5.93%, 7/6/10........................     1,824
                                                   --------
                                                     19,456
                                                   --------
Federal Home Loan Bank (10.5%):
   6,840    5.79%, 12/1/03.......................     6,573
   5,000    5.51%, 12/29/03......................     4,757
   4,000    8.22%, 11/17/04......................     4,225
   1,000    5.94%, 12/1/05.......................       942
   5,000    5.89%, 7/7/08........................     4,628
                                                   --------
                                                     21,125
                                                   --------
FICO Strips (4.4%):
   2,425    0.00%, 8/8/01........................     2,181
   3,675    0.00%, 6/27/02.......................     3,109
   4,051    0.00%, 8/8/02........................     3,399
                                                   --------
                                                      8,689
                                                   --------
Student Loan Marketing Association (4.0%):
   8,000    5.20%, 3/2/01........................     7,891
                                                   --------
Tennessee Valley Authority (5.6%):
  10,000    6.13%, 7/15/03.......................     9,707
   1,500    5.00%, 12/18/03......................     1,408
                                                   --------
                                                     11,115
                                                   --------
  Total U.S. Government Agency                       68,276
                                                   --------
U.S. TREASURY OBLIGATIONS (63.6%):
U.S. Treasury Bonds (39.9%):
  13,000    11.63%, 11/15/02.....................    14,775
  13,000    11.88%, 11/15/03.....................    15,352

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
 $15,000    7.63%, 2/15/07.......................  $ 15,277
  22,000    12.75%, 11/15/10.....................    28,441
   4,500    10.38%, 11/15/12.....................     5,469
                                                   --------
                                                     79,314
                                                   --------
U.S. Treasury Inflation Protected Bonds (4.0%):
   8,493    3.38%, 1/15/07.......................     8,007
                                                   --------
U.S. Treasury Notes (19.7%):
  34,000    6.25%, 2/28/02.......................    34,000
   5,000    7.88%, 11/15/04......................     5,291
                                                   --------
                                                     39,291
                                                   --------
  Total U.S. Treasury Obligations                   126,612
                                                   --------
INVESTMENT COMPANIES (0.6%):
   1,152    One Group Treasury Only Money Market
              Fund, Class I......................     1,152
                                                   --------
  Total Investment Companies                          1,152
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (16.1%):
Repurchase Agreements (16.1%):
 $30,000    Bear Stearns, 3.00%, 1/3/00
              (Collateralized by $413,672 various
              U.S. Government Securities,
              0.00% - 14.50%, 3/15/08 - 11/16/29,
              market value $31,786)..............    30,000
   1,954    Lehman Brothers, 3.00%, 1/3/00
              (Collateralized by $48,915 various
              U.S. Government Securities,
              0.00% -- 7.50%, 4/1/09 - 3/25/24,
              market value $2,008)...............     1,954
                                                   --------
  Total Short-Term Securities Held as Collateral     31,954
                                                   --------
Total (Cost $236,263) (a)                          $227,994
                                                   ========

------------

Percentages indicated are based on net assets of $199,000.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $    55
                   Unrealized depreciation......................   (8,324)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(8,269)
                                                                  =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS (94.6%):
Automotive (5.1%):
 $ 1,850    Accuride Corp., 9.25%, 2/1/08........  $  1,693
   1,250    Dura Operating Corp., 9.00%,
              5/1/09.............................     1,184
     750    Group 1 Automotive, Inc., 10.88%,
              3/1/09.............................       746
     825    Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07.....................       811
   1,350    JL French Auto Casting, 11.50%,
              6/1/09 (c).........................     1,384
   1,650    Lear Corp., 9.50%, 7/15/06...........     1,667
     250    Lear Seating Corp., 8.25%, 2/1/02....       248
   1,750    Oshkosh Truck Corp., 8.75%, 3/1/08...     1,705
   1,000    Western Star Truck Holdings, 8.75%,
              5/1/07.............................       955
                                                   --------
                                                     10,393
                                                   --------
Beverages & Tobacco (0.9%):
     840    Cott Corp., 9.38%, 7/1/05............       832
   1,000    National Wine & Spirits, 10.13%,
              1/15/09............................     1,000
                                                   --------
                                                      1,832
                                                   --------
Broadcast Radio & TV (6.0%):
   1,750    Ackerly Group, Inc., 9.00%,
              1/15/09............................     1,715
     160    AMFM Operating, Inc., 12.63%,
              10/31/06...........................       182
     150    Capstar Broadcasting, 9.25%,
              7/1/07.............................       157
     100    Chancellor Media Corp., 10.50%,
              1/15/07............................       109
     675    Chancellor Media Corp., 8.75%,
              6/15/07............................       683
     600    Chancellor Media Corp., 8.13%,
              12/15/07...........................       600
     875    Chancellor Media Corp., 9.00%,
              10/1/08............................       914
   1,755    Citadel Broadcasting Co., 9.25%,
              11/15/08...........................     1,767
   1,000    Cumulus Media, Inc., 10.38%,
              7/1/08.............................     1,045
   1,000    Granite Broadcasting Corp., 10.38%,
              5/15/05............................     1,025
     200    Lamar Media Corp., 9.63%, 12/1/06....       205
   1,250    Salem Communication Corp., 9.50%,
              10/1/07............................     1,258
   1,500    Spanish Broadcasting System, 9.63%,
              11/1/09............................     1,515
     750    Tri-State Outdoor Media, 11.00%,
              5/15/08............................       741
     250    Young Broadcasting, Inc., 10.13%,
              2/15/05............................       257
                                                   --------
                                                     12,173
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Building & Development (4.7%):
 $   100    American Architect, 11.75%,
              12/1/07............................  $     29
   1,250    American Builders & Contractors
              Supply Co., 10.63%, 5/15/07........     1,169
   1,500    Associated Materials, Inc., 9.25%,
              3/1/08.............................     1,478
     500    Collins & Aikman Floorcoverings,
              10.00%, 1/15/07....................       493
   1,000    Fedders North America, 9.38%,
              8/15/07............................       985
     200    Formica Corp., 10.88%, 3/1/09........       185
   1,250    MMI Products, Inc., 11.25%,
              4/15/07............................     1,294
   1,750    NCI Building Systems, Inc., 9.25%,
              5/1/09.............................     1,670
   1,000    Omega Cabinets, 10.50%, 6/15/07......       995
   1,400    Williams Scotsman, Inc., 9.88%,
              6/1/07.............................     1,351
                                                   --------
                                                      9,649
                                                   --------
Business Equipment & Services (1.2%):
   1,000    Iron Mountain, Inc., 10.13%,
              10/1/06............................     1,022
     500    Pierce Leahy Corp., 11.13%,
              7/15/06............................       533
     500    Pierce Leahy Corp., 8.13%, 5/15/08...       460
     134    United Stationer Supply Co., 12.75%,
              5/1/05.............................       145
     300    United Stationer Supply Co., 8.38%,
              4/15/08............................       276
                                                   --------
                                                      2,436
                                                   --------
Cable Television (5.2%):
     500    Avalon Cable of Michigan, 9.38%,
              12/1/08............................       508
   2,000    Classic Cable, Inc., 9.38%, 8/1/09...     1,974
     450    CSC Holdings, Inc., 9.25%, 11/1/05...       464
     250    CSC Holdings, Inc., 7.88%,
              12/15/07...........................       248
     225    CSC Holdings, Inc., 9.88%, 2/15/13...       237
     300    Lenfest Communications, 8.38%,
              11/1/05............................       309
     275    Lenfest Communications, 8.25%,
              2/15/08 (c)........................       278
   2,000    Mediacom LLC, 8.50%, 4/15/08.........     1,869
   1,500    RCN Corp., 0.00%/9.80%, 2/15/08......       990
     535    Rogers Cablesystems Ltd., 10.00%,
              3/15/05............................       579
   1,500    Susquehanna Media Co., 8.50%, 5/15/09     1,467
   1,250    TeleWest Communication PLC., Series
              B, 0.00%/11.00%, 10/1/07...........     1,172

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
 $   300    UIH Australia/Pacific, Series B,
              0.00%/14.00%, 5/15/06..............  $    261
     525    United International Holdings, Inc.,
              0.00%/10.75%, 2/15/08..............       339
                                                   --------
                                                     10,695
                                                   --------
Chemicals/Plastics (5.2%):
   1,000    Berry Plastics Corp., 11.00%, 7/15/07
              (c)................................     1,020
     425    Buckeye Cellulose Corp., 8.50%,
              12/15/05...........................       415
     500    Georgia Gulf Corp., 10.38%, 11/1/07
              (c)................................       524
     400    Huntsman Corp., 9.50%, 7/1/07 (c)....       381
   1,500    Huntsman ICI Chemicals, 10.13%,
              7/1/09 (c).........................     1,560
     250    Indesco International, 9.75%,
              4/15/08............................       114
   1,250    ISP Holdings, Inc., 9.00%,
              10/15/03...........................     1,225
     350    ISP Holdings, Inc., Series B, 9.75%,
              2/15/02............................       352
   2,250    Philipp Brothers, 9.88%, 6/1/08......     2,014
   1,500    Polymer Group, Inc., 9.00%, 7/1/07...     1,463
     250    Portola Packaging, Inc., 10.75%,
              10/1/05............................       251
     850    Scotts Co., 8.63%, 1/15/09 (c).......       829
     475    Tekni-Plex, Inc., 9.25%, 3/1/08......       485
                                                   --------
                                                     10,633
                                                   --------
Clothing/Textiles (0.4%):
     750    Coyne International Enterprises,
              11.25%, 6/1/08.....................       675
     200    Dyersburg Corp., 9.75%, 9/1/07.......        81
                                                   --------
                                                        756
                                                   --------
Containers & Packaging (0.6%):
   1,250    LLS Corp., 11.63%, 8/1/09 (c)........     1,216
                                                   --------
Cosmetics/Toiletries (1.0%):
     325    Chattem, Inc., Series B, 8.88%,
              4/1/08.............................       306
   1,425    Drypers Corp., 10.25%, 6/15/07.......     1,147
     500    Playtex Products, Inc., Series B,
              8.88%, 7/15/04.....................       504
                                                   --------
                                                      1,957
                                                   --------
Drugs (1.5%):
   1,250    Gentek, Inc., 11.00%, 8/1/09 (c).....     1,306
     500    King Pharmaceutical, Inc., 10.75%,
              2/15/09............................       533
   1,355    Quintiles Transnational, 4.25%,
              5/31/00............................     1,316
                                                   --------
                                                      3,155
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Ecological Services & Equipment (4.1%):
 $ 2,075    Allied Waste of North America, 7.88%,
              1/1/09.............................  $  1,844
   1,500    Allied Waste of North America,
              10.00%, 8/1/09 (c).................     1,350
     500    American Eco Corp., 9.63%, 5/15/08...       258
   1,500    Marsulex, Inc., 9.63%, 7/1/08........     1,444
   1,500    Norcal Waste Systems, 13.50%,
              11/15/05...........................     1,598
     750    Safety-Kleen Corp., 9.25%, 6/1/08....       744
   1,250    Safety-Kleen Corp., 9.25%, 5/15/09...     1,216
                                                   --------
                                                      8,454
                                                   --------
Electronics/Electric (3.6%):
   1,000    Airxcel, Inc., 11.00%, 11/15/07......       920
     300    Amphenol Corp., 9.88%, 5/15/07.......       314
   1,250    Communication Instruments, 10.00%,
              9/15/04............................     1,044
   1,000    Dialog Corp., Series A, 11.00%,
              11/15/07...........................       485
   1,000    Flextronics International Ltd.,
              8.75%, 10/15/07....................       980
   1,000    Viasystems, Inc., 9.75%, 6/1/07......       535
     175    Viasystems, Inc., Series B, 9.75%,
              6/1/07.............................        94
   1,675    Wesco Distribution, Inc., 9.13%,
              6/1/08.............................     1,582
   1,500    Windmere Durable Holdings, 10.00%,
              7/31/08............................     1,485
                                                   --------
                                                      7,439
                                                   --------
Equipment Leasing (1.4%):
   1,120    Coinmach Corp., Series D, 11.75%,
              11/15/05...........................     1,159
   1,500    National Equipment Services, 10.00%,
              11/30/04...........................     1,507
     150    National Equipment Services, Series
              B, 10.00%, 11/30/04................       151
                                                   --------
                                                      2,817
                                                   --------
Food Service (3.3%):
   1,000    American Restaurant Group, Inc.,
              11.50%, 2/15/03....................       775
     250    Ameriserve Food Distribution Inc.,
              8.88%, 10/15/06....................       139
     775    Ameriserve Food Distribution, Inc.,
              10.13%, 7/15/07....................       260
     500    Apple South, Inc., 9.75%, 6/1/06.....       458
   1,000    Avado Brands, Inc., 11.75%,
              6/15/09............................       760
   1,500    Dominos, Inc., 10.38%, 1/15/09.......     1,450
   1,500    Fresh Foods, Inc., 10.75%, 6/1/06....     1,432

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Food Service, continued:
 $   125    Nebco Evans Holding Co.,
              0.00%/12.38%, 7/15/07..............  $     17
     250    TPI Enterprises, 8.25%, 7/15/02......       122
   1,375    Volume Services, 11.25%, 3/1/09......     1,341
                                                   --------
                                                      6,754
                                                   --------
Food/Drug Retailers (2.1%):
   1,750    Aurora Foods, Inc., Series D, 9.88%,
              2/15/07............................     1,783
     150    Community Distributors, Inc., 10.25%,
              10/15/04...........................       130
     600    Eagle Family Foods, Inc., 8.75%,
              1/15/08............................       465
   1,750    International Home Foods, 10.38%,
              11/1/06............................     1,824
                                                   --------
                                                      4,202
                                                   --------
Forest Products (2.6%):
   1,000    Ainsworth Lumber, 12.50%, 7/15/07....     1,100
   1,250    American Tissue, Inc., 12.50%,
              7/15/06 (c)........................     1,293
   1,250    Crown Packaging Ltd., 10.75%,
              11/1/00............................     1,094
   1,000    Millar Western, 9.88%, 5/15/08.......     1,000
   1,000    Pope & Talbot, 8.38%, 6/1/13.........       885
                                                   --------
                                                      5,372
                                                   --------
Health Care (4.4%):
   1,375    Concentra Operating Corp., 13.00%,
              8/15/09 (c)........................     1,258
     350    Conmed Corp., 9.00%, 3/15/08.........       329
     750    Fisher Scientific International,
              Inc., 9.00%, 2/1/08................       723
     375    Fisher Scientific International,
              Inc., Add On, 9.00%, 2/1/08........       361
   1,000    Genesis Health Ventures, 9.25%,
              10/1/06............................       415
   1,000    Hanger Orthopedic Group, 11.25%,
              6/15/09 (c)........................     1,045
   1,500    Healthsouth Corp., 9.50%, 4/1/01.....     1,494
     500    Healthsouth Corp., 3.25%, 4/1/03.....       388
   1,250    Quorum Health, 8.75%, 11/1/05........     1,203
     500    Rose Hill Co., 9.50%, 11/15/04.......       403
   1,500    Tenet Healthcare Corp., 8.00%,
              1/15/05............................     1,444
                                                   --------
                                                      9,063
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Home Furnishings (1.3%):
 $ 1,500    Home Products International, Inc.,
              9.63%, 5/15/08.....................  $  1,376
   1,250    Mattress Discount Co., 12.63%,
              7/15/07............................     1,228
                                                   --------
                                                      2,604
                                                   --------
Hotels/Motels/Inns & Casinos (2.8%):
   1,150    HMH Properties, Inc., Series B,
              7.88%, 8/1/08......................     1,031
     500    HMH Properties, Inc., Series C,
              8.45%, 12/1/08.....................       465
   1,500    Hollywood Park, Inc, 9.50%, 8/1/07...     1,508
   1,000    Horseshoe Gaming Holding, 8.63%,
              5/15/09 (c)........................       960
     250    Mohegan Tribal Gaming, 8.13%,
              1/1/06.............................       244
     650    Mohegan Tribal Gaming, 8.75%,
              1/1/09.............................       644
     750    Prime Hospitality Corp., 9.25%,
              1/15/06............................       754
     125    Prime Hospitality Corp., 9.75%,
              4/1/07.............................       124
                                                   --------
                                                      5,730
                                                   --------
Industrial Equipment (2.9%):
     104    Alvey Systems, Inc., 11.38%,
              1/31/03............................       109
   1,650    Anchor Lamina, Inc., 9.88%, 2/1/08...     1,329
   1,325    Columbus McKinnon Corp., 8.50%,
              4/1/08.............................     1,183
     375    Continental Global Group, Series B,
              11.00%, 4/1/07.....................       198
     500    International Knife & Saw, 11.38%,
              11/15/06...........................       368
   1,000    Jackson Products, Inc., 9.50%,
              4/15/05............................       925
     500    Precision Partners, Inc., 12.00%,
              3/15/09 (c)........................       353
   1,250    Simonds Industries, 10.25%, 7/1/08...     1,006
     500    Westinghouse Air Brake, 9.38%,
              6/15/05............................       503
                                                   --------
                                                      5,974
                                                   --------
Leisure (3.0%):
     337    AMF Bowling Worldwide, Series B,
              0.00%/12.25%, 3/15/06..............       113
   1,500    Bally Total Fitness Holding, 9.88%,
              10/15/07...........................     1,462
     300    Leslie's Poolmart, 10.38%, 7/15/04...       257
     550    Premier Parks, Inc., 9.25%, 4/1/06...       543
     325    Premier Parks, Inc., 9.75%,
              1/15/07............................       334
     750    Premier Parks, Inc., 9.75%,
              6/15/07............................       750
     375    Premier Parks, Inc., 0.00%/10.00%,
              4/1/08.............................       261

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Leisure, continued:
 $ 1,500    SFX Entertainment, Inc., 9.13%,
              12/1/08............................  $  1,433
   1,000    Speedway Motorsports, Inc., Series D,
              8.50%, 8/15/07.....................       975
                                                   --------
                                                      6,128
                                                   --------
Nonferrous Metals/Minerals (2.9%):
     350    AEI Resources, Inc., 10.50%, 12/15/05
              (c)................................       247
     400    AEI Resources, Inc., 11.50%, 12/15/06
              (c)................................       261
   1,500    Better Minerals & Aggregates, 13.00%,
              9/15/09 (c)........................     1,514
   1,250    Easco Corp., 10.00%, 3/15/01.........     1,264
     150    Euramax International, Inc., 11.25%,
              10/1/06............................       155
   1,250    Oglebay Norton Co., 10.00%, 2/1/09...     1,219
   1,500    Renco Metals, Inc., 11.50%, 7/1/03...     1,268
                                                   --------
                                                      5,928
                                                   --------
Oil & Gas (1.1%):
     750    Giant Industries, Inc., 9.75%,
              11/15/03...........................       724
     250    Pogo Producing Co., Series B, 8.75%,
              5/15/07............................       239
     375    Pride Petroleum Services, Inc.,
              9.38%, 5/1/07......................       375
     267    Transcontinental Refining Corp.,
              15.00%, 12/1/03 (c)................       248
     802    Transcontinental Refining Corp.,
              15.00%, 12/1/03 (c)................       743
                                                   --------
                                                      2,329
                                                   --------
Publishing (5.3%):
     500    American Lawyer Media, 9.75%,
              12/15/07...........................       488
   1,750    Garden State Newspapers, Series B,
              8.75%, 10/1/09.....................     1,636
     500    Hollinger International Publishing,
              8.63%, 3/15/05.....................       496
   1,500    Hollinger International Publishing,
              9.25%, 2/1/06......................     1,493
     275    K-III Communications Corp., 8.50%,
              2/1/06.............................       272
   1,300    Liberty Group Publishing, 9.38%,
              2/1/08.............................     1,164
     500    Liberty Group Publishing,
              0.00%/11.63%, 2/1/09...............       281
   1,000    Perry-Judd, 10.63%, 12/15/07.........       905
   1,000    Phoenix Color Corp., 10.38%,
              2/1/09.............................       965

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Publishing, continued:
 $ 1,750    Primedia, Inc., 7.63%, 4/1/08........  $  1,644
   1,500    World Color Press, Inc., 8.38%,
              11/15/08...........................     1,481
                                                   --------
                                                     10,825
                                                   --------
Retailers (2.1%):
   1,250    Central Tractor, 10.63%, 4/1/07......     1,157
   1,250    Frank's Nursery & Crafts, 10.25%,
              3/1/08.............................       906
   1,250    G & G Retail, Inc., 11.00%, 5/15/06
              (c)................................     1,056
   1,150    Travelcenters of America, 10.25%,
              4/1/07.............................     1,150
                                                   --------
                                                      4,269
                                                   --------
Steel (1.6%):
   1,250    LTV Corp., 11.75%, 11/15/09 (c)......     1,306
     200    Metals USA, Inc., 8.63%, 2/15/08.....       191
   1,500    NS Group, Inc., 13.50%, 7/15/03......     1,553
     250    Ryerson Tull, Inc., 8.50%, 7/15/01...       254
                                                   --------
                                                      3,304
                                                   --------
Surface Transport (0.5%):
   1,000    Allied Holdings, Inc., Series B,
              8.63%, 10/1/07.....................       886
     325    AmeriTruck Distribution, Series B,
              12.25%, 11/15/05 (d)...............        11
     150    Newport News Shipbuilding, 9.25%,
              12/1/06............................       150
                                                   --------
                                                      1,047
                                                   --------
Telecommunications/Mobile, Cellular (17.8%):
   1,000    Alaska Communications, 9.38%,
              5/15/09............................       973
     350    American Cellular Corp., 10.50%,
              5/15/08............................       389
     325    Arch Communication, Inc., 12.75%,
              7/1/07.............................       259
     725    Call-Net Enterprises, Inc.,
              0.00%/9.27%, 8/15/07...............       433
     525    Call-Net Enterprises, Inc.,
              0.00%/8.94%, 8/15/08...............       272
   1,750    Centennial Cellular Corp., 10.75%,
              12/15/08...........................     1,880
   1,500    Convergent Communication, 13.00%,
              4/1/08.............................     1,061
   2,000    Crown Castle International Corp.,
              9.50%, 8/1/11 (c)..................     2,009
     500    Dobson/Sygnet, 12.25%, 12/15/08......       553

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications/Mobile, Cellular, continued:
 $ 1,000    DTI Holdings, Inc., 0.00%/12.50%,
              3/1/08.............................  $    359
   1,000    Exodus Communication, 10.75%,
              12/15/09 (c).......................     1,023
   1,630    GCI, Inc., 9.75%, 8/1/07.............     1,523
   1,750    Global Crossing Holding, Ltd, 9.13%,
              11/15/06 (c).......................     1,738
   1,250    Globenet Communication Group, Ltd.,
              13.00%, 7/15/07 (c)................     1,280
     550    Hermes Europe Railtel, 11.50%,
              8/15/07............................       569
     225    Hermes Europe Railtel, 10.38%,
              1/15/09............................       223
     450    ICG Holdings, Inc., 0.00%/12.50%,
              5/1/06.............................       339
     400    ICG Holdings, Inc., 0.00%/11.63%,
              3/15/07............................       262
   1,475    IXC Communications, Inc., 9.00%,
              4/15/08............................     1,497
   1,025    Level 3 Communications, Inc.,
              0.00%/10.50%, 12/1/08..............       625
     750    McLeodUSA, Inc., 0.00%/10.50%,
              3/1/07.............................       619
     150    McLeodUSA, Inc., 9.25%, 7/15/07......       151
     100    McLeodUSA, Inc., 8.38%, 3/15/08......        95
     225    McLeodUSA, Inc., 8.13%, 2/15/09......       211
     975    Metrocall, Inc., 10.38%, 10/1/07.....       609
     250    Metromedia Fiber Network, 10.00%,
              11/15/08...........................       257
   1,250    Metromedia Fiber Network, 10.00%,
              12/15/09...........................     1,288
   1,500    Nextel Communication, 9.38%, 11/15/09
              (c)................................     1,478
   2,000    Nextel Communications, 9.75%,
              8/15/04............................     2,069
   1,500    Nextlink Communications, 10.50%,
              12/1/09 (c)........................     1,529
     400    Orange PLC., 8.00%, 8/1/08...........       406
     275    Pathnet, Inc., 12.25%, 4/15/08.......       175
     500    Price Communication Wire, 9.13%,
              12/15/06...........................       509
   1,000    Psinet, Inc., 10.50%, 12/1/06 (c)....     1,013
     250    Psinet, Inc., 11.50%, 11/1/08........       263
     350    Psinet, Inc., Series B, 10.00%,
              2/15/05............................       348
   1,075    Qwest Communications International,
              0.00%/9.47%, 10/15/07..............       876
     200    Qwest Communications International,
              7.50%, 11/1/08.....................       197

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications/Mobile, Cellular, continued:
 $   750    RCN Corp., 10.13%, 1/15/10...........  $    750
   1,500    Rogers Cantel, Inc., 8.80%,
              10/1/07............................     1,514
     900    Rogers Communications, 8.88%,
              7/15/07............................       905
     586    Rural Cellular, 9.63%, 5/15/08.......       602
   1,125    Splitrock Services, Inc., 11.75%,
              7/15/08............................     1,058
     400    Telesystem International Wireless,
              Inc., Series B, 0.00%/13.25%,
              6/30/07............................       250
     350    Telesystem International Wireless,
              Inc., Series C, 0.00%/10.50%,
              11/1/07............................       193
     250    USA Mobile Communications, 14.00%,
              11/1/04............................       230
     150    Verio, Inc., 11.25%, 12/1/08.........       158
     400    Viatel, Inc., 0.00%/12.50%,
              4/15/08............................       256
   1,000    Voicestream Wire, 10.38%, 11/15/09
              (c)................................     1,035
     125    World Access, Inc., 13.25%,
              1/15/08............................       113
                                                   --------
                                                     36,424
                                                   --------
  Total Corporate Bonds                             193,558
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (7.2%):
Master Notes (1.0%):
     401    Bear Stearns, 6.27%, 7/6/99*.........       401
     723    Lehman Brothers, 4.88%, 1/3/00*......       723
     401    Merrill Lynch, 4.68%, 1/3/00*........       401
     217    NationsBanc, 6.20%, 7/1/99*..........       217
     144    PHH CFC Leasing, 5.10%, 8/11/99*.....       144
     168    Willamette Industries, Inc., 5.07%,
              9/14/99*...........................       168
                                                   --------
                                                      2,054
                                                   --------
Put Bonds (4.3%):
     803    Amex Centurion, 5.10%, 5/5/00*.......       803
     401    Bear Stearns, 6.23%, 1/7/00*.........       401
     401    Branch Banking & Trust, 5.14%,
              5/25/00*...........................       401
     321    Caterpillar Finance, 5.20%,
              5/1/01*............................       321
     401    Chase Manhattan, 5.26%, 5/6/02*......       401
     401    Chase Manhattan, 5.17%, 5/4/01*......       401
     401    Fleet National Bank, 5.07%,
              4/18/00*...........................       401
     401    Ford Motor Credit, 5.14%,
              11/27/00*..........................       405
     401    GMAC, 5.23%, 4/30/01*................       401
     401    GMAC, 5.22%, 5/03/01*................       401
     602    Jackson National, 6.37%, 5/15/00*....       602
     401    JP Morgan and Co., 5.10%, 5/4/00*....       401
     401    JP Morgan and Co., 5.16%, 5/4/01*....       401

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $   562    Liberty Lighthouse, 5.15%, 5/5/00*...  $    562
     401    Merrill Lynch, 5.31%, 5/6/02*........       401
     530    Morgan Stanley, 5.25%, 1/21/00*......       530
     401    Salomon Smith Barney, 5.38%,
              4/12/01*...........................       401
     401    Sigma Finance, Inc., 5.14%,
              3/31/00*...........................       401
     723    SPARCC, 5.38%, 3/24/00*..............       723
                                                   --------
                                                      8,758
                                                   --------
Repurchase Agreements (1.9%):
   1,604    Goldman Sachs, 4.59%, 1/3/00,
              (Collateralized by $1,850 various
              Corporate Bonds, 0.00% - 7.60%,
              11/7/00 - 9/15/29, market value
              $1,717)............................     1,604
     802    Goldman Sachs, 4.59%, 1/3/00
              (Collateralized by $885 various
              Corporate Bonds, 0.01% -- 8.30%,
              7/21/00 -- 2/15/28, market value
              $872)..............................       802
     302    Lehman Brothers, 4.65%, 1/3/00
              (Collateralized by $317 various
              Commercial Paper, 0.00%, 1/10/00 --
              5/23/00, market value $317)........       302
   1,204    Paine Webber, 4.65%, 1/3/00
              (Collateralized by $1,309 various
              Corporate Bonds, 0.00% -- 6.63%,
              3/1/00 -- 12/15/29, market value
              $1,264)............................     1,204
                                                   --------
                                                      3,912
                                                   --------
  Total Short-Term Securities Held as Collateral     14,724
                                                   --------
COMMERCIAL PAPER (1.5%):
Financial Services (1.5%):
   1,000    Ford Motor Credit Corp., 6.48%,
              1/12/00............................       999
   1,000    General Electric Capital Corp.,
              6.00%, 1/12/00.....................       999
   1,000    John Deere Capital Corp., 6.15%,
              1/12/00............................       998
                                                   --------
  Total Commercial Paper                              2,996
                                                   --------
INVESTMENT COMPANIES (0.7%):
   1,386    One Group Prime Money Market Fund,
              Class I............................     1,386
                                                   --------
  Total Investment Companies                          1,386
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
PREFERRED STOCKS (0.3%):
Broadcast Radio & TV (0.2%):
 $     1    Capstar Broadcasting, Inc., 12.00%,
              PIK................................  $    107
       4    Sinclair Capital, 11.63%.............       351
                                                   --------
                                                        458
                                                   --------
Cable Television (0.0%):
       0    Pegasus Communications, 12.75%, PIK
              (b)................................         1
                                                   --------
Food Service (0.0%):
       1    Nebco Evans Holding Co., 11.25%,
              PIK................................        14
                                                   --------
Health Care (0.0%):
       0    River Holding Corp., Series B,
              11.50%, PIK (b)....................         0
                                                   --------
Oil & Gas (0.0%):
      41    Transcontinental Refining Corp.,
              6.00%..............................        27
      21    Transcontinental Refining Corp.,
              Class B............................         1
      11    Transcontinental Refining Corp.,
              Class C............................         1
      62    Transcontinental Refining Corp.,
              Class E............................         4
      30    Transcontniental Refining Corp.,
              Class D............................         2
                                                   --------
                                                         35
                                                   --------
Telecommunications/Mobile, Cellular (0.1%):
       0    Nextel Communications, 11.13%, PIK
              (b)................................       146
                                                   --------
  Total Preferred Stocks                                654
                                                   --------
COMMON STOCKS (0.3%):
Oil & Gas (0.2%):
       9    Weatherford International............       340
                                                   --------
Telecommunications/Mobile, Cellular (0.1%):
       8    Convergent Communications............       129
       2    Viatel, Inc..........................        86
       0    World Access, Inc. (b)...............         8
                                                   --------
                                                        223
                                                   --------
  Total Common Stocks                                   563
                                                   --------
WARRANTS (0.1%):
Cable Television (0.0%):
       0    Pegasus Communications (b)...........        11
       0    UIH Australia/Pacific (b)............         8
                                                   --------
                                                         19
                                                   --------
Telecommunications/Mobile, Cellular (0.1%):
       5    DTI Holdings, Inc. (c)...............         1
       0    Metronet Communications, Inc. (b)....        28

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
WARRANTS, CONTINUED:
Telecommunications/Mobile, Cellular, continued:
       0    Pathnet, Inc. (b) (c)................  $      3
       1    Splitrock Services, Inc..............       124
                                                   --------
                                                        156
                                                   --------
  Total Warrants                                        175
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
RIGHTS (0.0%):
Retailers (0.0%):
       1    G & G Retail, Inc....................  $      1
                                                   --------
  Total Rights                                            1
                                                   --------
Total (Cost $223,169) (a)                          $214,057
                                                   ========

------------

Percentages indicated are based on net assets of $204,429.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  2,160
                   Unrealized depreciation......................   (11,272)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ (9,112)
                                                                  ========

(b) Amount is less than 1,000.

(c) Security exempt from registration under Rule 144A of the Securitues Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $31,242 or 15.28% of net assets.

(d) AmeriTruck Distribution, which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $20 and amortized cost of $345.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

PIK Paid In Kind

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                ULTRA
                                                              SHORT-TERM    SHORT-TERM    INTERMEDIATE
                                                              BOND FUND     BOND FUND      BOND FUND      BOND FUND
                                                              ----------    ----------    ------------    ----------
ASSETS:
Investments, at cost........................................   $297,907      $869,127      $1,741,714     $1,889,475
Unrealized appreciation (depreciation) from investments.....     (2,737)       (7,791)        (47,029)       (39,305)
                                                               --------      --------      ----------     ----------
Investments, at value.......................................    295,170       861,336       1,694,685      1,850,170
Cash........................................................          1            --              --             --
Interest and dividends receivable...........................      1,602         8,176          14,152         12,410
Receivable for capital shares issued........................        400            17              39             87
Receivable from brokers for investments sold................         46             4             110         10,472
Prepaid expenses and other assets...........................          2            12              23             38
                                                               --------      --------      ----------     ----------
TOTAL ASSETS................................................    297,221       869,545       1,709,009      1,873,177
                                                               --------      --------      ----------     ----------
LIABILITIES:
Payable to brokers for investments purchased................         --           473              --         12,035
Payable for capital shares redeemed.........................         34            12              77            134
Payable for return of collateral received for securities on
  loan......................................................         --       112,160         243,302        295,644
Accrued expenses and other payables:
  Investment advisory fees..................................         70           207             461            519
  Administration fees.......................................          8            58             103            103
  12b-1 fees................................................         10            11              80             47
  Other.....................................................         66           173             212             65
                                                               --------      --------      ----------     ----------
TOTAL LIABILITIES...........................................        188       113,094         244,235        308,547
                                                               --------      --------      ----------     ----------
NET ASSETS:
Capital.....................................................    304,982       776,170       1,520,896      1,619,553
Undistributed (distributions in excess of) net investment
  income....................................................        135           (57)             62           (176)
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions.......................     (5,347)      (11,871)         (9,155)       (15,442)
Net unrealized appreciation (depreciation) from investments
  and futures...............................................     (2,737)       (7,791)        (47,029)       (39,305)
                                                               --------      --------      ----------     ----------
NET ASSETS..................................................   $297,033      $756,451      $1,464,774     $1,564,630
                                                               ========      ========      ==========     ==========
NET ASSETS:
  Class I...................................................   $264,347      $729,689      $1,256,125     $1,382,170
  Class A...................................................     26,257        21,199         139,703        161,919
  Class B...................................................      6,429         5,563          39,490         18,923
  Class C...................................................         --            --          29,456          1,618
                                                               --------      --------      ----------     ----------
Total.......................................................   $297,033      $756,451      $1,464,774     $1,564,630
                                                               ========      ========      ==========     ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................     27,175        70,884         125,012        137,949
  Class A...................................................      2,700         2,061          13,903         16,166
  Class B...................................................        665           537           3,969          1,889
  Class C...................................................         --            --           2,959            161
                                                               --------      --------      ----------     ----------
Total.......................................................     30,540        73,482         145,843        156,165
                                                               ========      ========      ==========     ==========
Net Asset Value
  Class I Offering and redemption price per share...........   $   9.73      $  10.29      $    10.05     $    10.02
                                                               ========      ========      ==========     ==========
  Class A Redemption price per share........................   $   9.72      $  10.28      $    10.05     $    10.02
                                                               ========      ========      ==========     ==========
    Maximum sales charge....................................       3.00%         3.00%           4.50%          4.50%
                                                               ========      ========      ==========     ==========
    Maximum offering price per share (100%/(100% -- maximum
      sales charge) of net asset value adjusted to nearest
      cent).................................................   $  10.02      $  10.60      $    10.52     $    10.49
                                                               ========      ========      ==========     ==========
  Class B Offering price per share (a)......................   $   9.67      $  10.36      $     9.95     $    10.02
                                                               ========      ========      ==========     ==========
  Class C Offering price per share (a)......................                               $     9.95     $    10.08
                                                                                           ==========     ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                                INCOME      GOVERNMENT    TREASURY &     HIGH YIELD
                                                              BOND FUND     BOND FUND     AGENCY FUND    BOND FUND
                                                              ----------    ----------    -----------    ----------
ASSETS:
Investments, at cost........................................  $1,703,027    $1,047,570     $236,263       $223,169
Unrealized appreciation (depreciation) from investments.....    (32,893)      (29,440)       (8,269)        (9,112)
                                                              ----------    ----------     --------       --------
Investments, at value.......................................  1,670,134     1,018,130       227,994        214,057
Cash........................................................         --             1            --            100
Interest and dividends receivable...........................     19,296         8,431         3,190          5,198
Receivable for capital shares issued........................         15            66            76              4
Receivable from brokers for investments sold................        260            18            --             --
Deferred organizational costs...............................          2            --            --             --
Prepaid expenses and other assets...........................         17             7             1              3
                                                              ----------    ----------     --------       --------
TOTAL ASSETS................................................  1,689,724     1,026,653       231,261        219,362
                                                              ----------    ----------     --------       --------
LIABILITIES:
Payable to brokers for investments purchased................        228            --            --             25
Payable for capital shares redeemed.........................         22            63           117             11
Net payable for variation margin on futures contracts.......         --            11            --             --
Payable for return of collateral received for securities on
  loan......................................................    296,277        20,231        31,954         14,724
Accrued expenses and other payables:
  Investment advisory fees..................................        488           379            34            103
  Administration fees.......................................         99            62             9             14
  12b-1 fees................................................         18            50            55              9
  Other.....................................................        264            62            92             47
                                                              ----------    ----------     --------       --------
TOTAL LIABILITIES...........................................    297,396        20,858        32,261         14,933
                                                              ----------    ----------     --------       --------
NET ASSETS:
Capital.....................................................  1,498,588     1,055,198       207,844        218,195
Undistributed (distributions in excess of) net investment
  income....................................................        322          (103)           --             --
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions.......................    (73,689)      (19,821)         (575)        (4,654)
Net unrealized appreciation (depreciation) from investments
  and futures...............................................    (32,893)      (29,479)       (8,269)        (9,112)
                                                              ----------    ----------     --------       --------
NET ASSETS..................................................  $1,392,328    $1,005,795     $199,000       $204,429
                                                              ==========    ==========     ========       ========
NET ASSETS:
  Class I...................................................  $1,347,105    $ 912,279      $ 72,233       $183,490
  Class A...................................................      30,533       41,218        61,875         13,524
  Class B...................................................      14,690       49,795        64,892          5,975
  Class C...................................................         --         2,503            --          1,440
                                                              ----------    ----------     --------       --------
Total.......................................................  $1,392,328    $1,005,795     $199,000       $204,429
                                                              ==========    ==========     ========       ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................    179,990        96,422         7,517         19,349
  Class A...................................................      4,082         4,356         6,439          1,427
  Class B...................................................      1,956         5,262         6,756            629
  Class C...................................................         --           264            --            152
                                                              ----------    ----------     --------       --------
Total.......................................................    186,028       106,304        20,712         21,557
                                                              ==========    ==========     ========       ========
Net Asset Value
  Class I Offering and redemption price per share...........  $    7.48     $    9.46      $   9.61       $   9.48
                                                              ==========    ==========     ========       ========
  Class A Redemption price per share........................  $    7.48     $    9.46      $   9.61       $   9.48
                                                              ==========    ==========     ========       ========
    Maximum sales charge....................................       4.50%         4.50%         3.00%          4.50%
                                                              ==========    ==========     ========       ========
    Maximum offering price per share (100%/(100% -- maximum
      sales charge) of net asset value adjusted to nearest
      cent).................................................  $    7.83     $    9.91      $   9.91       $   9.93
                                                              ==========    ==========     ========       ========
  Class B Offering price per share (a)......................  $    7.51     $    9.46      $   9.60       $   9.49
                                                              ==========    ==========     ========       ========
  Class C Offering price per share (a)......................                $    9.47                     $   9.49
                                                                            ==========                    ========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                      ULTRA
                                                    SHORT-TERM    SHORT-TERM    INTERMEDIATE
                                                    BOND FUND     BOND FUND      BOND FUND      BOND FUND
                                                    ----------    ----------    ------------    ---------
INVESTMENT INCOME:
Interest income...................................   $ 9,078       $25,356        $ 51,646      $ 52,145
Discount accretion................................       364         1,264           2,598         5,437
Premium amortization..............................      (716)       (2,655)         (5,441)       (6,415)
Dividend income...................................       270           452           1,655         1,689
Income from securities lending....................        --           206              --           420
                                                     -------       -------        --------      --------
Total Income......................................     8,996        24,623          50,458        53,276
                                                     -------       -------        --------      --------
EXPENSES:
Investment advisory fees..........................       822         2,384           4,613         4,658
Administration fees...............................       241           641           1,241         1,252
12b-1 fees (Class A)..............................        49            38             229           304
12b-1 fees (Class B)..............................        31            27             195            85
12b-1 fees (Class C)..............................        --            --             114             5
Custodian fees....................................        13            16              47            31
Legal and audit fees..............................         6             3               8             8
Trustees' fees and expenses.......................         4             7              12             9
Transfer agent fees...............................        17            82             172           285
Registration and filing fees......................        36            23              20            22
Printing costs....................................         7            21             102            55
Other.............................................        13            32              13            33
                                                     -------       -------        --------      --------
Total expenses before waivers.....................     1,239         3,274           6,766         6,747
Less waivers......................................      (581)       (1,130)         (1,865)       (1,776)
                                                     -------       -------        --------      --------
Net Expenses......................................       658         2,144           4,901         4,971
                                                     -------       -------        --------      --------
Net Investment Income.............................     8,338        22,479          45,557        48,305
                                                     -------       -------        --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment and
  futures transactions............................      (112)         (124)         (2,628)        2,953
Net change in unrealized appreciation
  (depreciation) from investments and futures.....    (1,302)       (7,925)        (31,992)      (52,108)
                                                     -------       -------        --------      --------
Net realized/unrealized gains (losses) from
  investments and futures.........................    (1,414)       (8,049)        (34,620)      (49,155)
                                                     -------       -------        --------      --------
Change in net assets resulting from operations....   $ 6,924       $14,430        $ 10,937      $   (850)
                                                     =======       =======        ========      ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                   INCOME      GOVERNMENT    TREASURY &     HIGH YIELD
                                                  BOND FUND    BOND FUND     AGENCY FUND    BOND FUND
                                                  ---------    ----------    -----------    ----------
INVESTMENT INCOME:
Interest income.................................  $ 48,213      $ 32,881       $ 7,361       $ 8,085
Discount accretion..............................     2,364         3,155           662         1,136
Premium amortization............................    (3,678)       (1,474)       (1,538)         (109)
Dividend income.................................       508           749            43           190
Income from securities lending..................       394           113            19            15
                                                  --------      --------       -------       -------
Total Income....................................    47,801        35,424         6,547         9,317
                                                  --------      --------       -------       -------
EXPENSES:
Investment advisory fees........................     4,227         2,373           427           687
Administration fees.............................     1,137           851           173           148
12b-1 fees (Class A)............................        54            76           121            21
12b-1 fees (Class B)............................        78           262           342            24
12b-1 fees (Class C)............................        --             9            --             3
Custodian fees..................................        31            19             5             8
Legal and audit fees............................         6             5             4             5
Organizations costs.............................         2            --            --            --
Trustees' fees and expenses.....................        16             6             2             2
Transfer agent fees.............................       130            91             9            22
Registration and filing fees....................        43            41            55            43
Printing costs..................................        56            30             8             6
Other...........................................        47            26             7            16
                                                  --------      --------       -------       -------
Total expenses before waivers...................     5,827         3,789         1,153           985
Less waivers....................................    (1,409)         (215)         (423)         (146)
                                                  --------      --------       -------       -------
Net Expenses....................................     4,418         3,574           730           839
                                                  --------      --------       -------       -------
Net Investment Income...........................    43,383        31,850         5,817         8,478
                                                  --------      --------       -------       -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment and
  futures transactions..........................      (945)       (4,990)         (395)       (3,452)
Net change in unrealized appreciation
  (depreciation) from investments and futures...   (35,371)      (24,560)       (3,521)       (3,522)
                                                  --------      --------       -------       -------
Net realized/unrealized gains (losses) from
  investments and futures.......................   (36,316)      (29,550)       (3,916)       (6,974)
                                                  --------      --------       -------       -------
Change in net assets resulting from
  operations....................................  $  7,067      $  2,300       $ 1,901       $ 1,504
                                                  ========      ========       =======       =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                    ULTRA SHORT-TERM
                                        BOND FUND             SHORT-TERM BOND FUND               INTERMEDIATE BOND FUND
                                -------------------------   -------------------------   ----------------------------------------
                                 SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS    SIX MONTHS       YEAR
                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                    1999          1999          1999          1999          1999        1999 (a)        1998
                                ------------   ----------   ------------   ----------   ------------   ----------   ------------
                                (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)..................    $  8,338      $ 13,896      $ 22,479      $ 38,748     $   45,557    $  34,900      $ 35,381
    Net realized gains
      (losses) from investment
      and futures
      transactions............        (112)         (691)         (124)        1,942         (2,628)        (379)        2,568
    Net change in unrealized
      appreciation
      (depreciation) from
      investments and
      futures.................      (1,302)       (2,163)       (7,925)      (10,835)       (31,992)     (37,645)        4,718
                                  --------      --------      --------      --------     ----------    ----------     --------
Change in net assets resulting
  from operations.............       6,924        11,042        14,430        29,855         10,937       (3,124)       42,667
                                  --------      --------      --------      --------     ----------    ----------     --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment
      income..................      (7,449)      (12,265)      (21,747)      (37,526)       (40,213)     (31,201)      (30,769)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income..................        (743)       (1,232)         (594)         (969)        (3,742)      (2,929)       (4,974)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
      income..................        (151)         (268)         (132)         (253)        (1,003)        (512)          (36)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
      income..................                                                                 (590)        (193)
                                  --------      --------      --------      --------     ----------    ----------     --------
Change in net assets from
  shareholder distributions...      (8,343)      (13,765)      (22,473)      (38,748)       (45,548)     (34,835)      (35,779)
                                  --------      --------      --------      --------     ----------    ----------     --------
CAPITAL TRANSACTIONS:
Change in net assets from
  share transactions..........       8,155        75,609       (66,886)      227,171        (65,776)     946,582       124,243
                                  --------      --------      --------      --------     ----------    ----------     --------
Change in net assets..........       6,736        72,886       (74,929)      218,278       (100,387)     908,623       131,131
NET ASSETS:
    Beginning of period.......     290,297       217,411       831,380       613,102      1,565,161      656,538       525,407
                                  --------      --------      --------      --------     ----------    ----------     --------
    End of period.............    $297,033      $290,297      $756,451      $831,380     $1,464,774    $1,565,161     $656,538
                                  ========      ========      ========      ========     ==========    ==========     ========

------------

(a) Upon reorganizing as a fund of the One Group, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                               BOND FUND                               INCOME BOND FUND
                                ----------------------------------------   ----------------------------------------
                                 SIX MONTHS    SIX MONTHS       YEAR        SIX MONTHS    SIX MONTHS       YEAR
                                   ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                    1999        1999 (a)        1998           1999        1999 (b)        1998
                                ------------   ----------   ------------   ------------   ----------   ------------
                                (UNAUDITED)                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)..................   $   48,305    $   49,325    $   85,685     $   43,383    $   27,787    $  11,949
    Net realized gains
      (losses) from investment
      and futures
      transactions............        2,953           156         3,839           (945)        1,520        3,788
    Net change in unrealized
      appreciation
      (depreciation) from
      investments and
      futures.................      (52,108)      (63,408)       21,184        (35,371)      (46,355)      (2,293)
                                 ----------    ----------    ----------     ----------    ----------    ---------
Change in net assets resulting
  from operations.............         (850)      (13,927)      110,708          7,067       (17,048)      13,444
                                 ----------    ----------    ----------     ----------    ----------    ---------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment
      income..................      (42,596)      (42,447)      (73,570)       (42,036)      (27,011)     (11,104)
    From net realized gains
      from investment
      transactions............           --            --            --             --        (2,726)      (2,199)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income..................       (5,218)       (6,544)      (12,214)          (920)         (705)        (707)
    From net realized gains
      from investment
      transactions............           --            --            --             --          (114)         (85)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
      income..................         (452)         (290)         (313)          (410)         (247)         (26)
    From net realized gains
      from investment
      transactions............           --            --            --             --            (5)          (3)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
      income..................          (27)           (4)
                                 ----------    ----------    ----------     ----------    ----------    ---------
Change in net assets from
  shareholder distributions...      (48,293)      (49,285)      (86,097)       (43,366)      (30,808)     (14,124)
                                 ----------    ----------    ----------     ----------    ----------    ---------
CAPITAL TRANSACTIONS:
Change in net assets from
  share transactions..........       88,921        75,484       257,166         52,013     1,022,375      299,866
                                 ----------    ----------    ----------     ----------    ----------    ---------
Change in net assets..........       39,778        12,272       281,777         15,714       974,519      299,186
NET ASSETS:
    Beginning of period.......    1,524,852     1,512,580     1,230,803      1,376,614       402,095      102,909
                                 ----------    ----------    ----------     ----------    ----------    ---------
    End of period.............   $1,564,630    $1,524,852    $1,512,580     $1,392,328    $1,376,614    $ 402,095
                                 ==========    ==========    ==========     ==========    ==========    =========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Bond Fund became the One Group Bond Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999 represent the Pegasus Bond Fund.

(b) Upon reorganizing as a fund of the One Group, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                  GOVERNMENT BOND FUND       TREASURY & AGENCY FUND        HIGH YIELD BOND FUND
                                -------------------------   -------------------------   ---------------------------
                                 SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS    NOVEMBER 13,
                                   ENDED         ENDED         ENDED         ENDED         ENDED           1998
                                DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,   TO JUNE 30,
                                    1999          1999          1999          1999          1999         1999 (a)
                                ------------   ----------   ------------   ----------   ------------   ------------
                                (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income
      (loss)..................   $   31,850    $   60,356     $  5,817      $ 10,761      $  8,478       $  4,101
    Net realized gains
      (losses) from investment
      and futures
      transactions............       (4,990)          509         (395)        1,522        (3,452)          (724)
    Net change in unrealized
      appreciation
      (depreciation) from
      investments and
      futures.................      (24,560)      (41,455)      (3,521)       (7,604)       (3,522)        (2,977)
                                 ----------    ----------     --------      --------      --------       --------
Change in net assets resulting
  from operations.............        2,300        19,410        1,901         4,679         1,504            400
                                 ----------    ----------     --------      --------      --------       --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment
      income..................      (29,176)      (56,313)      (2,191)       (5,060)       (7,706)        (3,864)
    From net realized gains
      from investment
      transactions............           --            --         (135)         (654)           --             --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income..................       (1,267)       (2,114)      (1,911)       (3,606)         (543)          (190)
    From net realized gains
      from investment
      transactions............           --            --         (122)         (484)           --             --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
      income..................       (1,362)       (1,922)      (1,715)       (2,095)         (201)           (47)
    From net realized gains
      from investment
      transactions............           --            --         (124)         (273)           --             --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
      income..................          (48)           (7)                                     (28)            --(b)
                                 ----------    ----------     --------      --------      --------       --------
Change in net assets from
  shareholder distributions...      (31,853)      (60,356)      (6,198)      (12,172)       (8,478)        (4,101)
                                 ----------    ----------     --------      --------      --------       --------
CAPITAL TRANSACTIONS:
Change in net assets from
  share transactions..........      (26,533)      198,840      (19,427)       87,448        58,808        156,296
                                 ----------    ----------     --------      --------      --------       --------
Change in net assets..........      (56,086)      157,894      (23,724)       79,955        51,834        152,595
NET ASSETS:
    Beginning of period.......    1,061,881       903,987      222,724       142,769       152,595             --
                                 ----------    ----------     --------      --------      --------       --------
    End of period.............   $1,005,795    $1,061,881     $199,000      $222,724      $204,429       $152,595
                                 ==========    ==========     ========      ========      ========       ========

------------

(a) Period from commencement of operations.

(b) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                  SHORT-TERM    INTERMEDIATE                    INCOME      TREASURY &
                                                     BOND           BOND           BOND          BOND         AGENCY
                                                     FUND           FUND           FUND          FUND          FUND
                                                  ----------    ------------    -----------    ---------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES:
    Total Net Investment Income...............    $  22,479     $    45,557     $    48,305    $  43,383     $  5,817
                                                  ---------     -----------     -----------    ---------     --------
Adjustments to reconcile net investment income
  to net cash provided (used) by operating
  activities:
    Purchases of investments..................     (299,460)     (3,770,842)     (2,961,286)    (433,827)     (51,404)
    Proceeds from disposition of investment
      securities..............................      363,832       3,830,807       2,872,076      382,026       69,516
    Decrease (increase) investments purchased
      with cash collateral from securities
      lending.................................       20,003          25,208             452      (22,384)       2,400
    Decrease (increase) in dividends and
      interest receivable.....................        1,248             233            (907)      (1,320)         240
    Increase (decrease) in payable for return
      of collateral received from securities
      lending.................................      (20,003)        (25,208)           (452)      22,384       (2,400)
    Increase (decrease) in accrued expenses...         (169)           (345)           (294)        (203)         (70)
    Net amortization/accretion from
      investments.............................        1,391           2,843             978        1,314          876
                                                  ---------     -----------     -----------    ---------     --------
      Net cash provided (used) by operating
         activities...........................       89,321         108,253         (41,128)      (8,627)      24,975
CASH FLOWS FROM FINANCING ACTIVITIES:
    Proceeds from shares issued...............       71,958         173,842         300,552      180,334       25,548
    Cost of shares redeemed...................     (139,903)       (242,444)       (224,166)    (129,977)     (48,157)
    Cash distributions paid...................      (21,376)(a)     (39,673)(b)     (35,269)(c)   (41,739)(d)    (2,366)(e)
                                                  ---------     -----------     -----------    ---------     --------
    Net cash provided (used) by financing
      activities..............................      (89,321)       (108,275)         41,117        8,618      (24,975)
Net increase (decrease) in cash...............           --             (22)            (11)          (9)          --
Cash:
    Beginning balance.........................           --              22              11            9           --
                                                  ---------     -----------     -----------    ---------     --------
    Ending balance............................    $      --     $        --     $        --    $      --     $     --
                                                  =========     ===========     ===========    =========     ========

------------

(a) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,097.

(b) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $5,875.

(c) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $13,024.

(d) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,627.

(e) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $3,832.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                         ULTRA SHORT-TERM               SHORT-TERM           INTERMEDIATE
                                                             BOND FUND                   BOND FUND            BOND FUND
                                                     -------------------------   -------------------------   ------------
                                                      SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS
                                                        ENDED         ENDED         ENDED         ENDED         ENDED
                                                     DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                         1999          1999          1999          1999          1999
                                                     ------------   ----------   ------------   ----------   ------------
                                                     (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
 Proceeds from shares issued.......................    $46,869       $134,162     $  56,360      $116,291     $  95,792
 Proceeds from shares issued in Pegasus
   acquisition.....................................         --             --            --       299,075            --
 Proceeds from shares issued in conversion.........         --             --            --            --            --
 Dividends reinvested..............................        125            302           525           866           535
 Cost of shares redeemed...........................    (41,252)       (60,288)     (124,303)     (195,425)     (195,867)
                                                       -------       --------     ---------      --------     ---------
 Change in net assets from Class I Share
   transactions....................................    $ 5,742       $ 74,176     $ (67,418)     $220,807     $ (99,540)
                                                       =======       ========     =========      ========     =========
CLASS A SHARES:
 Proceeds from shares issued.......................    $ 9,202       $ 20,412     $  14,248      $  7,482     $  48,380
 Proceeds from shares issued in Pegasus
   acquisition.....................................         --             --            --        13,936            --
 Dividends reinvested..............................        753            868           436           645         3,770
 Cost of shares redeemed...........................     (7,875)       (21,498)      (14,723)      (15,953)      (34,418)
                                                       -------       --------     ---------      --------     ---------
 Change in net assets from Class A Share
   transactions....................................    $ 2,080       $   (218)    $     (39)     $  6,110     $  17,732
                                                       =======       ========     =========      ========     =========
CLASS B SHARES:
 Proceeds from shares issued.......................    $ 1,744       $  4,206     $   1,315      $  1,382     $   8,069
 Proceeds from shares issued in Pegasus
   acquisition.....................................         --             --            --           271            --
 Dividends reinvested..............................        131            197           136           226           924
 Cost of shares redeemed...........................     (1,542)        (2,752)         (880)       (1,625)       (6,302)
                                                       -------       --------     ---------      --------     ---------
 Change in net assets from Class B Share
   transactions....................................    $   333       $  1,651     $     571      $    254     $   2,691
                                                       =======       ========     =========      ========     =========
CLASS C SHARES:
 Proceeds from shares issued.......................                                                           $  18,588
 Proceeds from shares issued in Pegasus
   acquisition.....................................                                                                  --
 Dividends reinvested..............................                                                                 646
 Cost of shares redeemed...........................                                                              (5,893)
                                                                                                              ---------
 Change in net assets from Class C Share
   transactions....................................                                                           $  13,341
                                                                                                              =========
SHARE TRANSACTIONS:

CLASS I SHARES:
 Issued............................................      4,807         13,642         5,445        11,046         9,405
 Issued in Pegasus acquisition.....................         --             --            --        28,482            --
 Issued in conversion..............................         --             --            --            --            --
 Reinvested........................................         13             31            51            82            53
 Redeemed..........................................     (4,234)        (6,137)      (12,004)      (18,623)      (19,279)
                                                       -------       --------     ---------      --------     ---------
 Change in Class I Shares..........................        586          7,536        (6,508)       20,987        (9,821)
                                                       =======       ========     =========      ========     =========
CLASS A SHARES:
 Issued............................................        945          2,080         1,379           711         4,761
 Issued in Pegasus acquisition.....................         --             --            --         1,327            --
 Reinvested........................................         77             88            42            61           370
 Redeemed..........................................       (809)        (2,188)       (1,424)       (1,519)       (3,382)
                                                       -------       --------     ---------      --------     ---------
 Change in Class A Shares..........................        213            (20)           (3)          580         1,749
                                                       =======       ========     =========      ========     =========
CLASS B SHARES:
 Issued............................................        180            429           126           130           801
 Issued in Pegasus acquisition.....................         --             --            --            26            --
 Reinvested........................................         14             20            13            21            92
 Redeemed..........................................       (159)          (281)          (84)         (153)         (626)
                                                       -------       --------     ---------      --------     ---------
 Change in Class B Shares..........................         35            168            55            24           267
                                                       =======       ========     =========      ========     =========
CLASS C SHARES:
 Issued............................................                                                               1,845
 Issued in Pegasus acquisition.....................                                                                  --
 Reinvested........................................                                                                  64
 Redeemed..........................................                                                                (585)
                                                                                                              ---------
 Change in Class C Shares..........................                                                               1,324
                                                                                                              =========

                                                           INTERMEDIATE
                                                             BOND FUND
                                                     -------------------------
                                                     SIX MONTHS       YEAR
                                                       ENDED         ENDED
                                                      JUNE 30,    DECEMBER 31,
                                                      1999 (a)        1998
                                                     ----------   ------------

CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.......................   $141,767      $148,957
 Proceeds from shares issued in Pegasus
   acquisition.....................................    811,565            --
 Proceeds from shares issued in conversion.........         --        24,556
 Dividends reinvested..............................      5,585        14,064
 Cost of shares redeemed...........................   (107,046)     (108,667)
                                                      --------      --------
 Change in net assets from Class I Share
   transactions....................................   $851,871      $ 78,910
                                                      ========      ========
CLASS A SHARES:
 Proceeds from shares issued.......................   $ 51,170      $ 67,341
 Proceeds from shares issued in Pegasus
   acquisition.....................................     61,562            --
 Dividends reinvested..............................      2,289         4,355
 Cost of shares redeemed...........................    (74,736)      (26,830)
                                                      --------      --------
 Change in net assets from Class A Share
   transactions....................................   $ 40,285      $ 44,866
                                                      ========      ========
CLASS B SHARES:
 Proceeds from shares issued.......................   $  8,892      $    525
 Proceeds from shares issued in Pegasus
   acquisition.....................................     31,409            --
 Dividends reinvested..............................        283            29
 Cost of shares redeemed...........................     (3,068)          (88)
                                                      --------      --------
 Change in net assets from Class B Share
   transactions....................................   $ 37,516      $    466
                                                      ========      ========
CLASS C SHARES:
 Proceeds from shares issued.......................   $  7,634
 Proceeds from shares issued in Pegasus
   acquisition.....................................     10,204
 Dividends reinvested..............................        122
 Cost of shares redeemed...........................     (1,050)
                                                      --------
 Change in net assets from Class C Share
   transactions....................................   $ 16,910
                                                      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued............................................     13,591        14,087
 Issued in Pegasus acquisition.....................     77,461            --
 Issued in conversion..............................         --         2,318
 Reinvested........................................        531         1,337
 Redeemed..........................................    (10,266)      (10,295)
                                                      --------      --------
 Change in Class I Shares..........................     81,317         7,447
                                                      ========      ========
CLASS A SHARES:
 Issued............................................      4,921         6,387
 Issued in Pegasus acquisition.....................      5,875            --
 Reinvested........................................        219           414
 Redeemed..........................................     (7,164)       (2,541)
                                                      --------      --------
 Change in Class A Shares..........................      3,851         4,260
                                                      ========      ========
CLASS B SHARES:
 Issued............................................        865            50
 Issued in Pegasus acquisition.....................      3,027            --
 Reinvested........................................         27             3
 Redeemed..........................................       (299)           (8)
                                                      --------      --------
 Change in Class B Shares..........................      3,620            45
                                                      ========      ========
CLASS C SHARES:
 Issued............................................        742
 Issued in Pegasus acquisition.....................        983
 Reinvested........................................         12
 Redeemed..........................................       (102)
                                                      --------
 Change in Class C Shares..........................      1,635
                                                      ========

------------

(a) Upon reorganizing as a fund of the One Group, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                    Bond Fund
                                                     ----------------------------------------
                                                      SIX MONTHS    Six Months       Year
                                                        ENDED         Ended         Ended
                                                     DECEMBER 31,    June 30,    December 31,
                                                         1999        1999 (a)        1998
                                                     ------------   ----------   ------------
                                                     (Unaudited)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.......................    $265,664      $229,160      $413,142
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --            --            --
 Proceeds from shares issued in conversion.........          --            --            --
 Dividends reinvested..............................       7,373        14,637        36,842
 Cost of shares redeemed...........................    (178,279)     (136,395)     (295,732)
                                                       --------      --------      --------
 Change in net assets from Class I Share
   transactions....................................    $ 94,758      $107,402      $154,252
                                                       ========      ========      ========
CLASS A SHARES:
 Proceeds from shares issued.......................    $ 24,601      $ 31,835      $169,562
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --            --            --
 Dividends reinvested..............................       5,215         5,639        10,307
 Cost of shares redeemed...........................     (42,498)      (75,039)      (82,545)
                                                       --------      --------      --------
 Change in net assets from Class A Share
   transactions....................................    $(12,682)     $(37,565)     $ 97,324
                                                       ========      ========      ========
CLASS B SHARES:
 Proceeds from shares issued.......................    $  8,336      $  6,139      $  5,939
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --            --            --
 Dividends reinvested..............................         410           230           251
 Cost of shares redeemed...........................      (3,099)       (1,184)         (600)
                                                       --------      --------      --------
 Change in net assets from Class B Share
   transactions....................................    $  5,647      $  5,185      $  5,590
                                                       ========      ========      ========
CLASS C SHARES:
 Proceeds from shares issued.......................    $  1,369      $    592
 Dividends reinvested..............................          26             1
 Cost of shares redeemed...........................        (197)         (131)
                                                       --------      --------
 Change in net assets from Class C Share
   transactions....................................    $  1,198      $    462
                                                       ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued............................................      26,047        21,673        38,580
 Issued in Pegasus acquisition.....................          --            --            --
 Issued in conversion..............................          --            --            --
 Reinvested........................................         728         1,373         3,454
 Redeemed..........................................     (17,491)      (12,881)      (27,545)
                                                       --------      --------      --------
 Change in Class I Shares..........................       9,284        10,165        14,489
                                                       ========      ========      ========
CLASS A SHARES:
 Issued............................................       2,402         2,992        15,864
 Issued in Pegasus acquisition.....................          --            --            --
 Reinvested........................................         512           532           966
 Redeemed..........................................      (4,163)       (7,103)       (7,686)
                                                       --------      --------      --------
 Change in Class A Shares..........................      (1,249)       (3,579)        9,144
                                                       ========      ========      ========
CLASS B SHARES:
 Issued............................................         818           584           554
 Issued in Pegasus acquisition.....................          --            --            --
 Reinvested........................................          40            22            24
 Redeemed..........................................        (305)         (112)          (56)
                                                       --------      --------      --------
 Change in Class B Shares..........................         553           494           522
                                                       ========      ========      ========
CLASS C SHARES:
 Issued............................................         134            56
 Reinvested........................................           2            --(c)
 Redeemed..........................................         (19)          (12)
                                                       --------      --------
 Change in Class C Shares..........................         117            44
                                                       ========      ========

                                                                 Income Bond Fund
                                                     ----------------------------------------
                                                      Six Months    Six Months       Year
                                                        Ended         Ended         Ended
                                                     December 31,    June 30,    December 31,
                                                         1999        1999 (b)        1998
                                                     ------------   ----------   ------------
                                                     (Unaudited)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.......................    $171,421      $ 82,599      $ 21,736
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --       987,407            --
 Proceeds from shares issued in conversion.........          --            --       330,845
 Dividends reinvested..............................         432         2,781         1,979
 Cost of shares redeemed...........................    (118,344)      (83,617)      (62,714)
                                                       --------      --------      --------
 Change in net assets from Class I Share
   transactions....................................    $ 53,509      $989,170      $291,846
                                                       ========      ========      ========
CLASS A SHARES:
 Proceeds from shares issued.......................    $  8,063      $  8,944      $ 11,205
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --        21,297            --
 Dividends reinvested..............................         810           560           698
 Cost of shares redeemed...........................      (9,154)      (13,742)       (3,980)
                                                       --------      --------      --------
 Change in net assets from Class A Share
   transactions....................................    $   (281)     $ 17,059      $  7,923
                                                       ========      ========      ========
CLASS B SHARES:
 Proceeds from shares issued.......................    $    848      $    971      $    148
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --        17,369            --
 Dividends reinvested..............................         385           144            24
 Cost of shares redeemed...........................      (2,448)       (2,338)          (76)
                                                       --------      --------      --------
 Change in net assets from Class B Share
   transactions....................................    $ (1,215)     $ 16,146      $     96
                                                       ========      ========      ========
CLASS C SHARES:
 Proceeds from shares issued.......................
 Dividends reinvested..............................
 Cost of shares redeemed...........................
 Change in net assets from Class C Share
   transactions....................................

SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued............................................      22,551        10,561         3,006
 Issued in Pegasus acquisition.....................          --       125,129            --
 Issued in conversion..............................          --            --        40,333
 Reinvested........................................          57           352           245
 Redeemed..........................................     (15,612)      (10,683)       (7,756)
                                                       --------      --------      --------
 Change in Class I Shares..........................       6,996       125,359        35,828
                                                       ========      ========      ========
CLASS A SHARES:
 Issued............................................       1,065         1,140         1,377
 Issued in Pegasus acquisition.....................          --         2,701            --
 Reinvested........................................         107            71            87
 Redeemed..........................................      (1,206)       (1,747)         (493)
                                                       --------      --------      --------
 Change in Class A Shares..........................         (34)        2,165           971
                                                       ========      ========      ========
CLASS B SHARES:
 Issued............................................         111           123            18
 Issued in Pegasus acquisition.....................          --         2,192            --
 Reinvested........................................          50            18             3
 Redeemed..........................................        (321)         (296)           (9)
                                                       --------      --------      --------
 Change in Class B Shares..........................        (160)        2,037            12
                                                       ========      ========      ========
CLASS C SHARES:
 Issued............................................
 Reinvested........................................
 Redeemed..........................................
 Change in Class C Shares..........................

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Bond Fund became the One Group Bond Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999 represent the Pegasus Bond Fund.

(b) Upon reorganizing as a fund of the One Group, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund.

(c) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                            Government               Treasury & Agency        High Yield
                                                             Bond Fund                     Fund               Bond Fund
                                                     -------------------------   -------------------------   ------------
                                                      SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS
                                                        ENDED         ENDED         ENDED         ENDED         ENDED
                                                     DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                         1999          1999          1999          1999          1999
                                                     ------------   ----------   ------------   ----------   ------------
                                                     (Unaudited)                 (Unaudited)                 (Unaudited)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.......................   $  87,463      $212,763      $  4,918      $ 14,674      $ 62,181
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --            --            --            --            --
 Proceeds from shares issued in Marquis
   acquisition.....................................          --       139,784            --            --            --
 Dividends reinvested..............................         237           349            99            71           288
 Cost of shares redeemed...........................    (113,151)     (202,815)      (11,211)      (27,558)      (10,112)
                                                      ---------      --------      --------      --------      --------
 Change in net assets from Class I Share
   transactions....................................   $ (25,451)     $150,081      $ (6,194)     $(12,813)     $ 52,357
                                                      =========      ========      ========      ========      ========
CLASS A SHARES:
 Proceeds from shares issued.......................   $   9,685      $ 22,234      $ 12,934      $ 76,947      $  9,505
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --            --            --            --            --
 Proceeds from shares issued in Marquis
   acquisition.....................................          --         3,008            --            --            --
 Dividends reinvested..............................       1,130         1,502         2,127         3,561           535
 Cost of shares redeemed...........................     (11,222)      (13,769)      (24,740)      (39,994)       (7,440)
                                                      ---------      --------      --------      --------      --------
 Change in net assets from Class A Share
   transactions....................................   $    (407)     $ 12,975      $ (9,679)     $ 40,514      $  2,600
                                                      =========      ========      ========      ========      ========
CLASS B SHARES:
 Proceeds from shares issued.......................   $   6,319      $ 42,690      $  7,152      $ 69,682      $  3,236
 Proceeds from shares issued in Pegasus
   acquisition.....................................          --            --            --            --            --
 Proceeds from shares issued in Marquis
   acquisition.....................................          --         1,211            --            --            --
 Dividends reinvested..............................       1,314         1,451         1,606         1,636           155
 Cost of shares redeemed...........................      (9,758)      (10,693)      (12,312)      (11,571)         (985)
                                                      ---------      --------      --------      --------      --------
 Change in net assets from Class B Share
   transactions....................................   $  (2,125)     $ 34,659      $ (3,554)     $ 59,747      $  2,406
                                                      =========      ========      ========      ========      ========
CLASS C SHARES:
   Proceeds from shares issued.....................   $   2,006      $  1,122                                  $  1,485
   Dividends reinvested............................          41             3                                        27
   Cost of shares redeemed.........................        (597)           --                                       (67)
                                                      ---------      --------                                  --------
   Change in net assets from Class C Share
     transactions..................................   $   1,450      $  1,125                                  $  1,445
                                                      =========      ========                                  ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued............................................       9,083        21,078           506         1,451         6,453
 Issued in Pegasus acquisition.....................          --            --            --            --            --
 Issued in Marquis acquisition.....................          --        13,813            --            --            --
 Reinvested........................................          25            35            10             7            30
 Redeemed..........................................     (11,794)      (20,081)       (1,149)       (2,733)       (1,059)
                                                      ---------      --------      --------      --------      --------
 Change in Class I Shares..........................      (2,686)       14,845          (633)       (1,275)        5,424
                                                      =========      ========      ========      ========      ========
CLASS A SHARES:
 Issued............................................       1,009         2,199         1,328         7,587           984
 Issued in Pegasus acquisition.....................          --            --            --            --            --
 Issued in Marquis acquisition.....................          --           297            --            --            --
 Reinvested........................................         118           148           219           351            56
 Redeemed..........................................      (1,170)       (1,367)       (2,542)       (3,994)         (769)
                                                      ---------      --------      --------      --------      --------
 Change in Class A Shares..........................         (43)        1,277          (995)        3,944           271
                                                      =========      ========      ========      ========      ========
CLASS B SHARES:
 Issued............................................         657         4,216           733         6,878           337
 Issued in Pegasus acquisition.....................          --            --            --            --            --
 Issued in Marquis acquisition.....................          --           120            --            --            --
 Reinvested........................................         137           144           165           162            16
 Redeemed..........................................      (1,015)       (1,067)       (1,263)       (1,157)         (103)
                                                      ---------      --------      --------      --------      --------
 Change in Class B Shares..........................        (221)        3,413          (365)        5,883           250
                                                      =========      ========      ========      ========      ========
CLASS C SHARES:
 Issued............................................         209           113                                       155
 Reinvested........................................           4            --(b)                                      3
 Redeemed..........................................         (62)           --                                        (7)
                                                      ---------      --------                                  --------
 Change in Class C Shares..........................         151           113                                       151
                                                      =========      ========                                  ========

                                                        High Yield
                                                        Bond Fund
                                                     ----------------
                                                       NOVEMBER 13,
                                                           1998
                                                       TO JUNE 30,
                                                         1999 (a)
                                                     ----------------

CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.......................      $ 63,280
 Proceeds from shares issued in Pegasus
   acquisition.....................................        82,230
 Proceeds from shares issued in Marquis
   acquisition.....................................            --
 Dividends reinvested..............................           391
 Cost of shares redeemed...........................        (5,216)
                                                         --------
 Change in net assets from Class I Share
   transactions....................................      $140,685
                                                         ========
CLASS A SHARES:
 Proceeds from shares issued.......................      $ 10,697
 Proceeds from shares issued in Pegasus
   acquisition.....................................         2,221
 Proceeds from shares issued in Marquis
   acquisition.....................................            --
 Dividends reinvested..............................            86
 Cost of shares redeemed...........................        (1,242)
                                                         --------
 Change in net assets from Class A Share
   transactions....................................      $ 11,762
                                                         ========
CLASS B SHARES:
 Proceeds from shares issued.......................      $  3,445
 Proceeds from shares issued in Pegasus
   acquisition.....................................           400
 Proceeds from shares issued in Marquis
   acquisition.....................................            --
 Dividends reinvested..............................            21
 Cost of shares redeemed...........................           (27)
                                                         --------
 Change in net assets from Class B Share
   transactions....................................      $  3,839
                                                         ========
CLASS C SHARES:
   Proceeds from shares issued.....................      $     10
   Dividends reinvested............................            --(b)
   Cost of shares redeemed.........................            --
                                                         --------
   Change in net assets from Class C Share
     transactions..................................      $     10
                                                         ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued............................................         6,241
 Issued in Pegasus acquisition.....................         8,117
 Issued in Marquis acquisition.....................            --
 Reinvested........................................            38
 Redeemed..........................................          (471)
                                                         --------
 Change in Class I Shares..........................        13,925
                                                         ========
CLASS A SHARES:
 Issued............................................         1,050
 Issued in Pegasus acquisition.....................           219
 Issued in Marquis acquisition.....................            --
 Reinvested........................................             9
 Redeemed..........................................          (122)
                                                         --------
 Change in Class A Shares..........................         1,156
                                                         ========
CLASS B SHARES:
 Issued............................................           339
 Issued in Pegasus acquisition.....................            40
 Issued in Marquis acquisition.....................            --
 Reinvested........................................             2
 Redeemed..........................................            (2)
                                                         --------
 Change in Class B Shares..........................           379
                                                         ========
CLASS C SHARES:
 Issued............................................             1
 Reinvested........................................            --(b)
 Redeemed..........................................            --
                                                         --------
 Change in Class C Shares..........................             1
                                                         ========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                ULTRA SHORT-TERM BOND FUND
                                          ----------------------------------------------------------------------
                                                                      CLASS I SHARES
                                          ----------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31,    ------------------------------------------------------
                                              1999          1999        1998        1997       1996       1995
                                          ------------    --------    --------    --------    -------    -------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $   9.77      $   9.87    $   9.87    $   9.79    $  9.84    $  9.85
                                            --------      --------    --------    --------    -------    -------
Investment Activities:
  Net investment income (loss)..........        0.28          0.56        0.59        0.62       0.62       0.55
  Net realized and unrealized gains
    (losses) from investments...........       (0.04)        (0.11)      (0.01)   0.05....      (0.07)     (0.05)
                                            --------      --------    --------    --------    -------    -------
    Total from Investment Activities....        0.24          0.45        0.58        0.67       0.55       0.50
                                            --------      --------    --------    --------    -------    -------
Distributions:
  Net investment income.................       (0.28)        (0.55)      (0.58)      (0.59)     (0.60)     (0.48)
  In excess of net investment income....          --            --          --          --         --      (0.03)
                                            --------      --------    --------    --------    -------    -------
    Total Distributions.................       (0.28)        (0.55)      (0.58)      (0.59)     (0.60)     (0.51)
                                            --------      --------    --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD..........    $   9.73      $   9.77    $   9.87    $   9.87    $  9.79    $  9.84
                                            ========      ========    ========    ========    =======    =======
Total Return............................        2.44%(a)      4.66%       6.00%       7.14%      5.71%      5.14%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $264,347      $259,873    $188,133    $114,413    $57,276    $51,050
  Ratio of expenses to average net
    assets..............................        0.40%(b)      0.32%       0.30%       0.35%      0.45%      0.61%
  Ratio of net investment income to
    average net assets..................        5.62%(b)      5.63%       5.92%       6.02%      6.20%      5.18%
  Ratio of expenses to average net
    assets*.............................        0.78%(b)      0.79%       0.81%       0.81%      1.06%      1.01%
  Ratio of net investment income to
    average net assets*.................        5.24%(b)      5.16%       5.41%       5.56%      5.59%      4.78%
  Portfolio turnover (c)................       15.77%        38.70%      41.15%      70.36%     67.65%      2.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                ULTRA SHORT-TERM BOND FUND
                                          ----------------------------------------------------------------------
                                                                      CLASS A SHARES
                                          ----------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31,    ------------------------------------------------------
                                              1999          1999        1998        1997       1996       1995
                                          ------------    --------    --------    --------    -------    -------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $   9.77      $   9.87    $   9.87    $   9.78    $  9.83    $  9.84
                                            --------      --------    --------    --------    -------    -------
Investment Activities:
  Net investment income (loss)..........        0.26          0.52        0.56        0.58       0.58       0.52
  Net realized and unrealized gains
    (losses) from investments...........       (0.05)        (0.10)      (0.01)       0.09      (0.06)     (0.06)
                                            --------      --------    --------    --------    -------    -------
    Total from Investment Activities....        0.21          0.42        0.55        0.67       0.52       0.46
                                            --------      --------    --------    --------    -------    -------
Distributions:
  Net investment income.................       (0.26)        (0.52)      (0.55)      (0.58)     (0.57)     (0.46)
  In excess of net investment income....          --            --          --          --         --      (0.01)
                                            --------      --------    --------    --------    -------    -------
    Total Distributions.................       (0.26)        (0.52)      (0.55)      (0.58)     (0.57)     (0.47)
                                            --------      --------    --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD..........    $   9.72      $   9.77    $   9.87    $   9.87    $  9.78    $  9.83
                                            ========      ========    ========    ========    =======    =======
Total Return (Excludes Sales Charge)....        2.21%(a)      4.40%       5.75%       7.00%      5.42%      4.84%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $ 26,257      $ 24,300    $ 24,747    $ 29,643    $ 3,969    $ 4,631
  Ratio of expenses to average net
    assets..............................        0.65%(b)      0.57%       0.54%       0.61%      0.70%      0.86%
  Ratio of net investment income to
    average net assets..................        5.36%(b)      5.37%       5.66%       5.78%      5.95%      4.88%
  Ratio of expenses to average net
    assets*.............................        1.13%(b)      1.14%       1.15%       1.17%      1.41%      1.36%
  Ratio of net investment income to
    average net assets*.................        4.88%(b)      4.80%       5.05%       5.22%      5.24%      4.38%
  Portfolio turnover (c)................       15.77%        38.70%      41.15%      70.36%     67.65%      2.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                ULTRA SHORT-TERM BOND FUND
                                          ----------------------------------------------------------------------
                                                                      CLASS B SHARES
                                          ----------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                         YEAR ENDED JUNE 30,
                                          DECEMBER 31,    ------------------------------------------------------
                                              1999          1999        1998        1997       1996       1995
                                          ------------    --------    --------    --------    -------    -------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $   9.72      $   9.81    $   9.81    $   9.76    $  9.84    $  9.86
                                            --------      --------    --------    --------    -------    -------
Investment Activities:
  Net investment income (loss)..........        0.24          0.48        0.52        0.54       0.52       0.47
  Net realized and unrealized gains
    (losses) from investments...........       (0.05)        (0.10)      (0.01)       0.05      (0.07)     (0.04)
                                            --------      --------    --------    --------    -------    -------
    Total from Investment Activities....        0.19          0.38        0.51        0.59       0.45       0.43
                                            --------      --------    --------    --------    -------    -------
Distributions:
  Net investment income.................       (0.24)        (0.47)      (0.51)      (0.54)     (0.53)     (0.45)
                                            --------      --------    --------    --------    -------    -------
    Total Distributions.................       (0.24)        (0.47)      (0.51)      (0.54)     (0.53)     (0.45)
                                            --------      --------    --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD..........    $   9.67      $   9.72    $   9.81    $   9.81    $  9.76    $  9.84
                                            ========      ========    ========    ========    =======    =======
Total Return (Excludes Sales Charge)....        1.97%(a)      3.99%       5.32%       6.22%      4.63%      4.77%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).....    $  6,429      $  6,124    $  4,531    $  2,818    $ 1,144    $   160
  Ratio of expenses to average net
    assets..............................        1.15%(b)      1.03%       0.99%       1.07%      1.20%      1.31%
  Ratio of net investment income to
    average net assets..................        4.90%(b)      4.93%       5.23%       5.18%      5.45%      4.91%
  Ratio of expenses to average net
    assets*.............................        1.78%(b)      1.76%       1.75%       1.81%      2.06%      1.96%
  Ratio of net investment income to
    average net assets*.................        4.27%(b)      4.20%       4.47%       4.44%      4.59%      4.26%
  Portfolio turnover (c)................       15.77%        38.70%      41.15%      70.36%     67.65%      2.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SHORT-TERM BOND FUND
                                        ------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                        ------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                          YEAR ENDED JUNE 30,
                                        DECEMBER 31,    --------------------------------------------------------
                                            1999          1999        1998        1997        1996        1995
                                        ------------    --------    --------    --------    --------    --------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $  10.40      $  10.51    $  10.47    $  10.42    $  10.53    $  10.33
                                          --------      --------    --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)........        0.30          0.59        0.63        0.63        0.64        0.60
  Net realized and unrealized gains
    (losses) from investments.........       (0.11)        (0.11)       0.04        0.05       (0.11)       0.19
                                          --------      --------    --------    --------    --------    --------
    Total from Investment
      Activities......................        0.19          0.48        0.67        0.68        0.53        0.79
                                          --------      --------    --------    --------    --------    --------
Distributions:
  Net investment income...............       (0.30)        (0.59)      (0.63)      (0.63)      (0.64)      (0.59)
                                          --------      --------    --------    --------    --------    --------
    Total Distributions...............       (0.30)        (0.59)      (0.63)      (0.63)      (0.64)      (0.59)
                                          --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD........    $  10.29      $  10.40    $  10.51    $  10.47    $  10.42    $  10.53
                                          ========      ========    ========    ========    ========    ========
Total Return..........................        1.80%(a)      4.67%       6.59%       6.75%       5.13%       7.96%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $729,689      $804,883    $592,669    $563,979    $604,916    $410,746
  Ratio of expenses to average net
    assets............................        0.53%(b)      0.53%       0.53%       0.51%       0.51%       0.52%
  Ratio of net investment income to
    average net assets................        5.67%(b)      5.61%       6.01%       6.06%       6.06%       5.82%
  Ratio of expenses to average net
    assets*...........................        0.81%(b)      0.81%       0.82%       0.81%       0.82%       0.85%
  Ratio of net investment income to
    average net assets*...............        5.39%(b)      5.33%       5.72%       5.76%       5.75%       5.49%
  Portfolio turnover (c)..............        9.98%        37.22%      56.99%      66.61%      75.20%      76.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SHORT-TERM BOND FUND
                                        ------------------------------------------------------------------------
                                                                     CLASS A SHARES
                                        ------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                          YEAR ENDED JUNE 30,
                                        DECEMBER 31,    --------------------------------------------------------
                                            1999          1999        1998        1997        1996        1995
                                        ------------    --------    --------    --------    --------    --------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $  10.39      $  10.50    $  10.46    $  10.41    $  10.52    $  10.32
                                          --------      --------    --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)........        0.28          0.57        0.61        0.61        0.63        0.56
  Net realized and unrealized gains
    (losses) from investments.........       (0.11)        (0.11)       0.04        0.05       (0.13)       0.21
                                          --------      --------    --------    --------    --------    --------
    Total from Investment
      Activities......................        0.17          0.46        0.65        0.66        0.50        0.77
                                          --------      --------    --------    --------    --------    --------
Distributions:
  Net investment income...............       (0.28)        (0.57)      (0.61)      (0.61)      (0.61)      (0.56)
  In excess of net investment
    income............................          --            --          --          --          --       (0.01)
                                          --------      --------    --------    --------    --------    --------
    Total Distributions...............       (0.28)        (0.57)      (0.61)      (0.61)      (0.61)      (0.57)
                                          --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD........    $  10.28      $  10.39    $  10.50    $  10.46    $  10.41    $  10.52
                                          ========      ========    ========    ========    ========    ========
Total Return (Excludes Sales
  Charge).............................        1.67%(a)      4.41%       6.32%       6.47%       4.86%       7.67%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $ 21,199      $ 21,450    $ 15,582    $ 20,055    $ 21,343    $ 12,516
  Ratio of expenses to average net
    assets............................        0.78%(b)      0.78%       0.78%       0.76%       0.76%       0.77%
  Ratio of net investment income to
    average net assets................        5.43%(b)      5.30%       5.77%       5.81%       5.81%       5.57%
  Ratio of expenses to average net
    assets*...........................        1.16%(b)      1.16%       1.17%       1.16%       1.17%       1.20%
  Ratio of net investment income to
    average net assets*...............        5.05%(b)      4.92%       5.38%       5.41%       5.40%       5.14%
  Portfolio turnover (c)..............        9.98%        37.22%      56.99%      66.61%      75.20%      76.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SHORT-TERM BOND FUND
                                        ------------------------------------------------------------------------
                                                                     CLASS B SHARES
                                        ------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                          YEAR ENDED JUNE 30,
                                        DECEMBER 31,    --------------------------------------------------------
                                            1999          1999        1998        1997        1996        1995
                                        ------------    --------    --------    --------    --------    --------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $  10.46      $  10.57    $  10.53    $  10.49    $  10.60    $  10.40
                                          --------      --------    --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)........        0.26          0.53        0.58        0.55        0.55        0.53
    Net realized and unrealized gains
      (losses) from investments.......       (0.10)        (0.11)       0.04        0.04       (0.10)       0.19
                                          --------      --------    --------    --------    --------    --------
    Total from Investment
      Activities......................        0.16          0.42        0.62        0.59        0.45        0.72
                                          --------      --------    --------    --------    --------    --------
Distributions:
  Net investment income...............       (0.26)        (0.53)      (0.58)      (0.55)      (0.56)      (0.52)
                                          --------      --------    --------    --------    --------    --------
    Total Distributions...............       (0.26)        (0.53)      (0.58)      (0.55)      (0.56)      (0.52)
                                          --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD........    $  10.36      $  10.46    $  10.57    $  10.53    $  10.49    $  10.60
                                          ========      ========    ========    ========    ========    ========
Total Return (Excludes Sales
  Charge).............................        1.51%(a)      4.02%       5.98%       5.74%       4.28%       7.18%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $  5,563      $  5,047    $  4,851    $  4,920    $  4,923    $  2,906
  Ratio of expenses to average net
    assets............................        1.28%(b)      1.14%       1.11%       1.20%       1.26%       1.28%
  Ratio of net investment income to
    average net assets................        4.88%(b)      4.96%       5.44%       5.21%       5.31%       5.10%
  Ratio of expenses to average net
    assets*...........................        1.81%(b)      1.65%       1.64%       1.81%       1.82%       1.86%
  Ratio of net investment income to
    average net assets*...............        4.35%(b)      4.45%       4.91%       4.60%       4.75%       4.52%
  Portfolio turnover (c)..............        9.98%        37.22%      56.99%      66.61%      75.20%      76.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERMEDIATE BOND FUND
                                      --------------------------------------------------------------------------
                                                                    CLASS I SHARES
                                      --------------------------------------------------------------------------
                                       SIX MONTHS     SIX MONTHS
                                         ENDED          ENDED                   YEAR ENDED JUNE 30,
                                      DECEMBER 31,     JUNE 30,     --------------------------------------------
                                          1999         1999 (a)       1998        1997        1996        1995
                                      ------------    ----------    --------    --------    --------    --------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................   $    10.28     $   10.61     $  10.48    $  10.29    $  10.37    $   9.21
                                       ----------     ----------    --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)......         0.31          0.32         0.63        0.65        0.64        0.59
  Net realized and unrealized gains
    (losses) from investments.......        (0.23)        (0.33)        0.14        0.18       (0.07)       1.16
                                       ----------     ----------    --------    --------    --------    --------
    Total from Investment
      Activities....................         0.08         (0.01)        0.77        0.83        0.57        1.75
                                       ----------     ----------    --------    --------    --------    --------
Distributions:
  Net investment income.............        (0.31)        (0.32)       (0.64)      (0.64)      (0.65)      (0.59)
                                       ----------     ----------    --------    --------    --------    --------
    Total Distributions.............        (0.31)        (0.32)       (0.64)      (0.64)      (0.65)      (0.59)
                                       ----------     ----------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD......   $    10.05     $   10.28     $  10.61    $  10.48    $  10.29    $  10.37
                                       ==========     ==========    ========    ========    ========    ========
Total Return........................         0.75%(b)     (0.08)%(b)     7.62%      8.37%       5.78%      19.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................   $1,256,125     $1,385,890    $567,609    $482,679    $395,105    $393,656
  Ratio of expenses to average net
    assets..........................         0.58%(c)      0.62%(c)     0.66%       0.61%       0.67%       0.73%
  Ratio of net investment income to
    average net assets..............         5.98%(c)      6.27%(c)     6.02%       6.26%       6.29%       5.98%
  Ratio of expenses to average net
    assets*.........................         0.81%(c)      0.77%(c)     0.66%       0.61%       0.67%       0.73%
  Ratio of net investment income to
    average net assets*.............         5.75%(c)      6.12%(c)     6.02%       6.26%       6.29%       5.98%
  Portfolio turnover (d)............         3.97%         9.24%       50.32%      31.66%      31.62%      36.47%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERMEDIATE BOND FUND
                                      --------------------------------------------------------------------------
                                                                    CLASS A SHARES
                                      --------------------------------------------------------------------------
                                       SIX MONTHS     SIX MONTHS
                                         ENDED          ENDED                   YEAR ENDED JUNE 30,
                                      DECEMBER 31,     JUNE 30,     --------------------------------------------
                                          1999         1999 (a)       1998        1997        1996        1995
                                      ------------    ----------    --------    --------    --------    --------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  10.28       $  10.61     $  10.47    $  10.29    $  10.37    $   9.21
                                        --------       --------     --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)......        0.29           0.30         0.61        0.62        0.64        0.59
  Net realized and unrealized gains
    (losses) from investments.......       (0.23)         (0.33)        0.14        0.18       (0.07)       1.16
                                        --------       --------     --------    --------    --------    --------
    Total from Investment
      Activities....................        0.06          (0.03)        0.75        0.80        0.57        1.75
                                        --------       --------     --------    --------    --------    --------
Distributions:
  Net investment income.............       (0.29)         (0.30)       (0.61)      (0.62)      (0.65)      (0.59)
                                        --------       --------     --------    --------    --------    --------
    Total Distributions.............       (0.29)         (0.30)       (0.61)      (0.62)      (0.65)      (0.59)
                                        --------       --------     --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD......    $  10.05       $  10.28     $  10.61    $  10.47    $  10.29    $  10.37
                                        ========       ========     ========    ========    ========    ========
Total Return (Excludes Sales
  Charge)...........................        0.62%(b)      (0.27)%(b)     7.37%      8.04%       5.65%      19.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................    $139,703       $124,940     $ 88,072    $ 42,343    $ 18,324    $ 11,654
  Ratio of expenses to average net
    assets..........................        0.83%(c)       0.84%(c)     0.91%       0.86%       0.79%       0.73%
  Ratio of net investment income to
    average net assets..............        5.73%(c)       5.87%(c)     5.77%       6.01%       6.17%       5.98%
  Ratio of expenses to average net
    assets*.........................        1.16%(c)       1.02%(c)     0.91%       0.86%       0.79%       0.73%
  Ratio of net investment income to
    average net assets*.............        5.40%(c)       5.69%(c)     5.77%       6.01%       6.17%       5.98%
  Portfolio turnover (d)............        3.97%          9.24%       50.32%      31.66%      31.62%      36.47%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INTERMEDIATE BOND FUND
                                              -----------------------------------------------------------------
                                                                       CLASS B SHARES
                                              -----------------------------------------------------------------
                                               SIX MONTHS     SIX MONTHS        YEAR ENDED        SEPTEMBER 23,
                                                 ENDED          ENDED          DECEMBER 31,          1996 TO
                                              DECEMBER 31,     JUNE 30,     ------------------    DECEMBER 31,
                                                  1999         1999 (a)      1998       1997        1996 (b)
                                              ------------    ----------    -------    -------    -------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........    $ 10.18        $ 10.50      $ 10.38    $ 10.20       $ 10.00
                                                -------        -------      -------    -------       -------
Investment Activities:
  Net investment income (loss)..............       0.26           0.27         0.47       0.55          0.15
  Net realized and unrealized gains (losses)
    from investments........................      (0.23)         (0.32)        0.18       0.17          0.20
                                                -------        -------      -------    -------       -------
    Total from Investment Activities........       0.03          (0.05)        0.65       0.72          0.35
                                                -------        -------      -------    -------       -------
Distributions:
  Net investment income.....................      (0.26)         (0.27)       (0.53)     (0.54)        (0.15)
                                                -------        -------      -------    -------       -------
    Total Distributions.....................      (0.26)         (0.27)       (0.53)     (0.54)        (0.15)
                                                -------        -------      -------    -------       -------
NET ASSET VALUE, END OF PERIOD..............    $  9.95        $ 10.18      $ 10.50    $ 10.38       $ 10.20
                                                =======        =======      =======    =======       =======
Total Return (Excludes Sales Charge)........       0.30%(c)      (0.46)%(c)    6.44%      7.32%         3.50%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........    $39,490        $37,681      $   857    $   385       $   122
  Ratio of expenses to average net assets...       1.48%(d)       1.50%(d)     1.66%      1.61%         1.60%(d)
  Ratio of net investment income to average
    net assets..............................       5.13%(d)       5.15%(d)     5.02%      5.26%         1.52%(d)
  Ratio of expenses to average net
    assets*.................................       1.81%(d)       1.91%(d)     1.66%      1.61%         1.60%(d)
  Ratio of net investment income to average
    net assets*.............................       4.80%(d)       4.74%(d)     5.02%      5.26%         1.52%(d)
  Portfolio turnover (e)....................       3.97%          9.24%       50.32%     31.66%        31.62%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INTERMEDIATE BOND FUND
                                                              -------------------------
                                                                   CLASS C SHARES
                                                              -------------------------
                                                               SIX MONTHS     MARCH 22,
                                                                 ENDED         1999 TO
                                                              DECEMBER 31,    JUNE 30,
                                                                  1999        1999 (a)
                                                              ------------    ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.18        $ 10.38
                                                                -------        -------
Investment Activities:
  Net investment income (loss)..............................       0.26           0.15
  Net realized and unrealized gains (losses) from
    investments.............................................      (0.23)          0.20
                                                                -------        -------
    Total from Investment Activities........................       0.03          (0.05)
                                                                -------        -------
Distributions:
  Net investment income.....................................      (0.26)         (0.15)
                                                                -------        -------
    Total Distributions.....................................      (0.26)         (0.15)
                                                                -------        -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.95        $ 10.18
                                                                =======        =======
Total Return (Excludes Sales Charge)........................       0.30%(b)      (0.51)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $29,456        $16,650
  Ratio of expenses to average net assets...................       1.48%(c)       1.50%(c)
  Ratio of net investment income to average net assets......       5.16%(c)       5.18%(c)
  Ratio of expenses to average net assets*..................       1.81%(c)       2.13%(c)
  Ratio of net investment income to average net assets*.....       4.83%(c)       4.55%(c)
  Portfolio turnover (d)....................................       3.97%          9.24%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     BOND FUND
                                   ------------------------------------------------------------------------------
                                                                   CLASS I SHARES
                                   ------------------------------------------------------------------------------
                                    SIX MONTHS     SIX MONTHS
                                      ENDED          ENDED                   YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     JUNE 30,     ------------------------------------------------
                                       1999         1999 (a)        1998          1997         1996        1995
                                   ------------    ----------    ----------    ----------    --------    --------
                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $    10.34     $   10.78     $    10.59    $    10.27    $  10.45    $   9.01
                                    ----------     ----------    ----------    ----------    --------    --------
Investment Activities:
  Net investment income (loss)...         0.32          0.35           0.65          0.66        0.68        0.63
  Net realized and unrealized
    gains (losses) from
    investments..................        (0.32)        (0.44)          0.19          0.32       (0.18)       1.45
                                    ----------     ----------    ----------    ----------    --------    --------
    Total from Investment
      Activities.................           --         (0.09)          0.84          0.98        0.50        2.08
                                    ----------     ----------    ----------    ----------    --------    --------
Distributions:
  Net investment income..........        (0.32)        (0.35)         (0.65)        (0.66)      (0.68)      (0.64)
                                    ----------     ----------    ----------    ----------    --------    --------
    Total Distributions..........        (0.32)        (0.35)         (0.65)        (0.66)      (0.68)      (0.64)
                                    ----------     ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD...   $    10.02     $   10.34     $    10.78    $    10.59    $  10.27    $  10.45
                                    ==========     ==========    ==========    ==========    ========    ========
Total Return.....................         0.01%(b)     (0.87)%(b)       8.17%        9.97%       5.08%      23.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)........................   $1,382,170     $1,330,527    $1,277,246    $1,101,894    $757,627    $485,851
  Ratio of expenses to average
    net assets...................         0.60%(c)      0.64%(c)       0.64%         0.61%       0.66%       0.74%
  Ratio of net investment income
    to average net assets........         6.26%(c)      6.65%(c)       6.10%         6.41%       6.71%       6.39%
  Ratio of expenses to average
    net assets*..................         0.82%(c)      0.75%(c)       0.64%         0.61%       0.66%       0.74%
  Ratio of net investment income
    to average net assets*.......         6.04%(c)      6.54%(c)       6.10%         6.41%       6.71%       6.39%
  Portfolio turnover (d).........         7.96%        10.89%         34.69%        17.60%      24.92%      41.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     BOND FUND
                                   ------------------------------------------------------------------------------
                                                                   CLASS A SHARES
                                   ------------------------------------------------------------------------------
                                    SIX MONTHS     SIX MONTHS
                                      ENDED          ENDED                   YEAR ENDED DECEMBER 31,
                                   DECEMBER 31,     JUNE 30,     ------------------------------------------------
                                       1999         1999 (a)        1998          1997         1996        1995
                                   ------------    ----------    ----------    ----------    --------    --------
                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $    10.34     $   10.78     $    10.59    $    10.27    $  10.45    $   9.01
                                    ----------     ----------    ----------    ----------    --------    --------
Investment Activities:
  Net investment income (loss)...         0.31          0.34           0.61          0.63        0.67        0.63
  Net realized and unrealized
    gains (losses) from
    investments..................        (0.32)        (0.44)          0.21          0.32       (0.18)       1.45
                                    ----------     ----------    ----------    ----------    --------    --------
    Total from Investment
      Activities.................        (0.01)        (0.10)          0.82          0.95        0.49        2.08
                                    ----------     ----------    ----------    ----------    --------    --------
Distributions:
  Net investment income..........        (0.31)        (0.34)         (0.63)         0.63       (0.67)      (0.64)
                                    ----------     ----------    ----------    ----------    --------    --------
    Total Distributions..........        (0.31)        (0.34)         (0.63)         0.63       (0.67)      (0.64)
                                    ----------     ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD...   $    10.02     $   10.34     $    10.78    $    10.59    $  10.27    $  10.45
                                    ==========     ==========    ==========    ==========    ========    ========
Total Return (Excludes Sales
  Charge)........................        (0.12)%(b)     (0.98)%(b)       7.92%       9.65%       4.98%      23.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)........................   $  161,919     $ 180,058     $  226,261    $  125,515    $ 46,977    $ 31,714
  Ratio of expenses to average
    net assets...................         0.85%(c)      0.86%(c)       0.89%         0.86%       0.78%       0.74%
  Ratio of net investment income
    to average net assets........         6.01%(c)      6.39%(c)       5.85%         6.16%       6.59%       6.39%
  Ratio of expenses to average
    net assets*..................         1.17%(c)      0.97%(c)       0.89%         0.86%       0.78%       0.74%
  Ratio of net investment income
    to average net assets*.......         5.69%(c)      6.28%(c)       5.85%         6.16%       6.59%       6.39%
  Portfolio turnover (d).........         7.96%        10.89%         34.69%        17.60%      24.92%      41.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          BOND FUND
                                               ----------------------------------------------------------------
                                                                        CLASS B SHARES
                                               ----------------------------------------------------------------
                                                SIX MONTHS     SIX MONTHS        YEAR ENDED         AUGUST 24,
                                                  ENDED          ENDED          DECEMBER 31,         1996 TO
                                               DECEMBER 31,     JUNE 30,     ------------------    DECEMBER 31,
                                                   1999         1999 (a)      1998       1997        1996 (b)
                                               ------------    ----------    -------    -------    ------------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........    $ 10.34        $ 10.78      $ 10.59    $ 10.27      $ 10.00
                                                 -------        -------      -------    -------      -------
Investment Activities:
  Net investment income (loss)...............       0.27           0.30         0.47       0.56         0.21
  Net realized and unrealized gains (losses)
    from investments.........................      (0.32)         (0.44)        0.27       0.32         0.27
                                                 -------        -------      -------    -------      -------
    Total from Investment Activities.........      (0.05)         (0.14)        0.74       0.88         0.48
                                                 -------        -------      -------    -------      -------
Distributions:
  Net investment income......................      (0.27)         (0.30)       (0.55)     (0.56)       (0.21)
                                                 -------        -------      -------    -------      -------
    Total Distributions......................      (0.27)         (0.30)       (0.55)     (0.56)       (0.21)
                                                 -------        -------      -------    -------      -------
NET ASSET VALUE, END OF PERIOD...............    $ 10.02        $ 10.34      $ 10.78    $ 10.59      $ 10.27
                                                 =======        =======      =======    =======      =======
Total Return (Excludes Sales Charge).........      (0.45)%(c)     (1.35)%(c)    7.16%      8.91%        4.81%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..........    $18,923        $13,812      $ 9,074    $ 3,394      $   280
  Ratio of expenses to average net assets....       1.50%(d)       1.57%(d)     1.64%      1.61%        1.59%(d)
  Ratio of net investment income to average
    net assets...............................       5.35%(d)       5.69%(d)     5.10%      5.41%        3.01%(d)
  Ratio of expenses to average net assets*...       1.82%(d)       1.70%(d)     1.64%      1.61%        1.59%(d)
  Ratio of net investment income to average
    net assets*..............................       5.03%(d)       5.56%(d)     5.10%      5.41%        3.01%(d)
  Portfolio turnover (e).....................       7.96%         10.89%       34.69%     17.60%       24.92%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       BOND FUND
                                                               -------------------------
                                                                    CLASS C SHARES
                                                               -------------------------
                                                                SIX MONTHS     MARCH 22,
                                                                  ENDED         1999 TO
                                                               DECEMBER 31,    JUNE 30,
                                                                   1999        1999 (a)
                                                               ------------    ---------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $10.38        $10.59
                                                                  ------        ------
Investment Activities:
  Net investment income (loss)..............................        0.27          0.17
  Net realized and unrealized gains (losses) from
    investments.............................................       (0.30)        (0.21)
                                                                  ------        ------
    Total from Investment Activities........................       (0.03)        (0.04)
                                                                  ------        ------
Distributions:
  Net investment income.....................................       (0.27)        (0.17)
                                                                  ------        ------
    Total Distributions.....................................       (0.27)        (0.17)
                                                                  ------        ------
NET ASSET VALUE, END OF PERIOD..............................      $10.08        $10.38
                                                                  ======        ======
Total Return (Excludes Sales Charge)........................       (0.25)%(b)    (0.35)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................      $1,618        $  455
  Ratio of expenses to average net assets...................        1.50%(c)      1.47%(c)
  Ratio of net investment income to average net assets......        5.35%(c)      5.66%(c)
  Ratio of expenses to average net assets*..................        1.82%(c)      1.69%(c)
  Ratio of net investment income to average net assets*.....        5.03%(c)      5.44%(c)
  Portfolio turnover (d)....................................        7.96%        10.89%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INCOME BOND FUND
                                    -------------------------------------------------------------------------------------------
                                                                          CLASS I SHARES
                                    -------------------------------------------------------------------------------------------
                                     SIX MONTHS     SIX MONTHS                                       FEBRUARY 1,       YEAR
                                       ENDED          ENDED           YEAR ENDED DECEMBER 31,          1995 TO         ENDED
                                    DECEMBER 31,     JUNE 30,     -------------------------------    DECEMBER 31,   JANUARY 31,
                                        1999         1999 (a)       1998       1997        1996        1995 (b)        1995
                                    ------------    ----------    --------    -------    --------    ------------   -----------
                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.............   $     7.68     $    8.10     $   8.01    $  7.85    $   8.18      $   7.68      $   8.25
                                     ----------     ----------    --------    -------    --------      --------      --------
Investment Activities:
  Net investment income (loss)....         0.24          0.22         0.47       0.50        0.46          0.47          0.52
  Net realized and unrealized
    gains (losses) from
    investments...................        (0.20)        (0.35)        0.14       0.17       (0.24)         0.72         (0.57)
                                     ----------     ----------    --------    -------    --------      --------      --------
    Total from Investment
      Activities..................         0.04         (0.13)        0.61       0.67        0.22          1.19         (0.05)
                                     ----------     ----------    --------    -------    --------      --------      --------
Distributions:
  Net investment income...........        (0.24)        (0.23)       (0.47)     (0.49)      (0.45)        (0.47)        (0.52)
  Net realized gains..............           --         (0.06)       (0.05)     (0.02)      (0.10)        (0.22)           --
                                     ----------     ----------    --------    -------    --------      --------      --------
    Total Distributions...........        (0.24)        (0.29)       (0.52)     (0.51)      (0.55)        (0.69)        (0.52)
                                     ----------     ----------    --------    -------    --------      --------      --------
NET ASSET VALUE,
  END OF PERIOD...................   $     7.48     $    7.68     $   8.10    $  8.01    $   7.85      $   8.18      $   7.68
                                     ==========     ==========    ========    =======    ========      ========      ========
Total Return......................         0.47%(c)     (1.68)%(c)     7.82%     8.86%       3.14%        15.90%(c)     (0.48)%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000).........................   $1,347,105     $1,328,702    $385,672    $94,544    $187,112      $191,930      $  7,101
  Ratio of expenses to average net
    assets........................         0.61%(d)      0.62%(d)     0.65%      0.62%       0.57%         0.55%(d)      0.04%
  Ratio of net investment income
    to average net assets.........         6.17%(d)      5.92%(d)     5.79%      6.08%       6.02%         6.34%(d)      6.70%
  Ratio of expenses to average net
    assets*.......................         0.80%(d)      0.76%(d)     0.65%      0.62%       0.66%         0.67%(d)      2.78%
  Ratio of net investment income
    to average net assets*........         5.98%(d)      5.78%(d)     5.79%      6.08%       5.93%         6.22%(d)      3.96%
  Portfolio turnover (e)..........        12.05%        20.55%       41.69%     38.70%     103.93%       173.26%        71.65%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund.

(b) Effective February 1, 1995 the Fund changed its fiscal year end from January 31, to December 31.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          INCOME BOND FUND
                                      -----------------------------------------------------------------------------------------
                                                                           CLASS A SHARES
                                      -----------------------------------------------------------------------------------------
                                       SIX MONTHS     SIX MONTHS                                     FEBRUARY 1,       YEAR
                                         ENDED          ENDED          YEAR ENDED DECEMBER 31,         1995 TO         ENDED
                                      DECEMBER 31,     JUNE 30,     -----------------------------    DECEMBER 31,   JANUARY 31,
                                          1999         1999 (a)      1998       1997       1996        1995 (b)        1995
                                      ------------    ----------    -------    -------    -------    ------------   -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $  7.68        $  8.09      $  8.00    $  7.84    $  8.18      $  7.68        $  8.25
                                        -------        -------      -------    -------    -------      -------        -------
Investment Activities:
  Net investment income (loss)......       0.23           0.21         0.44       0.48       0.41         0.44           0.52
  Net realized and unrealized gains
    (losses) from investments.......      (0.20)         (0.34)        0.14       0.17      (0.25)        0.72          (0.57)
                                        -------        -------      -------    -------    -------      -------        -------
    Total from Investment
      Activities....................       0.03          (0.13)        0.58       0.65       0.16         1.16          (0.05)
                                        -------        -------      -------    -------    -------      -------        -------
Distributions:
  Net investment income.............      (0.23)         (0.22)       (0.44)     (0.47)     (0.40)       (0.44)         (0.52)
  Net realized gains................         --          (0.06)       (0.05)     (0.02)     (0.10)       (0.22)            --
                                        -------        -------      -------    -------    -------      -------        -------
    Total Distributions.............      (0.23)         (0.28)       (0.49)     (0.49)     (0.50)       (0.66)         (0.52)
                                        -------        -------      -------    -------    -------      -------        -------
NET ASSET VALUE, END OF PERIOD......    $  7.48        $  7.68      $  8.09    $  8.00    $  7.84      $  8.18        $  7.68
                                        =======        =======      =======    =======    =======      =======        =======
Total Return (Excludes Sales
  Charge)...........................       0.34%(c)      (1.62)%(c)    7.44%      8.58%      2.75%       15.55%(c)      (0.45)%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................    $30,533        $31,603      $15,785    $ 7,832    $ 8,798      $ 6,095        $    69
  Ratio of expenses to average net
    assets..........................       0.86%(d)       0.87%(d)     0.90%      0.87%      0.84%        0.94%(d)       0.04%
  Ratio of net investment income to
    average net assets..............       5.94%(d)       5.37%(d)     5.57%      5.83%      5.75%        5.72%(d)       6.70%
  Ratio of expenses to average net
    assets*.........................       1.15%(d)       1.16%(d)     0.90%      0.87%      0.90%        1.15%(d)       2.78%
  Ratio of net investment income to
    average net assets*.............       5.65%(d)       5.08%(d)     5.57%      5.83%      5.69%        5.51%(d)       3.96%
  Portfolio turnover (e)............      12.05%         20.55%       41.69%     38.70%    103.93%      173.26%         71.65%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund.

(b) Effective February 1, 1995 the Fund changed its fiscal year end from January 31, to December 31.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         INCOME BOND FUND
                                     -----------------------------------------------------------------------------------------
                                                                          CLASS B SHARES
                                     -----------------------------------------------------------------------------------------
                                      SIX MONTHS     SIX MONTHS                                       MAY 31,      FEBRUARY 8,
                                        ENDED          ENDED          YEAR ENDED DECEMBER 31,         1995 TO        1994 TO
                                     DECEMBER 31,     JUNE 30,     -----------------------------    DECEMBER 31,   DECEMBER 2,
                                         1999         1999 (a)      1998       1997       1996      1995 (b)(c)    1994 (d)(e)
                                     ------------    ----------    -------    -------    -------    ------------   -----------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $  7.71        $  8.13      $  8.00    $  7.85    $  8.18      $  8.13        $  8.16
                                       -------        -------      -------    -------    -------      -------        -------
Investment Activities:
  Net investment income (loss).....       0.20           0.18         0.39       0.42       0.45         0.24           0.40
  Net realized and unrealized gains
    (losses) from investments......      (0.20)         (0.34)        0.14       0.17      (0.23)        0.27          (0.55)
                                       -------        -------      -------    -------    -------      -------        -------
    Total from Investment
      Activities...................         --          (0.16)        0.53       0.59       0.22         0.51          (0.15)
                                       -------        -------      -------    -------    -------      -------        -------
Distributions:
  Net investment income............      (0.20)         (0.20)       (0.35)     (0.42)     (0.45)       (0.24)         (0.40)
  Net realized gains...............         --          (0.06)       (0.05)     (0.02)     (0.10)       (0.22)            --
                                       -------        -------      -------    -------    -------      -------        -------
    Total Distributions............      (0.20)         (0.26)       (0.40)     (0.44)     (0.55)       (0.46)         (0.40)
Conversion to Class A Shares.......                                                                                    (7.61)
NET ASSET VALUE, END OF PERIOD.....    $  7.51        $  7.71      $  8.13    $  8.00    $  7.85      $  8.18        $    --
                                       =======        =======      =======    =======    =======      =======        =======
Total Return (Excludes Sales
  Charge)..........................       0.01%(f)      (2.07)%(f)    6.74%      7.75%      2.09%        6.41%(f)      (1.82)%(f)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)..........................    $14,690        $16,309      $   638    $   533    $   502      $   259        $    --
  Ratio of expenses to average net
    assets.........................       1.51%(g)       1.52%(g)     1.65%      1.62%      1.58%        1.60%(g)         --(g)
  Ratio of net investment income to
    average net assets.............       5.25%(g)       5.05%(g)     4.80%      5.08%      5.01%        5.00%(g)       6.48%(g)
  Ratio of expenses to average net
    assets*........................       1.80%(g)       2.01%(g)     1.65%      1.62%      1.67%        1.78%(g)       2.58%(g)
  Ratio of net investment income to
    average net assets*............       4.96%(g)       4.56%(g)     4.80%      5.08%      4.92%        4.82%(g)       3.90%(g)
  Portfolio turnover (h)...........      12.05%         20.55%       41.69%     38.70%    103.93%      173.26%         71.65%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund.

(b) Re-offering date of Class B shares was May 31, 1995.

(c) Effective February 1, 1995 the Fund changed its fiscal year end from January 31 to December 31.

(d) Period from commencement of operations.

(e) On December 2, 1994 the Fund terminated its offering of Class B Shares and such shares converted to Class A shares.

(f) Not annualized.

(g) Annualized.

(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  GOVERNMENT BOND FUND
                                        ------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                        ------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                          YEAR ENDED JUNE 30,
                                        DECEMBER 31,    --------------------------------------------------------
                                            1999          1999        1998        1997        1996        1995
                                        ------------    --------    --------    --------    --------    --------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $   9.73      $  10.11    $   9.69    $   9.56    $   9.81    $   9.35
                                          --------      --------    --------    --------    --------    --------
Investment Activities:
  Net investment income (loss)........        0.29          0.58        0.60        0.62        0.62        0.62
  Net realized and unrealized gains
    (losses) from investments and
    futures...........................       (0.27)        (0.38)       0.42        0.13       (0.25)       0.46
                                          --------      --------    --------    --------    --------    --------
    Total from Investment
      Activities......................        0.02          0.20        1.02        0.75        0.37        1.08
                                          --------      --------    --------    --------    --------    --------
Distributions:
  Net investment income...............       (0.29)        (0.58)      (0.60)      (0.62)      (0.62)      (0.61)
  In excess of net investment
    income............................          --            --          --          --          --       (0.01)
                                          --------      --------    --------    --------    --------    --------
    Total Distributions...............       (0.29)        (0.58)      (0.60)      (0.62)      (0.62)      (0.62)
                                          --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD........    $   9.46      $   9.73    $  10.11    $   9.69    $   9.56    $   9.81
                                          ========      ========    ========    ========    ========    ========
Total Return..........................        0.25%(a)      1.94%      10.81%       8.10%       3.81%      12.04%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $912,279      $964,576    $851,517    $724,423    $677,326    $379,826
  Ratio of expenses to average net
    assets............................        0.62%(b)      0.62%       0.62%       0.62%       0.68%       0.71%
  Ratio of net investment income to
    average net assets................        6.09%(b)      5.77%       6.05%       6.45%       6.34%       6.65%
  Ratio of expenses to average net
    assets*...........................        0.65%(b)      0.66%       0.67%       0.68%       0.69%       0.73%
  Ratio of net investment income to
    average net assets*...............        6.06%(b)      5.73%       6.00%       6.39%       6.33%       6.63%
  Portfolio turnover (c)..............        8.63%        80.86%      91.49%      60.53%      62.70%     106.14%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    GOVERNMENT BOND FUND
                                             -------------------------------------------------------------------
                                                                       CLASS A SHARES
                                             -------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                        YEAR ENDED JUNE 30,
                                             DECEMBER 31,    ---------------------------------------------------
                                                 1999         1999       1998       1997       1996       1995
                                             ------------    -------    -------    -------    -------    -------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......    $  9.73       $ 10.11    $  9.69    $  9.56    $  9.81    $  9.35
                                               -------       -------    -------    -------    -------    -------
Investment Activities:
  Net investment income (loss).............       0.28          0.56       0.58       0.60       0.60       0.61
  Net realized and unrealized gains
    (losses) from investments and
    futures................................      (0.27)        (0.38)      0.42       0.13      (0.25)      0.45
                                               -------       -------    -------    -------    -------    -------
    Total from Investment Activities.......       0.01          0.18       1.00       0.73       0.35       1.06
                                               -------       -------    -------    -------    -------    -------
Distributions:
  Net investment income....................      (0.28)        (0.56)     (0.58)     (0.60)     (0.60)     (0.59)
  In excess of net investment income.......         --            --         --         --         --      (0.01)
                                               -------       -------    -------    -------    -------    -------
    Total Distributions....................      (0.28)        (0.56)     (0.58)     (0.60)     (0.60)     (0.60)
                                               -------       -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD.............    $  9.46       $  9.73    $ 10.11    $  9.69    $  9.56    $  9.81
                                               =======       =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge).......       0.13%(a)      1.69%     10.54%      7.83%      3.58%     11.84%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........    $41,218       $42,819    $31,548    $34,727    $38,800    $ 8,130
  Ratio of expenses to average net
    assets.................................       0.87% (b)     0.87%      0.87%      0.87%      0.93%      0.97%
  Ratio of net investment income to average
    net assets.............................       5.84% (b)     5.52%      5.80%      6.20%      6.09%      6.46%
  Ratio of expenses to average net
    assets*................................       1.00% (b)     1.00%      1.02%      1.03%      1.04%      1.09%
  Ratio of net investment income to average
    net assets*............................       5.71% (b)     5.39%      5.65%      6.04%      5.98%      6.34%
  Portfolio turnover (c)...................       8.63%        80.86%     91.49%     60.53%     62.70%    106.14%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    GOVERNMENT BOND FUND
                                             -------------------------------------------------------------------
                                                                       CLASS B SHARES
                                             -------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                        YEAR ENDED JUNE 30,
                                             DECEMBER 31,    ---------------------------------------------------
                                                 1999         1999       1998       1997       1996       1995
                                             ------------    -------    -------    -------    -------    -------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......    $  9.74       $ 10.11    $  9.69    $  9.56    $  9.81    $  9.35
                                               -------       -------    -------    -------    -------    -------
Investment Activities:
  Net investment income (loss).............       0.25          0.49       0.52       0.54       0.54       0.55
  Net realized and unrealized gains
    (losses) from investments and
    futures................................      (0.28)        (0.37)      0.42       0.13      (0.25)      0.46
                                               -------       -------    -------    -------    -------    -------
    Total from Investment Activities.......      (0.03)         0.12       0.94       0.67       0.29       1.01
                                               -------       -------    -------    -------    -------    -------
Distributions:
  Net investment income....................      (0.25)        (0.49)     (0.52)     (0.54)     (0.54)     (0.55)
                                               -------       -------    -------    -------    -------    -------
    Total Distributions....................      (0.25)        (0.49)     (0.52)     (0.54)     (0.54)     (0.55)
                                               -------       -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD.............    $  9.46       $  9.74    $ 10.11    $  9.69    $  9.56    $  9.81
                                               =======       =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge).......      (0.30)%(a)     1.14%      9.86%      7.14%      2.95%     11.20%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........    $49,795       $53,384    $20,922    $11,729    $10,782    $ 2,513
  Ratio of expenses to average net
    assets.................................       1.52%(b)      1.52%      1.52%      1.52%      1.58%      1.62%
  Ratio of net investment income to average
    net assets.............................       5.19%(b)      4.86%      5.14%      5.55%      5.44%      5.76%
  Ratio of expenses to average net
    assets*................................       1.65%(b)      1.65%      1.67%      1.68%      1.69%      1.74%
  Ratio of net investment income to average
    net assets*............................       5.06%(b)      4.73%      4.99%      5.39%      5.33%      5.64%
  Portfolio turnover (c)...................       8.63%        80.86%     91.49%     60.53%     62.70%    106.14%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                GOVERNMENT BOND FUND
                                                              -------------------------
                                                                   CLASS C SHARES
                                                              -------------------------
                                                               SIX MONTHS     MARCH 22,
                                                                 ENDED         1999 TO
                                                              DECEMBER 31,    JUNE 30,
                                                                  1999        1999 (a)
                                                              ------------    ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.74        $ 10.03
                                                                -------        -------
Investment Activities:
  Net investment income (loss)..............................       0.25           0.14
  Net realized and unrealized gains (losses) from
     investments and futures................................      (0.27)         (0.29)
                                                                -------        -------
     Total from Investment Activities.......................      (0.02)         (0.15)
                                                                -------        -------
Distributions:
  Net investment income.....................................      (0.25)         (0.14)
                                                                -------        -------
     Total Distributions....................................      (0.25)         (0.14)
                                                                -------        -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.47        $  9.74
                                                                =======        =======
Total Return (Excludes Sales Charge)........................      (0.20)%(b)     (1.54)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $ 2,503        $ 1,102
  Ratio of expenses to average net assets...................       1.52%(c)       1.52%(c)
  Ratio of net investment income to average net assets......       5.25%(c)       5.06%(c)
  Ratio of expenses to average net assets*..................       1.65%(c)       1.65%(c)
  Ratio of net investment income to average net assets*.....       5.12%(c)       4.93%(c)
  Portfolio turnover (d)....................................       8.63%         80.86%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                TREASURY & AGENCY FUND
                                                  ---------------------------------------------------
                                                                    CLASS I SHARES
                                                  ---------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR ENDED JUNE 30,     JANUARY 20,
                                                  DECEMBER 31,    --------------------    TO JUNE 30,
                                                      1999          1999        1998       1997 (a)
                                                  ------------    --------    --------    -----------
                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............    $  9.81       $  10.09    $   9.99     $  10.00
                                                    -------       --------    --------     --------
Investment Activities:
  Net investment income (loss)..................       0.28           0.57        0.62         0.28
  Net realized and unrealized gains (losses)
     from investments...........................      (0.18)         (0.21)       0.15        (0.01)
                                                    -------       --------    --------     --------
     Total from Investment Activities...........       0.10           0.36        0.77         0.27
                                                    -------       --------    --------     --------
Distributions:
  Net investment income.........................      (0.28)         (0.57)      (0.62)       (0.28)
  Net realized gains............................      (0.02)         (0.07)      (0.05)          --
                                                    -------       --------    --------     --------
     Total Distributions........................      (0.30)         (0.64)      (0.67)       (0.28)
                                                    -------       --------    --------     --------
NET ASSET VALUE,
  END OF PERIOD.................................    $  9.61       $   9.81    $  10.09     $   9.99
                                                    =======       ========    ========     ========
Total Return....................................       1.03%(b)       3.54%       7.91%        2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............    $72,233       $ 79,958    $ 95,073     $110,084
  Ratio of expenses to average net assets.......       0.36%(c)       0.36%       0.35%        0.45%(c)
  Ratio of net investment income to average net
     assets.....................................       5.77%(c)       5.60%       6.16%        6.44%(c)
  Ratio of expenses to average net assets*......       0.64%(c)       0.65%       0.65%        0.78%(c)
  Ratio of net investment income to average net
     assets*....................................       5.49%(c)       5.31%       5.86%        6.11%(c)
  Portfolio turnover (d)........................      10.27%         76.73%      41.60%       54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                TREASURY & AGENCY FUND
                                                  ---------------------------------------------------
                                                                    CLASS A SHARES
                                                  ---------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR ENDED JUNE 30,     JANUARY 20,
                                                  DECEMBER 31,    --------------------    TO JUNE 30,
                                                      1999          1999        1998       1997 (a)
                                                  ------------    --------    --------    -----------
                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............    $  9.81       $  10.09    $   9.98     $  10.00
                                                    -------       --------    --------     --------
Investment Activities:
  Net investment income (loss)..................       0.27           0.54        0.63         0.29
  Net realized and unrealized gains (losses)
     from investments...........................      (0.18)         (0.21)       0.16        (0.02)
                                                    -------       --------    --------     --------
     Total from Investment Activities...........       0.09           0.33        0.79         0.27
                                                    -------       --------    --------     --------
Distributions:
  Net investment income.........................      (0.27)         (0.54)      (0.63)       (0.29)
  Net realized gains............................      (0.02)         (0.07)      (0.05)          --
                                                    -------       --------    --------     --------
     Total Distributions........................      (0.29)         (0.61)      (0.68)       (0.29)
                                                    -------       --------    --------     --------
NET ASSET VALUE, END OF PERIOD..................    $  9.61       $   9.81    $  10.09     $   9.98
                                                    =======       ========    ========     ========
Total Return (Excludes Sales Charge)............       0.91%(b)       3.30%       8.10%        2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............    $61,875       $ 72,941    $ 35,213     $     94
  Ratio of expenses to average net assets.......       0.61%(c)       0.60%       0.58%        0.71%(c)
  Ratio of net investment income to average net
     assets.....................................       5.52%(c)       5.30%       5.87%        6.47%(c)
  Ratio of expenses to average net assets*......       0.99%(c)       1.00%       0.98%        1.15%(c)
  Ratio of net investment income to average net
     assets*....................................       5.14%(c)       4.90%       5.47%        6.30%(c)
  Portfolio turnover (d)........................      10.27%         76.73%      41.60%       54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                TREASURY & AGENCY FUND
                                                  ---------------------------------------------------
                                                                    CLASS B SHARES
                                                  ---------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR ENDED JUNE 30,     JANUARY 20,
                                                  DECEMBER 31,    --------------------    TO JUNE 30,
                                                      1999          1999        1998       1997 (a)
                                                  ------------    --------    --------    -----------
                                                  (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................    $  9.81       $  10.08    $   9.99     $  10.00
                                                    -------       --------    --------     --------
Investment Activities:
  Net investment income (loss)..................       0.25           0.49        0.58         0.26
  Net realized and unrealized gains (losses)
     from investments...........................      (0.19)         (0.20)       0.14        (0.01)
                                                    -------       --------    --------     --------
     Total from Investment Activities...........       0.06           0.29        0.72         0.25
                                                    -------       --------    --------     --------
Distributions:
  Net investment income.........................      (0.25)         (0.49)      (0.58)       (0.26)
  Net realized gains............................      (0.02)         (0.07)      (0.05)          --
                                                    -------       --------    --------     --------
     Total Distributions........................      (0.27)         (0.56)      (0.63)       (0.26)
                                                    -------       --------    --------     --------
NET ASSET VALUE,
  END OF PERIOD.................................    $  9.60       $   9.81    $  10.08     $   9.99
                                                    =======       ========    ========     ========
Total Return (Excludes Sales Charge)............       0.55%(b)       2.89%       7.33%        2.58%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).............    $64,892       $ 69,825    $ 12,483     $     80
  Ratio of expenses to average net assets.......       1.11%(c)       1.10%       1.08%        1.23%(c)
  Ratio of net investment income to average net
     assets.....................................       5.02%(c)       4.79%       5.39%        6.30%(c)
  Ratio of expenses to average net assets*......       1.64%(c)       1.64%       1.63%        1.81%(c)
  Ratio of net investment income to average net
     assets*....................................       4.49%(c)       4.25%       4.84%        5.72%(c)
  Portfolio turnover (d)........................      10.27%         76.73%      41.60%       54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD BOND FUND
                                                              ----------------------------
                                                                     CLASS I SHARES
                                                              ----------------------------
                                                               SIX MONTHS     NOVEMBER 13,
                                                                 ENDED          1998 TO
                                                              DECEMBER 31,      JUNE 30,
                                                                  1999          1999 (a)
                                                              ------------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   9.87        $  10.00
                                                                --------        --------
Investment Activities:
  Net investment income (loss)..............................        0.45            0.51
  Net realized and unrealized gains (losses) from
     investments............................................       (0.39)          (0.13)
                                                                --------        --------
     Total from Investment Activities.......................        0.06            0.38
                                                                --------        --------
Distributions:
  Net investment income.....................................       (0.45)          (0.51)
                                                                --------        --------
     Total Distributions....................................       (0.45)          (0.51)
                                                                --------        --------
NET ASSET VALUE,
  END OF PERIOD.............................................    $   9.48        $   9.87
                                                                ========        ========
Total Return................................................        0.64%(b)        3.80%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $183,490        $137,433
  Ratio of expenses to average net assets...................        0.87%(c)        0.89%(c)
  Ratio of net investment income to average net assets......        9.30%(c)        8.48%(c)
  Ratio of expenses to average net assets*..................        1.02%(c)        1.18%(c)
  Ratio of net investment income to average net assets*.....        9.15%(c)        8.19%(c)
  Portfolio turnover (d)....................................       19.57%          28.02%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD BOND FUND
                                                              ----------------------------
                                                                     CLASS A SHARES
                                                              ----------------------------
                                                               SIX MONTHS     NOVEMBER 13,
                                                                 ENDED          1998 TO
                                                              DECEMBER 31,      JUNE 30,
                                                                  1999          1999 (a)
                                                              ------------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.86         $ 10.00
                                                                -------         -------
Investment Activities:
  Net investment income (loss)..............................       0.44            0.49
  Net realized and unrealized gains (losses) from
     investments............................................      (0.38)          (0.14)
                                                                -------         -------
     Total from Investment Activities.......................       0.06            0.35
                                                                -------         -------
Distributions:
  Net investment income.....................................      (0.44)          (0.49)
                                                                -------         -------
     Total Distributions....................................      (0.44)          (0.49)
                                                                -------         -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.48         $  9.86
                                                                =======         =======
Total Return (Excludes Sales Charge)........................       0.62%(b)        3.53%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $13,524         $11,405
  Ratio of expenses to average net assets...................       1.12%(c)        1.13%(c)
  Ratio of net investment income to average net assets......       9.04%(c)        8.46%(c)
  Ratio of expenses to average net assets*..................       1.37%(c)        1.43%(c)
  Ratio of net investment income to average net assets*.....       8.79%(c)        8.16%(c)
  Portfolio turnover (d)....................................      19.57%          28.02%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD BOND FUND
                                                              ----------------------------
                                                                     CLASS B SHARES
                                                              ----------------------------
                                                               SIX MONTHS     NOVEMBER 13,
                                                                 ENDED          1998 TO
                                                              DECEMBER 31,      JUNE 30,
                                                                  1999          1999 (a)
                                                              ------------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.88         $ 10.00
                                                                -------         -------
Investment Activities:
  Net investment income (loss)..............................       0.40            0.45
  Net realized and unrealized gains (losses) from
     investments............................................      (0.39)          (0.12)
                                                                -------         -------
     Total from Investment Activities.......................       0.01            0.33
                                                                -------         -------
Distributions:
  Net investment income.....................................      (0.40)          (0.45)
                                                                -------         -------
     Total Distributions....................................      (0.40)          (0.45)
                                                                -------         -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.49         $  9.88
                                                                =======         =======
Total Return (Excludes Sales Charge)........................       0.18%(b)        3.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $ 5,975         $ 3,748
  Ratio of expenses to average net assets...................       1.77%(c)        1.77%(c)
  Ratio of net investment income to average net assets......       8.33%(c)        7.69%(c)
  Ratio of expenses to average net assets*..................       2.02%(c)        2.06%(c)
  Ratio of net investment income to average net assets*.....       8.08%(c)        7.40%(c)
  Portfolio turnover (d)....................................      19.57%          28.02%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD BOND FUND
                                                              ----------------------------
                                                                     CLASS C SHARES
                                                              ----------------------------
                                                               SIX MONTHS      MARCH 22,
                                                                 ENDED          1999 TO
                                                              DECEMBER 31,      JUNE 30,
                                                                  1999          1999 (a)
                                                              ------------    ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.87         $ 10.14
                                                                -------         -------
Investment Activities:
  Net investment income (loss)..............................       0.40            0.22
  Net realized and unrealized gains from investments........      (0.38)          (0.27)
                                                                -------         -------
     Total from Investment Activities.......................       0.02           (0.05)
                                                                -------         -------
Distributions:
  Net investment income.....................................      (0.40)          (0.22)
                                                                -------         -------
     Total Distributions....................................      (0.40)          (0.22)
                                                                -------         -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $  9.49         $  9.87
                                                                =======         =======
Total Return (Excludes Sales Charge)........................       0.28%(b)       (0.56)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $ 1,440         $     9
  Ratio of expenses to average net assets...................       1.77%(c)        1.76%(c)
  Ratio of net investment income to average net assets......       8.48%(c)        7.84%(c)
  Ratio of expenses to average net assets*..................       2.02%(c)        2.08%(c)
  Ratio of net investment income to average net assets*.....       8.23%(c)        7.52%(c)
  Portfolio turnover (d)....................................      19.57%          28.02%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1999
(Unaudited)

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Bond Fund, Income Bond Fund, Government Bond Fund, Treasury & Agency Fund, and High Yield Bond Fund (individually a "Fund," collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

                 FUND                                         OBJECTIVE
                 ----                                         ---------
    Ultra Short-Term Bond Fund       Seeks a high level of current income consistent with low
                                      volatility of principal by investing in a diversified
                                      portfolio of short-term investment grade securities.

    Short -Term Bond Fund            Seeks current income consistent with the preservation of
                                      capital through investment in high- and medium-grade fixed income securities.

    Intermediate Bond Fund           Seeks current income consistent with the preservation of
                                      capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

    Bond Fund                        Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt
                                      securities.

    Income Bond Fund                 Seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

    Government Bond Fund             Seeks a high level of current income with liquidity and
                                      safety of principal.

    Treasury & Agency Fund           Seeks a high level of current income by investing in U.S.
                                      Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income
                                      exempt from state income taxes.

    High Yield Bond Fund             Seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are
                                      rated below investment grade or unrated. Capital
                                      appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Pricing Committee which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator") under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31,1999, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                     MARKET VALUE    MARKET VALUE
                                                                          OF          OF LOANED
                                                                      COLLATERAL      SECURITIES
                                                                     ------------    ------------
       Short-Term Bond Fund........................................    $217,913        $210,987
       Intermediate Bond Fund......................................     352,369         338,895
       Bond Fund...................................................     378,987         369,353
       Income Bond Fund............................................     349,887         341,903
       Government Bond Fund........................................     195,924         189,566
       Treasury & Agency Fund......................................      52,214          51,038
       High Yield Bond Fund........................................      14,946          14,712

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of December 31, 1999.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued for both financial reporting and tax purposes using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution, have been deferred. Prior to June 30, 1998, costs were being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. After June 30, 1998, costs are expensed as incurred. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities held or planned to be purchased by the funds.

     FUTURES CONTRACTS

     The Funds (except for the Treasury & Agency Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of December 31, 1999:

                                                                  NUMBER        OPENING      CURRENT MARKET
                                                                    OF         POSITIONS         VALUE
                  FUND                     CONTRACT TYPE         CONTRACTS       (000)           (000)
                  ----                     -------------         ---------     ---------     --------------
       Government Bond Fund         Long Bond U.S. 20 Year,         100         $ 9,094         $ 9,275
                                    February 2000 Futures

       Government Bond Fund         Long Bond U.S. 10 Year,         150          14,599          14,379
                                    March 2000 Futures

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The funds are each authorized to issue Class I, Class A, Class B and Class C shares only. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the funds' prospectus. As of December 31, 1999, no shareholders were in Class C of the funds except for the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund and the High Yield Bond Fund. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   Banc One High Yield Partners, LLC, the sub-advisor of the One Group High Yield Bond Fund, was formed as a limited liability company under an agreement between Banc One Investment Advisors and Pacholder Associates, Inc. Under the Agreement, Pacholder is responsible for providing portfolio management services on behalf of Banc One High Yield Partners, LLC for the One Group High Yield Bond Fund. For its services, Banc One High Yield Partners, LLC was paid a fee by the Advisor.

   A Special Meeting of Shareholders ("Special Meeting") of the One Group Income Bond Fund (the "Fund") was held on Friday November 19, 1999. At the meeting, a majority of the shareholders of record at the close of business on September 23, 1999 approved a Sub-Investment Advisory Agreement between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC with respect to the Fund. As a result, Banc One High Yield Partners, LLC now acts as sub-advisor to the Fund with regard to that portion of the Fund's assets designated by Banc One Investment Advisors for investment in corporate fixed-income securities and instruments which are rated below investment grade or unrated corporate fixed-income securities and instruments of similar quality. The Fund cannot invest more than 30% of its total assets in this type of security. Approval of the Sub-Investment Advisory Agreement did not result in any change in the Fund's investment restrictions or an increase in the contractual rate of any advisory fees payable by the Fund. For its services, Banc One High Yield Partners, LLC was paid a fee by the Advisor.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund and the Treasury & Agency Fund, 0.90% of

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   average daily net assets of the Class B shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund and the High Yield Bond Fund and 0.90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund and the High Yield Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees. For the period ended December 31, 1999, the Distributor received $415,108 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $253,346 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1999, fees in the following amounts were waived (amounts in thousands):

                                            INVESTMENT
                                             ADVISORY                                  12B-1 FEES
                                               FEES       ADMINISTRATION                 WAIVED
                                              WAIVED       FEES WAIVED      CLASS A     CLASS B      CLASS C
                                            ----------    --------------    -------    ----------    -------
    Ultra Short-Term Bond Fund............    $  381           $178           $14         $ 8
    Short-Term Bond Fund..................     1,112             --            11           7
    Intermediate Bond Fund................     1,769             --            65          20          $11
    Bond Fund.............................     1,592             88            87           8            1
    Income Bond Fund......................     1,385             --            16           8
    Government Bond Fund..................        44            122            22          26            1
    Treasury & Agency Fund................       214             89            35          85
    High Yield Bond Fund..................       137             --             6           3           --(a)

   ---------------

   (a) Amount is less than $1,000.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the six months ended December 31, 1999, were as follows (amounts in thousands):

                                                                  PURCHASES     SALES
                                                                  ---------    -------
    Ultra Short-Term Bond Fund..................................   $44,934     $54,507
    Short-Term Bond Fund........................................    76,173     163,549
    Intermediate Bond Fund......................................    56,267     117,190
    Bond Fund...................................................   219,358     115,434
    Income Bond Fund............................................   220,029     164,804
    Government Bond Fund........................................    87,351     132,974
    Treasury & Agency Fund......................................    21,286      40,632
    High Yield Bond Fund........................................    88,385      32,939

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, is payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds.

   During the six months ended December 31, 1999, there were no borrowings by the funds under the agreement.

7. DEFERRED TRUSTEES FEES:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

8. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by First Chicago NBD Investment Management Company (an affiliate of the Advisor) were exchanged in a tax-free conversion for Class I shares of the corresponding Funds. The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of dates, shares issued, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands, except per share amounts):

                                                                        NET        NET ASSET
                                                            SHARES     ASSETS      VALUE PER      UNREALIZED
                                                            ISSUED   CONVERTED    SHARE ISSUED   APPRECIATION
                                                            ------   ----------   ------------   ------------
   January 16, 1998
   ----------------
   Income Bond Fund.....................................     5,726    $ 46,377       $ 8.10        $ 1,314

   June 5, 1998
   ------------
   Intermediate Bond Fund...............................       658       6,897        10.49            212

   August 21, 1998
   ---------------
   Intermediate Bond Fund...............................       424       4,465        10.52            123

   September 25, 1998
   ------------------
   Intermediate Bond Fund...............................     1,236      13,194        10.67            499
   Income Bond Fund.....................................    34,607     284,468         8.22         17,961

9. MARQUIS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   One Group. The Marquis Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998, following approval by shareholders of the Marquis Funds at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Marquis Reorganization (amounts in thousands except per share amounts):

                                                                                                      AFTER
                                                                  BEFORE REORGANIZATION           REORGANIZATION
                                                           ------------------------------------   --------------
                                                           MARQUIS GOVERNMENT     GOVERNMENT        GOVERNMENT
                                                            SECURITIES FUND        BOND FUND        BOND FUND
                                                           ------------------   ---------------   --------------
   Shares...............................................          14,222             90,163            104,393
   Net assets...........................................        $144,002           $912,669         $1,056,671
   Net asset value:
     Class I............................................              --              10.12              10.12
     Class A............................................           10.13              10.12              10.12
     Class B............................................           10.18              10.12              10.12
   Unrealized appreciation..............................           2,739             35,291             38,030

10. PEGASUS REORGANIZATION:

    The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 21, 1999 following approval by shareholders of the Pegasus Funds at a special shareholder meeting. All of the One Group Funds were accounting survivors except the Intermediate Bond Fund and the Income Bond Fund where the Pegasus Fund was the accounting survivor. All accounting and performance information reflect the prior Pegasus Fund. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Pegasus Reorganization (amounts in thousands except per share amounts):

                                                                                                      AFTER
                                                                  BEFORE REORGANIZATION           REORGANIZATION
                                                           ------------------------------------   --------------
                                                             PEGASUS SHORT          LIMITED         SHORT-TERM
                                                               BOND FUND        VOLATILITY FUND     BOND FUND
                                                           ------------------   ---------------   --------------
    Shares...............................................         30,860             58,460            88,295
    Net assets...........................................       $313,282           $613,984          $927,266
    Net asset value:
      Class I............................................          10.15              10.50             10.50
      Class A............................................          10.16              10.50             10.50
      Class B............................................          10.06              10.57             10.57
    Unrealized appreciation..............................          1,569              7,001             8,570

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                                                      AFTER
                                                                  BEFORE REORGANIZATION           REORGANIZATION
                                                           ------------------------------------   --------------
                                                           PEGASUS INTERMEDIATE    INTERMEDIATE    INTERMEDIATE
                                                                 BOND FUND          BOND FUND       BOND FUND
                                                           ---------------------   ------------   --------------
    Shares...............................................          62,063              87,346          149,434
    Net assets...........................................        $650,147            $914,740       $1,564,887
    Net asset value:
      Class I............................................           10.48               10.48            10.48
      Class A............................................           10.48               10.48            10.48
      Class B............................................           10.37               10.38            10.38
      Class C............................................              --               10.38            10.38
    Unrealized appreciation..............................          10,495               3,899           14,394

                                                                                                      AFTER
                                                                  BEFORE REORGANIZATION           REORGANIZATION
                                                           ------------------------------------   --------------
                                                                  PEGASUS              BOND            BOND
                                                                 BOND FUND             FUND            FUND
                                                           ---------------------   ------------   --------------
    Shares...............................................          143,101                 --          143,101
    Net assets...........................................       $1,515,388                 --       $1,515,388
    Net asset value:
      Class I............................................            10.59                 --            10.59
      Class A............................................            10.59                 --            10.59
      Class B............................................            10.59                 --            10.59
    Unrealized appreciation..............................           48,460                 --           48,460

                                                                          BEFORE                      AFTER
                                                                      REORGANIZATION              REORGANIZATION
                                                           ------------------------------------   --------------
                                                           PEGASUS MULTI SECTOR       INCOME          INCOME
                                                                 BOND FUND          BOND FUND       BOND FUND
                                                           ---------------------   ------------   --------------
    Shares...............................................          48,669              130,022         178,659
    Net assets...........................................        $383,772           $1,026,073      $1,409,845
    Net asset value:
      Class I............................................            7.89                 7.89            7.89
      Class A............................................            7.88                 7.89            7.89
      Class B............................................            7.92                 7.92            7.92
    Unrealized appreciation..............................          12,187               28,006          40,193

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

                                                                      BEFORE                      AFTER
                                                                  REORGANIZATION              REORGANIZATION
                                                         ---------------------------------    --------------
                                                         PEGASUS HIGH YIELD     HIGH YIELD      HIGH YIELD
                                                              BOND FUND         BOND FUND       BOND FUND
                                                         -------------------    ----------    --------------
    Shares.............................................          8,666             3,769           12,145
    Net assets.........................................        $84,851           $38,195         $123,045
    Net asset value:
      Class I..........................................           9.79             10.13            10.13
      Class A..........................................           9.71             10.13            10.13
      Class B..........................................           9.73             10.14            10.14
    Unrealized appreciation (depreciation).............         (2,613)              343           (2,270)

11. SPECIAL MEETING OF SHAREHOLDERS:

    A special meeting of shareholders of the One Group Income Bond Fund was held on November 19, 1999. At the meeting, shareholders voted on the approval of the following proposals:

    1. To approve a sub-investment advisory agreement between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC.

                             FOR       AGAINST   ABSTAIN
                             ---       -------   -------
                         176,022,681   61,309    79,424

    2. To transact any other business as properly comes before the special meeting or any adjournment thereof.

                             FOR       AGAINST   ABSTAIN
                             ---       -------   -------
                         176,012,067   85,214    66,133

                 (This page has been left blank intentionally.)

One Group is distributed by
The One Group Services Company,
which is not affiliated with BANK
ONE CORPORATION. Banc One
Investment Advisors Corporation
serves as investment advisor to
the One Group, for which it
receives advisory fees.

Call Investor Services at
The One Group Service Center
at 1 800 480 4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION                                                     [LOGO] BANK ONE

TOG-F-042 (2/00)